Registration No. 333-137206
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 5                                    [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


         Amendment No. 209                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective
         (check appropriate box):

  [X]    On April 30, 2008 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Stylus(R)


A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2008


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.


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WHAT IS STYLUS(R)?

Stylus(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options. This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix V later in this Prospectus for more information on state availability and/or variations of certain features and benefits.



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Variable investment options
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o AXA Aggressive Allocation*         o AXA Moderate-Plus Allocation*
o AXA Conservative Allocation*       o EQ/Franklin Templeton Founding
o AXA Conservative-Plus Allocation*    Strategy
o AXA Moderate Allocation*           o EQ/Money Market
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*   The "AXA Allocation" portfolios.



You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


TYPES OF CONTRACTS. We offer the contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

    We offer two versions of the traditional IRA: "Rollover IRA" (intended for rollover and direct transfer contributions) and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions and specific direct rollover contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth IRA, Inherited IRA, or QP contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $4,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2008, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                   X01881/Stylus

                                                                        (R-4/15)

Contents of this Prospectus

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STYLUS(R)
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Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7

Stylus(R) at a glance -- key features                                        9


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FEE TABLE                                                                   11
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Example                                                                     13
Condensed financial information                                             14



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1. CONTRACT FEATURES AND BENEFITS                                           15
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How you can purchase and contribute to your contract                        15
Owner and annuitant requirements                                            19

Purchase considerations for a charitable remainder trust                    19

How you can make your contributions                                         19
What are your investment options under the contract?                        19
Portfolios of the Trusts                                                    21
Allocating your contributions                                               22
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 22
Annuity purchase factors                                                    24
Guaranteed minimum income benefit                                           24
Guaranteed minimum death benefit                                            26
Guaranteed withdrawal benefit for life ("GWBL")                             27

Guaranteed withdrawal benefit ("GWB")                                       31

Inherited IRA beneficiary continuation contract                             33
Your right to cancel within a certain number of days                        34



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2. DETERMINING YOUR CONTRACT'S VALUE                                        35
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Your account value and cash value                                           35
Your contract's value in the variable investment options                    35
Insufficient account value                                                  35



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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         36
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Transferring your account value                                             36

Disruptive transfer activity                                                36
Rebalancing your account value                                              37

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"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.



2  Contents of this Prospectus

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4. ACCESSING YOUR MONEY                                                     38
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Withdrawing your account value                                              38

How withdrawals are taken from your account value                           40

How withdrawals affect your Guaranteed minimum
     income benefit and Guaranteed minimum death benefit                    40

How withdrawals affect your GWBL and GWBL Guaranteed
     minimum death benefit                                                  41

How withdrawals affect your Guaranteed withdrawal benefit                   41

Withdrawals treated as surrenders                                           41
Surrendering your contract to receive its cash value                        41
When to expect payments                                                     41
Your annuity payout options                                                 42



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5. CHARGES AND EXPENSES                                                     45
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Charges that AXA Equitable deducts                                          45
Charges that the Trusts deduct                                              48
Group or sponsored arrangements                                             48
Other distribution arrangements                                             49



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6. PAYMENT OF DEATH BENEFIT                                                 50
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Your beneficiary and payment of benefit                                     50
Beneficiary continuation option                                             52



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7. TAX INFORMATION                                                          55
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Overview                                                                    55
Buying a contract to fund a retirement arrangement                          55
Transfers among investment options                                          55
Taxation of nonqualified annuities                                          55
Individual retirement arrangements (IRAs)                                   57
Federal and state income tax withholding and
     information reporting                                                  66
Special rules for contracts funding qualified plans                         67
Impact of taxes to AXA Equitable                                            67



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8. MORE INFORMATION                                                         68
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About Separate Account No. 49                                               68
About the Trusts                                                            68
About the general account                                                   68
About other methods of payment                                              68
Dates and prices at which contract events occur                             69
About your voting rights                                                    70
About legal proceedings                                                     70
Financial statements                                                        70
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          70
About Custodial IRAs                                                        70
Distribution of the contracts                                               71

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APPENDICES
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  I -- Condensed financial information                                     A-1

 II -- Purchase considerations for QP contracts                            B-1
III -- Enhanced death benefit example                                      C-1
 IV -- Hypothetical illustrations                                          D-1
  V -- State contract availability and/or variations of certain
        features and benefits                                              E-1


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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  Contents of this Prospectus  3

Index of key words and phrases

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This index should help you locate more information on the terms used in this Prospectus.



                                                                 Page
   6% Roll-Up to age 85                                            23
   12-month dollar cost averaging                                  22
   account value                                                   35
   administrative charge                                           45
   annual administrative charge                                    45
   Annual Ratchet                                                  29
   Annual Ratchet to age 85 enhanced death benefit                 23
   annuitant                                                       15
   annuitization                                                   42
   annuity maturity date                                           43
   annuity payout options                                          42
   annuity purchase factors                                        24
   automatic annual reset program                                  24
   automatic customized reset program                              24
   automatic investment program                                    69
   beneficiary                                                     50
   Beneficiary continuation option ("BCO")                         52
   business day                                                    69
   cash value                                                      35
   charges for state premium and other applicable taxes            48
   contract date                                                   19
   contract date anniversary                                       19
   contract year                                                   19
   contributions to Roth IRAs                                      63
      regular contributions                                        63
      rollovers and transfers                                      64
      conversion contributions                                     64
   contributions to traditional IRAs                               58
      regular contributions                                        58
      rollovers and transfers                                      59
   disability, terminal illness or confinement to nursing home     46
   disruptive transfer activity                                    36
   Distribution Charge                                             45
   EQAccess                                                         7
   Flexible Premium IRA                                         cover
   Flexible Premium Roth IRA                                    cover
   free look                                                       34
   free withdrawal amount                                          46
   general account                                                 68
   General dollar cost averaging                                   22
   Guaranteed minimum death benefit                                26
   Guaranteed minimum death benefit and Guaranteed
      minimum income benefit base                                  22
   Guaranteed minimum death benefit/Guaranteed
      minimum income benefit roll-up benefit
      base reset option                                            23
   Guaranteed minimum income benefit                               24
   Guaranteed minimum income benefit charge                        47
   Guaranteed minimum income benefit "no lapse guarantee"          25
   Guaranteed withdrawal benefit                                   31
   Guaranteed withdrawal benefit for life                          27
   Guaranteed withdrawal benefit for life charge                   47
   GWB benefit base                                                31
   GWBL benefit base                                               28
   IRA                                                          cover
   IRS                                                             55
   Inherited IRA                                                cover
   investment options   cover
   lifetime required minimum distribution withdrawals              39
   market timing                                                   36
   Mortality and expense risks charge                              45
   NQ                                                           cover
   one-time reset option                                           24
   partial withdrawals                                             38
   portfolio                                                    cover
   processing office                                                7
   QP                                                           cover
   Rebalancing                                                     37
   Rollover IRA                                                 cover
   Roth IRA                                                     cover
   SAI                                                          cover
   SEC                                                          cover
   self-directed allocation                                        22
   Separate Account No. 49                                         68
   standard death benefit                                          23
   substantially equal withdrawals                                 39
   Spousal continuation                                            51
   systematic withdrawals                                          39
   TOPS                                                             7
   traditional IRA                                              cover
   Trusts                                                          68
   unit                                                            35
   variable investment options                                  cover
   wire transmittals and electronic applications                   68
   withdrawal charge                                               46


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


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Prospectus                      Contract or Supplemental Materials
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variable investment options     Investment Funds
account value                   Annuity Account Value
unit                            Accumulation Unit
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4 Index of key words and phrases

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Prospectus                                 Contract or Supplemental Materials
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Guaranteed minimum death benefit           Guaranteed death benefit
Guaranteed minimum income benefit          Guaranteed Income Benefit
Guaranteed withdrawal benefit for life     Guaranteed withdrawal benefit
GWBL benefit base                          Guaranteed withdrawal benefit for life
                                           benefit base
Guaranteed annual withdrawal amount        Guaranteed withdrawal benefit for life Annual
                                           withdrawal amount
GWBL Excess withdrawal                     Guaranteed withdrawal benefit for life Excess
                                           withdrawal
GWB Excess withdrawal                      Guaranteed withdrawal benefit Excess
                                           withdrawal
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                                                Index of key words and phrases 5

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:




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FOR CORRESPONDENCE WITH CHECKS:
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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Stylus(R)
     P.O. Box 13014
     Newark, NJ 07188-0014


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Stylus(R)
     c/o JPMorgan Chase -- Remit One Lockbox Processing
     Lockbox No. 13014
     4 Chase Metrotech Center, 7th Floor West
     Brooklyn, NY 11245-0001
     Attn: Remit One Lockbox





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FOR CORRESPONDENCE WITHOUT CHECKS:
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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Stylus(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Stylus(R)
     200 Plaza Drive, 1st Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to the appropriate processing office. Your correspondence, however, is not considered received by us until it is received at the appropriate processing office. Our processing office for correspondence with checks is Chase Metrotech Center, 7th Floor West, Brooklyn, NY. Our processing office for all other communications is 200 Plaza Drive, 1st Floor, Secaucus, NJ.



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REPORTS WE PROVIDE:
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o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.




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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o   elect to receive certain contract statements electronically;


o   enroll in, modify or cancel a rebalancing program (through EQAccess only);


o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or will-


                                                        Who is AXA Equitable?  7
ful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  authorization for telephone transfers by your financial professional;

(2) conversion of a traditional IRA to a Roth IRA or Flexible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5) requests for withdrawals or surrenders from contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(6)  tax withholding elections;


(7)  election of the Beneficiary continuation option;


(8)  IRA contribution recharacterizations;


(9)  Section 1035 exchanges;

(10) direct transfers and rollovers;


(11) exercise of the Guaranteed minimum income benefit;


(12) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;


(13) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(14) death claims;


(15) purchase by or change of ownership to a non natural owner;

(16) change in ownership (NQ only) (only if available in your contract); and


(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL").


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:


(1) beneficiary changes;


(2) contract surrender and withdrawal requests;


(3) general dollar cost averaging; and

(4) 12-month dollar cost averaging.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1) automatic investment program;


(2) general dollar cost averaging;


(3) 12 month dollar cost averaging;

(4) substantially equal withdrawals;

(5) systematic withdrawals; and

(6) the date annuity payments are to begin.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1) automatic annual reset program; and

(2) automatic customized reset program.


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


8  Who is AXA Equitable?

Stylus(R) at a glance -- key features


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Professional investment   Stylus(R) variable investment options invest in different Portfolios managed by professional
management                investment advisers.
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Tax considerations        o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          o No tax on transfers among investment options inside the contract.
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
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Guaranteed minimum        The Guaranteed minimum income benefit provides income protection for you during your life once you elect
income benefit            to annuitize the contract.
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Guaranteed withdrawal     The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals
benefit for life          of up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later.
                          Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
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Guaranteed withdrawal     The Guaranteed withdrawal benefit option ("GWB") guarantees that you can take withdrawals of up to a
benefit                   maximum amount each contract year (your "Guaranteed annual withdrawal amount").
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Contribution amounts      o NQ, Rollover IRA, Roth IRA, Inherited IRA and QP contracts
                          ----------------------------------------------------------------------------------------------------------
                            o Initial minimum:      $5,000
                            o Additional minimum:   $500 (NQ and QP contracts)
                                                    $100 monthly and $300 quarterly under our automatic investment program
                                                    (NQ contracts)
                                                    $50 (IRA contracts)
                                                    $1000 (Inherited IRA contracts)
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                          o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                          o Initial minimum:      $4,000
                          o Additional minimum:   $50
                                                  $50 monthly and quarterly under our automatic investment program
                          ----------------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million
                          ($500,000 for owners or annuitants who are age 81 and older at contract issue unless you elect GWBL) for
                          Stylus(R) contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We currently impose that limitation except in certain circumstances, which are identified in "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
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Access to your money      o Partial withdrawals
                          o Several withdrawal options on a periodic basis
                          o Contract surrender
                          o Maximum payment plan (only under contracts with GWBL or GWB)
                          o Customized payment plan (only under contracts with GWBL or GWB)
                          You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
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                                         Stylus(R) at a glance -- key features 9

Payout options            o Fixed annuity payout options
                          o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
                          o Income Manager(R) payout options (described in a separate prospectus for that option)
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Additional features       o Guaranteed minimum death benefit options
                          o Dollar cost averaging
                          o Automatic investment program
                          o Account value rebalancing (quarterly, semiannually, and annually)
                          o Free transfers
                          o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                          o Spousal continuation
                          o Beneficiary continuation option
                          o Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset
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Fees and charges          Please see "Fee table" later in this section for complete details.
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Owner and annuitant       NQ: 0-85
issue ages                Rollover IRA, Roth IRA and
                          Flexible Premium Roth IRA:
                          20-85
                          Flexible Premium IRA: 20-70
                          Inherited IRA: 0-70
                          QP: 20-75
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The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix V later in this Prospectus for more information on state availability and/or variations of certain features and benefits.
For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts. You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


10 Stylus(R) at a glance -- key features

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



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Charges we deduct from your account value at the time you request certain transactions
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Maximum withdrawal charge as a percentage of contributions withdrawn
(deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)          7.00%
----------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                       $350
----------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
----------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
----------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                $30
   If your account value on a contract date anniversary is $50,000
   or more                                                                   $0
----------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------
Separate account annual expenses:
Mortality and expense risks                                                  0.80%(4)
Administrative                                                               0.30%
Distribution                                                                 0.05%
                                                                             -------
Total Separate account annual expenses                                       1.15%
----------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
----------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect).
   Standard death benefit and GWBL Standard death benefit                    0.00%
   Annual Ratchet to age 85                                                  0.25%
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85               0.65%
   GWBL Enhanced death benefit                                               0.30%
----------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a                    0.65%
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect)
----------------------------------------------------------------------------------------


                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (calcu-                              0.60% for the Single Life option
lated as a percentage of the GWBL benefit base. Deducted annually(2)                       0.75% for the Joint Life option
on each contract date anniversary).

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                                         0.75% for the Single Life option
                                                                                           0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit charge (calculated as a percentage                           0.30%
of account value. Deducted annually(2) on each contract date anniversary).

If you elect the Optional 5-year reset, we reserve the right to increase
your charge up to:                                                                         0.45%

If your GWB benefit base is zero, the Guaranteed withdrawal benefit charge will not be applied. Please see "Guaranteed withdrawal benefit" in "Contract features and benefits" for more information about this feature, including its benefit base and the Optional
5-year reset provision, and "Guaranteed withdrawal benefit charge" in "Charges and expenses," both in this supplement.
------------------------------------------------------------------------------------------------------------------------------------



You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2007 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(5)                                                                 0.70%      1.57%




This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Acquired      Total
                                                                      Fund Fees     Annual                        Net
                                                                         and       Expenses    Fee Waiv-        Annual
                                                                       Expenses     (Before   ers and/or       Expenses
                                  Manage-                            (Underlying    Expense     Expense          After
                                   ment       12b-1      Other        Portfo-      Limita-   Reimburse-         Expense
 Portfolio Name                   Fees(6)    Fees(7)  Expenses (8)     lios)(9)     tions)     ments(10)      Limitations
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation          0.10%      0.25%     0.17%          0.92%         1.44%      (0.17)%          1.27%
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation        0.10%      0.25%     0.21%          0.69%         1.25%      (0.21)%          1.04%
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation   0.10%      0.25%     0.19%          0.76%         1.30%      (0.19)%          1.11%
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation            0.10%      0.25%     0.17%          0.82%         1.34%      (0.17)%          1.17%
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation       0.10%      0.25%     0.17%          0.86%         1.38%      (0.17)%          1.21%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding
 Strategy                          0.05%      0.25%     0.22%          1.05%         1.57%      (0.12)%          1.45%(11)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                    0.32%      0.25%     0.13%            --          0.70%         --            0.70%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:


12 Fee table

   The withdrawal charge percentage we use is determined by the contract year in           Contract
   which you make the withdrawal or surrender your contract. For each contribution,        Year
   we consider the contract year in which we receive that contribution to be "contract     1 ................7.00%
   year 1")                                                                                2 ................7.00%
                                                                                           3 ................6.00%
                                                                                           4 ................6.00%
                                                                                           5 ................5.00%
                                                                                           6 ................3.00%
                                                                                           7 ................1.00%
                                                                                           8+ ...............0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.


(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2007 and for the underlying portfolios.

(6) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnotes (10) and (11) for any expense limitation agreement information.

(7) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(8) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnotes (10) and (11) for any expense limitation agreement information.

(9) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(10) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements.

(11) In addition to the fee waiver and/or expense reimbursement discussed in the footnote immediately above, AXA Equitable, voluntarily will waive all its management and administration fees and reimburse all other expenses associated with the EQ/Franklin Templeton Founding Strategy Portfolio ("Portfolio") (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses). Accordingly, the Total Annual Operating Expenses (including Acquired Fund Fees and Expenses), taking into account the voluntary waiver by AXA Equitable, will be 1.30%. The voluntary waiver by AXA Equitable will remain in effect until April 30, 2009.



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007 on a similar contract, which results in an estimated administrative charge of 0.009% of contract value.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

-----------------------------------------------------------------------------------------------
                                              If you surrender your contract at the
                                                end of the applicable time period
-----------------------------------------------------------------------------------------------
Portfolio Name                       1 year        3 years        5 years        10 years
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------
AXA Aggressive Allocation          $ 1,111.00     $ 1,864.00     $ 2,664.00     $ 4,630.00
AXA Conservative Allocation        $ 1,091.00     $ 1,806.00     $ 2,568.00     $ 4,449.00
AXA Conservative-Plus Allocation   $ 1,096.00     $ 1,821.00     $ 2,593.00     $ 4,497.00
AXA Moderate Allocation            $ 1,100.00     $ 1,834.00     $ 2,613.00     $ 4,536.00
AXA Moderate-Plus Allocation       $ 1,104.00     $ 1,846.00     $ 2,633.00     $ 4,574.00
-----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding
 Strategy                          $ 1,124.00     $ 1,905.00     $ 2,729.00     $ 4,752.00
EQ/Money Market                    $ 1,033.00     $ 1,634.00     $ 2,285.00     $ 3,905.00
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                             If you annuitize at the end of the
                                            applicable time period and select a
                                             non-life contingent period certain
                                          annuity option with less than five years
-----------------------------------------------------------------------------------------------
Portfolio Name                      1 year     3 years        5 years       10 years
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------
AXA Aggressive Allocation            N/A     $ 1,864.00     $ 2,664.00     $ 4,630.00
AXA Conservative Allocation          N/A     $ 1,806.00     $ 2,568.00     $ 4,449.00
AXA Conservative-Plus Allocation     N/A     $ 1,821.00     $ 2,593.00     $ 4,497.00
AXA Moderate Allocation              N/A     $ 1,834.00     $ 2,613.00     $ 4,536.00
AXA Moderate-Plus Allocation         N/A     $ 1,846.00     $ 2,633.00     $ 4,574.00
-----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding
 Strategy                            N/A     $ 1,905.00     $ 2,729.00     $ 4,752.00
EQ/Money Market                      N/A     $ 1,634.00     $ 2,285.00     $ 3,905.00
-----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                           If you do not surrender your contract at
                                            the end of the applicable time period
-----------------------------------------------------------------------------------------------
Portfolio Name                       1 year       3 years         5 years       10 years
-----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------
AXA Aggressive Allocation          $ 411.00     $ 1,264.00      $ 2,164.00     $ 4,630.00
AXA Conservative Allocation        $ 391.00     $ 1,206.00      $ 2,068.00     $ 4,449.00
AXA Conservative-Plus Allocation   $ 396.00     $ 1,221.00      $ 2,093.00     $ 4,497.00
AXA Moderate Allocation            $ 400.00     $ 1,234.00      $ 2,113.00     $ 4,536.00
AXA Moderate-Plus Allocation       $ 404.00     $ 1,246.00      $ 2,133.00     $ 4,574.00
-----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding
 Strategy                          $ 424.00     $ 1,305.00      $ 2,229.00     $ 4,752.00
EQ/Money Market                    $ 333.00     $ 1,034.00      $ 1,785.00     $ 3,905.00
-----------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2007.



14 Fee table

1.  Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of owner and contract purchased. The following table summarizes our rules regarding contributions to your contract. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.


We may refuse to accept any contribution if the sum of all contributions under all Stylus(R) contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are ages 81 and older at contract issue unless you elect GWBL). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We currently impose that limitation, except that we permit contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is 75 or younger; and (ii) the total contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant    Minimum
Contract type    issue ages       contributions
----------------------------------------------------------------------------------------------------------
NQ               0 through 85     o $5,000 (initial)
                                  o $500 (additional)
                                  o $100 monthly and
                                    $300 quarterly
                                    under our automatic
                                    investment program
                                    (additional)


----------------------------------------------------------------------------------------------------------
Contract type    Source of contributions               Limitations on contributions(+)
----------------------------------------------------------------------------------------------------------
NQ               o After-tax money.                    o No additional contributions may be
                                                         made after attainment of age 86, or if
                 o Paid to us by check or transfer of    later, the first contract date
                   contract value in a tax-deferred      anniversary.*
                   exchange under Section 1035 of the
                   Internal Revenue Code.
----------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 15

----------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant    Minimum
Contract type    issue ages       contributions
----------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85    o $5,000 (initial)
                                  o $50 (additional)
Roth IRA         20 through 85    o $5,000 (initial)
                                  o $50 (additional)


----------------------------------------------------------------------------------------------------------
Contract type    Source of contributions                  Limitations on contributions(+)
----------------------------------------------------------------------------------------------------------
Rollover IRA     o Eligible rollover distributions from   o No additional contributions may be
                   403(b) plans, qualified plans, and       made after attainment of age 86, or, if
                   governmental employer 457(b) plans.      later, the first contract date
                                                            anniversary.*
                 o Rollovers from another traditional
                   individual retirement arrangement.     o Contributions after age 70-1/2 must be
                                                            net of required minimum distributions.
                 o Direct custodian-to-custodian trans-
                   fers from another traditional          o Although we accept regular IRA con-
                   individual retirement arrangement.       tributions (limited to $5,000) under
                                                            Rollover IRA contracts, we intend that
                 o Regular IRA contributions.               this contract be used primarily for
                                                            rollover and direct transfer
                 o Additional "catch-up"                    contributions.
                   contributions.
                                                          o Additional catch-up contributions of
                                                            up to $1,000 per calendar year where
                                                            the owner is at least age 50 but under
                                                            age 70-1/2 at any time during the cal-
                                                            endar year for which the contribution
                                                            is made.
----------------------------------------------------------------------------------------------------------
Roth IRA         o Rollovers from another Roth IRA.       o No additional contributions may be
                                                            made after attainment of age 86, or, if
                 o Rollovers from a "designated Roth        later, the first contract date
                   contribution account" under a 401(k)     anniversary.*
                   plan or 403(b) plan.
                                                          o Conversion rollovers after age 70-1/2
                 o Conversion rollovers from a traditional  must be net of required minimum
                   IRA or other eligible retirement         distributions for the traditional IRA or
                   plan.                                    other eligible retirement plan which is
                                                            the source of the conversion rollover.

                 o Direct transfers from another Roth     o You cannot roll over funds from a
                   IRA.                                     traditional IRA or other eligible
                                                            retirement plan if your adjusted gross
                 o Regular Roth IRA contributions.          income is $100,000 or more.

                 o Additional catch-up contributions.     o Although we accept regular Roth IRA
                                                            contributions (limited to $5,000)
                                                            under Roth IRA contracts, we intend
                                                            that this contract be used primarily for
                                                            rollover and direct transfer
                                                            contributions.

                                                          o Additional catch-up contributions of
                                                            up to $1,000 per calendar year where
                                                            the owner is at least age 50 at any
                                                            time during the calendar year for
                                                            which the contribution is made.
----------------------------------------------------------------------------------------------------------


16 Contract features and benefits

----------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant  Minimum
Contract type      issue ages     contributions
----------------------------------------------------------------------------------------------------------
QP                 20 through 75  o $5,000 (initial)
                                  o $500 (additional)

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.

----------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 70  o $4,000 (initial)
IRA
                                  o $50 (additional)
                                  o $50 monthly or
                                    quarterly under our
                                    automatic investment
                                    program (additional)
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
Contract type      Source of contributions                    Limitations on contributions(+)
----------------------------------------------------------------------------------------------------------
QP                 o Only transfer contributions from other   o A separate QP contract must be established
                     investments within an existing             for each plan participant.
                     defined contribution qualified plan
                     trust.                                   o We do not accept regular ongoing
                                                                payroll contributions or contributions
                   o The plan must be qualified under           directly from the employer.
                     Section 401(a) of the Internal
                     Revenue Code.                            o Only one additional transfer contribution
                                                                may be made during a contract year.
                   o For 401(k) plans, transferred contri-
                   butions may not include any after-tax      o No additional transfer contributions
                   contributions, including designated          after participant's attainment of age
                   Roth contributions.                          76 or, if later, the first contract date
                                                                anniversary.

                                                              o Contributions after age 70-1/2 must be
                                                                net of any required minimum
                                                                distributions.

                                                              o We do not accept contributions from
                                                                defined benefit plans.
----------------------------------------------------------------------------------------------------------
Flexible Premium   o Regular traditional IRA contributions.   o No regular IRA contributions in the
IRA                                                             calendar year you turn age 70-1/2 and
                   o Additional catch-up contributions.         thereafter.

                   o Eligible rollover distributions from     o Regular contributions may not exceed
                     403(b) plans, qualified plans, and         $ 5,000.
                     governmental employer 457(b) plans.
                                                              o Additional catch-up contributions of
                   o Rollovers from another traditional         up to $1,000 per calendar year where
                     individual retirement arrangement.         the owner is at least age 50 but under
                                                                age 70-1/2 at any time during the
                   o Direct custodian-to-custodian              calendar year for which the contribution
                     transfers from another                     is made.
                     traditional individual retirement
                     arrangement.                             o Although we accept rollover and
                                                                direct transfer contributions under the
                                                                Flexible Premium IRA contract, we
                                                                intend that this contract be used for
                                                                ongoing regular contributions.

                                                              o Rollover and direct transfer contribu-
                                                                tions may be made up to attainment
                                                                of age 86.*

                                                              o Rollover and direct transfer contributions
                                                                after age 70-1/2 must be net of
                                                                required minimum distributions.
----------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

----------------------------------------------------------------------------------------------------------
                   Available
                   for owner
                   and annuitant  Minimum
Contract type      issue ages     contributions
----------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85  o $4,000 (initial)
Roth IRA
                                  o $50 (additional)
                                  o $50 monthly or
                                    quarterly under our
                                    automatic invest-
                                    ment program
                                    (additional)
----------------------------------------------------------------------------------------------------------
Inherited IRA      0 through 70   o $5,000 (initial)
Beneficiary
                                  o $1,000 (additional)
Continuation
Contract
(traditional IRA
or Roth IRA)
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
Contract type      Source of contributions                   Limitations on contributions(+)
----------------------------------------------------------------------------------------------------------
Flexible Premium   o Regular Roth IRA contributions.         o No additional contributions may be
Roth IRA                                                       made after the attainment of age 86,
                   o Additional catch-up contributions.        or, if later, the first contract date
                                                               anniversary.*
                   o Rollovers from another Roth IRA.
                   o Rollovers from a "designated Roth       o Contributions are subject to income
                     contribution account" under a 401(k)      limits and other tax rules.
                     plan or 403(b) plan.
                                                             o Regular Roth IRA contributions may
                   o Conversion rollovers from a traditional   not exceed $5,000.
                     IRA or other eligible retirement
                     plan.                                   o Additional catch-up contributions of
                                                               up to $1,000 per calendar year where
                   o Direct transfers from another Roth        the owner is at least age 50 at any
                     IRA.                                      time during the calendar year for
                                                               which the contribution is made.

                                                             o Although we accept rollover and
                                                               direct transfer contributions under the
                                                               Flexible Premium Roth IRA contract,
                                                               we intend that this contract be used
                                                               for ongoing regular Roth IRA contributions.
----------------------------------------------------------------------------------------------------------
Inherited IRA      o Direct custodian-to-custodian           o Any additional contributions must be
Beneficiary          transfers of your interest as a death     from the same type of IRA of the
Continuation         beneficiary of the deceased owner's       same deceased owner.
Contract (tradi-     traditional individual retirement
tional IRA or        arrangement or Roth IRA to an IRA of    o Non-spousal beneficiary direct rollover
Roth IRA)            the same type.                            contributions from qualified plans,
                                                               403(b) plans and governmental
                                                               employer 457(b) plans may be made
                                                               to a traditional Inherited IRA contract
                                                               under specified circumstances.
----------------------------------------------------------------------------------------------------------



+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix V later in the Prospectus to see if additional contributions are permitted in your state. For the Guaranteed withdrawal benefit for life and the Guaranteed withdrawal benefit options, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

*   Please see Appendix V later in this Prospectus for state variations.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


18 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.


In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. If you elect the GWBL on a Joint life basis, a successor owner must be named at contract issue. The successor owner must be the owner's spouse. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If the contract is jointly owned and GWBL has not been elected, benefits are based on the age of the older joint owner. In this Prospectus, when we use the term "owner," we intend this to be a reference to the annuitant if the contract has a non-natural owner. If GWBL is elected, the terms "owner" and "successor owner" are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. The annuitant and joint annuitant must be spouses. Under QP contracts, all benefits are based on the age of the annuitant.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

If you are purchasing this contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB"), the Guaranteed withdrawal benefit for life ("GWBL") or the Guaranteed withdrawal benefit ("GWB"), or an enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Stylus(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Stylus(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL, GWB and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL or GWB. See the discussion of these benefits later in this section.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Under some circumstances, such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


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The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
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Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.



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Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options. Your investment results in any one of the variable investment options will


                                              Contract features and benefits  19
depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers.




20  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio by AXA Equitable. AXA Equitable may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolio(s), AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



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EQ Advisors Trust                                                                         Investment Manager
Portfolio Name                Objective                                                   (or Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY            income.                                                     o AXA Equitable
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EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve    o The Dreyfus Corporation
                              its assets and maintain liquidity.
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AXA Premier VIP Trust
Portfolio Name                Objective                                                   Investment Manager
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AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                       o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                               Contract features and benefits 21

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your financial professional is a registered representative with an unaffiliated broker-dealer. You should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available variable investment options must equal 100%.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available variable investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
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12-MONTH DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the 12-month dollar cost averaging option (which is part of the EQ/Money Market option) into any of the other variable investment options. You may elect to participate in the 12-month dollar cost averaging program at any time subject to the age limitation on contributions described earlier in this Prospectus. Contributions into the account for 12-month dollar cost averaging may not be transfers from other variable investment options. You must allocate your entire initial contribution into the 12-month dollar cost averaging option if you are selecting the 12-month dollar cost averaging program at application to purchase a Stylus(R) contract; thereafter, initial allocations to any new 12-month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the 12-month dollar cost averaging option into the other variable investment options that you select over the next 12-months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.


Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12-month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12-month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect.

The only amounts that should be transferred from the 12-month dollar cost averaging option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the 12-month dollar cost averaging option, we will transfer all of the value that you have remaining in the 12-month dollar cost averaging option to the variable investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

If you elect the Guaranteed withdrawal benefit for life, the 12-month dollar cost averaging program is not available.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                      ----------------------------------

You may not participate in either dollar cost averaging program if you are participating in the rebalancing program. See "Transferring your money among investment options" later in this Prospectus. You may participate in only one dollar cost averaging program at a time. For information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.



GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section. If you elect GWB,



22  Contract features and benefits
you may choose either the standard death benefit or the Annual Ratchet to age 85 enhanced death benefit.


The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your Guaranteed withdrawal benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.



6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


The effective annual roll-up rate credited to the benefit base is:

o 6% with respect to the variable investment options (other than EQ/Money Market), and monies allocated to the 12-month dollar cost averaging program; and

o   3% with respect to the EQ/Money Market.


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday, plus any contributions made since the most recent Annual Ratchet, less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your Guaranteed withdrawal benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


For contracts with non-natural owners, the last contract date anniversary on which an Annual Ratchet could occur is based on the annuitant's age.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit



                                              Contract features and benefits  23
base will reset on the next contract date anniversary on which you are eligible for a reset. You may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

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ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.


AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.


AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
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If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues this contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.


It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.


If you are a traditional IRA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to this contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for this contract from another traditional IRA or QP contract that you maintain. If you withdraw the lifetime required minimum distribution from this contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.


The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.


GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing this contract as an Inherited IRA or if you elect the Guaranteed withdrawal benefit for life ("GWBL") or the Guaranteed withdrawal benefit ("GWB"), the Guaranteed minimum income benefit is not available. If you are purchasing this contract to fund a Charitable Remainder Trust, the Guaranteed minimum income benefit is not available, except for certain split-funded Charitable Remainder Trusts.

For IRA and QP contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.



24  Contract features and benefits

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:


----------------------------------
        Level payments
----------------------------------
              Period certain years
     Owner's  --------------------
 age at exercise    IRAs   NQ
----------------------------------
  75 and younger    10     10
        76           9     10
        77           8     10
        78           7     10
        79           7     10
        80           7     10
        81           7      9
        82           7      8
        83           7      7
        84           6      6
        85           5      5
----------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

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The Guaranteed minimum income benefit should be regarded as a safety net only.
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When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year, or in the first contract year all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date


                                              Contract features and benefits  25
of this Prospectus, assuming no additional contributions or withdrawals, and assuming there were no allocations to the EQ/Money Market.

-----------------------------------------------------
                                Guaranteed minimum
      Contract date          income benefit -- annual
 anniversary at exercise      income payable for life
-----------------------------------------------------
            10                      $10,065
            15                      $15,266
-----------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:

o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for Stylus(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Stylus(R) QP contract into a Stylus(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;


(iv) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(v) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(vii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.




GUARANTEED MINIMUM DEATH BENEFIT


This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section. If you elect GWB,



26  Contract features and benefits
you may choose either the standard death benefit or the Annual Ratchet to age 85 enhanced death benefit.


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


OPTIONAL ENHANCED DEATH BENEFIT APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH IRA, AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.


Subject to state availability (see Appendix V later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:


o   Annual Ratchet to age 85.


o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 (not available with GWB).


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your Guaranteed withdrawal benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.



GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit or the Guaranteed withdrawal benefit. Also, the 12-month dollar cost averaging program is not available if you elect GWBL. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis. Joint annuitants are not permitted under any other contracts.

This benefit is not available under an Inherited IRA contract. Joint life QP contracts are not permitted.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

                                              Contract features and benefits  27

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of a GWBL Excess withdrawal" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;


o You are using the contract to fund a QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.


The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.


For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o   Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."


o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of a GWBL Excess withdrawal" below in this section.



GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:




----------------------------------
Age     Applicable percentage
----------------------------------
45-64           4.0%
65-85           5.0%
----------------------------------



We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of a GWBL Excess withdrawal" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.


Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.



EFFECT OF A GWBL EXCESS WITHDRAWAL


An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

     o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

     o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.


28  Contract features and benefits

For example, assume your benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5% of $100,000). You take an initial withdrawal of $8,000. Since your benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA or QP and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.



ANNUAL RATCHET


Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.

5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12-months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT


There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix V later in this Prospectus to see if these guaranteed death benefits are available in your state.


The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by the dollar amount of any subsequent contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if ratcheted, as described above in this section;


                                              Contract features and benefits  29

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make;

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


The death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:


o Your Stylus(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Stylus(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Stylus(R) contract.


o   No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of a GWBL Excess withdrawal" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty if taken before age 59-1/2. See "Tax information" later in this Prospectus.


o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA and QP contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract.


30  Contract features and benefits

    For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.


GUARANTEED WITHDRAWAL BENEFIT ("GWB")


The Guaranteed withdrawal benefit ("GWB") provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your Guaranteed annual withdrawal amount. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus.

For an additional charge, the GWB may be elected at contract issue if the owner is age 0 through 85 for NQ contracts; age 20 through 85 for Rollover IRA, Roth IRA and Flexible Premium Roth IRA; 20 through 70 for Flexible Premium IRA; or the annuitant is age 20 through 75 for Qualified Plan (QP) Defined Contribution. Please see "Guaranteed withdrawal benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge and when it applies. If you elect this benefit, you cannot terminate it.

If you are purchasing this contract as an Inherited IRA, the GWB is not available. This benefit is also not available if you elect the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to Age 85 death benefit, the Guaranteed withdrawal benefit for life, or the 12-month dollar cost averaging program. You may purchase this benefit on a single life basis only.

If you elect the GWB option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

You should not purchase the GWB if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals significantly reduce or eliminate the value of the benefit. See "Effect of GWB Excess withdrawals" below. For traditional IRAs, the GWB allows you to take lifetime required minimum distributions ("RMDs") without losing the value of the GWB guarantee, provided you comply with the conditions under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


YOUR GWB BENEFIT BASE

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:

o   Your GWB benefit base increases by any additional contributions.

o   Your GWB benefit base decreases by the dollar amount of withdrawals.

o Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your Guaranteed annual withdrawal amount (a "GWB Excess withdrawal").

o Your GWB benefit base may also be increased under the Optional 5-year reset provision.

o Your GWB benefit base may also be increased under the one time reset applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under the GWB.


YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to 5% of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making an Excess withdrawal, as described below.

The Guaranteed annual withdrawal amount may decrease as a result of an Excess withdrawal and may increase as a result of an Optional 5-year reset, additional contributions or a one time reset of the GWB benefit base applicable with the Beneficiary continuation option; each of these transactions are discussed below in detail.

Your Guaranteed annual withdrawal amounts are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF GWB EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWB benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWB benefit base and the Guaranteed annual withdrawal amount. As of the date of the Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the Guaranteed annual withdrawal amount are then further adjusted, as follows:

o If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

o If the account value after the deduction of the withdrawal is greater than, or equal to, the GWB benefit base, then the GWB benefit base is not adjusted further.



                                              Contract features and benefits  31

o The Guaranteed annual withdrawal amount will equal the lesser of: (i) 5% of the adjusted GWB benefit base and (ii) the Guaranteed annual withdrawal amount prior to the Excess withdrawal.

You should not purchase this benefit if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount, as such withdrawals significantly reduce or eliminate the value of the GWB. If your account value is less than your GWB benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWB benefit base and the Guaranteed annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. Your Guaranteed annual withdrawal amount is equal to $5,000 (5% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5% of $72,000), instead of the original $5,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWB benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA or QP and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

If after your death your beneficiary is eligible and elects to continue the GWB under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause an Excess withdrawal, provided no additional withdrawals are taken. If your beneficiary chooses the "5-year rule" instead of scheduled payments, this waiver does not apply and an Excess withdrawal may occur if withdrawals exceed the Guaranteed annual withdrawal amounts.

EFFECT OF ADDITIONAL CONTRIBUTIONS

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your Guaranteed annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution and your Guaranteed annual withdrawal amount will be equal to the greater of (i) 5% of the new GWB benefit base, or (ii) the Guaranteed annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues the GWB under the Beneficiary continuation option, no additional contributions will be permitted.


THE OPTIONAL 5-YEAR RESET PROVISION

You have the option to reset the GWB benefit base to equal your account value as of your fifth and later contract date anniversaries. Reset requests must be made within 30 days following each applicable contract date anniversary. Your GWB benefit base will be reset to equal your account value as of the contract date anniversary immediately preceding your reset request. If your GWB benefit base is higher than your account value as of the contract date anniversary we receive your reset request, no reset will be made. If a reset is made, we may increase the charge for the benefit. For a description of the charge increase, see "Guaranteed withdrawal benefit charge" in "Charges and expenses" later in this Prospectus. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset. Under the Spousal continuation feature, upon the first death, the surviving spouse must wait five complete contract years from the last reset or from contract issue, whichever is later, to be eligible for a reset.

As of the date of your GWB benefit base reset, your Guaranteed annual withdrawal amount will be equal to the greater of (i) your Guaranteed annual withdrawal amount before the reset, and (ii) 5% applied to your reset GWB benefit base.

It is important to note that a reset in your GWB benefit base may not increase your Guaranteed annual withdrawal amount. In that situation, the effect of the reset is only to increase your GWB benefit base and support future withdrawals. We will process your reset request even if it does not increase your Guaranteed annual withdrawal amount, and we will increase the GWB charge, if applicable. In addition, you will not be eligible to request another reset for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your Guaranteed annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. Your Guaranteed annual withdrawal amount is equal to $5,000 (5% of $100,000). Assume you take withdrawals of $5,000 in each of the first five contract years, reducing the GWB benefit base to $75,000. After five contract years, further assume that your account value is $92,000, and you elect to reset the GWB benefit base from $75,000 to $92,000. The Guaranteed annual withdrawal amount is recalculated to equal the greater of 5% of the new GWB benefit base, which is $4,600 (5% of $92,000), or the current Guaranteed annual withdrawal amount, $5,000. Therefore, following the reset, even though your GWB benefit base has increased, your Guaranteed annual withdrawal amount does not increase and remains $5,000.

The Optional 5-year reset provision is not available once your beneficiary continues the GWB under the Beneficiary continuation option. However, if you die, and your beneficiary continues the GWB under the Beneficiary continuation option, the GWB benefit base will be reset to equal the account value, if higher, as of the transaction date that we receive the Beneficiary continuation option election. As of the date of



32  Contract features and benefits
the GWB benefit base reset, your beneficiary's Guaranteed annual withdrawal amount will be equal to the greater of (i) your Guaranteed annual withdrawal amount before the reset, and (ii) 5% applied to the reset GWB benefit base. This is a one-time reset at no additional charge.

GWB GUARANTEED MINIMUM DEATH BENEFIT

If you elect GWB, you may choose either the standard death benefit or the Annual Ratchet to age 85 death benefit. Please refer to "Guaranteed minimum death benefit" in "Contract features and benefits" for more information.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o GWB protects your principal only through withdrawals. Your account value may be less than your total contributions.

o You can take withdrawals under your contract without purchasing the GWB. In other words, you do not need this benefit to make withdrawals.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

o Withdrawals made under the GWB will be treated, for tax purposes, in the same way as other withdrawals under your contract.

o All withdrawals are subject to all of the terms and conditions of the contract. The GWB does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect the GWB. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed withdrawal benefit" in "Accessing your money" later in this Prospectus.

o Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of GWB Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including the GWB if your cash value is greater than your Guaranteed annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on the GWB when you have a GWB benefit base that is greater than zero.

o If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the "5-year rule." The "5-year rule" is described in "Payment of death benefit" under "Beneficiary continuation option" later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause an Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o If you transfer ownership of this contract, you terminate the GWB benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. This contract may not be available in all states. Please speak with your financial professional for further information.


The Inherited traditional IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited traditional IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA


                                              Contract features and benefits  33
or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from this contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from this contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.


o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited traditional IRA contract.

o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.


o The Guaranteed minimum income benefit, Spousal continuation, 12-month dollar cost averaging program, automatic investment program, GWBL, GWB and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.


Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct), through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting any investment gain or loss). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.


If you fully convert an existing traditional IRA contract to a Roth IRA or Flexible Premium Roth IRA contract, you may cancel your Roth IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.



34  Contract features and benefits

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit and/or Guaranteed withdrawal benefit for life charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

                       ----------------------------------


If you apply for this contract by electronic means, please see Appendix V for additional information.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.


See Appendix V later in this Prospectus for any state variations with regard to terminating your contract.



GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.



GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AND GUARANTEED WITHDRAWAL BENEFIT. If you elect GWBL or GWB and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL (or GWB, as applicable) benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.



                                           Determining your contract's value  35

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE


At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options. However, you may not transfer any amount to the 12-month dollar cost averaging program.

Some states may have additional transfer restrictions. Please see Appendix V later in this Prospectus.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change



36 Transferring your money among investment options the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options.

In order to participate in our rebalancing program, you must tell us:

   (a) the percentage you want invested in each variable investment option (whole percentages only), and

   (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled. Cancellation requests can be made online through EQAccess. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

You may not elect the rebalancing program if you are participating in either dollar cost averaging program.


                            Transferring your money among investment options  37

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.


Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit", "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit and Guaranteed withdrawal benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.





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                                   Method of withdrawal
                 ---------------------------------------------------------------
                    Auto-
                    matic                            Pre-age     Lifetime
                   payment                           59-1/2     required
                    plans                           substan-    minimum
                    (GWBL                System-     tially    distribu-
Contract           only)      Partial      atic      equal       tion
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NQ                   Yes        Yes         Yes        No         No
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Rollover IRA         Yes        Yes         Yes        Yes        Yes
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Flexible
 Premium IRA         Yes        Yes         Yes        Yes        Yes
--------------------------------------------------------------------------------
Roth IRA             Yes        Yes         Yes        Yes        No
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Flexible Premium
 Roth IRA            Yes        Yes         Yes        Yes        No
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Inherited IRA        No         Yes         No         No         *
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QP**                 Yes        Yes         No         No         Yes
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* This contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

** All payments are made to the trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL or GWB only)


You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.


You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. For contracts with GWBL, the amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet or 5% deferral bonus. For contracts with GWB, the amount of the withdrawal may increase with any subsequent contributions or on contract date anniversaries when the Optional 5-year reset is elected.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.



CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. For contracts with GWBL, the amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet or 5% deferral bonus. For contracts with GWB, the amount of the withdrawal will not be increased with any subsequent contributions or on contract date anniversaries when the Optional 5-year reset is elected. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit or the Guaranteed withdrawal benefit, as applicable. See "Effect of a GWBL Excess withdrawal" and "Effect of a GWB Excess withdrawal" in "Contract features and benefits" earlier in this Prospectus.


If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


38  Accessing your money

SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.


Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected GWBL or GWB.



SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus).

The substantially equal withdrawal program is not available if you have elected GWBL or GWB.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA and QP contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit, the Guaranteed minimum income benefit, or the Guaranteed withdrawal benefit for life, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made


                                                        Accessing your money  39
annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

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For Rollover IRA and Flexible Premium IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


FOR CONTRACTS WITH GWBL OR GWB. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawals may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL (or GWB, as applicable) benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of a GWBL Excess Withdrawal" and "Effect of a GWB Excess withdrawal" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days).

Owners of tax-qualified contracts (IRA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/guaranteed minimum income benefit Roll-Up benefit base reset." in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options (other than amounts allocated to the 12-month dollar cost averaging program from the EQ/Money Market variable investment option). If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the 12-month dollar cost averaging option.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT


In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar--


40  Accessing your money
for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT


Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of a GWBL Excess withdrawal" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED WITHDRAWAL BENEFIT

If you elected GWB, any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, an Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see "Effect of GWB Excess withdrawals" and "Other important considerations" under GWB in "Contract features and benefits" earlier in this Prospectus.



WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AND THE GUARANTEED WITHDRAWAL BENEFIT. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL (or GWB, as applicable) benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life ("GWBL")" and "Guaranteed withdrawal benefit ("GWB")" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life or the Guaranteed withdrawal benefit (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract or a supplementary GWB annuity contract (as applicable). For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal


                                                        Accessing your money  41
charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,


(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or


(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Stylus(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Stylus(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Stylus(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.

Your Stylus(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix V later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life or the Guaranteed withdrawal benefit and choose to annuitize your contract, the Guaranteed withdrawal benefit for life or the Guaranteed withdrawal benefit, as applicable, will terminate without value even if your benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL or GWB, as applicable. See "Guaranteed withdrawal benefit for life ("GWBL")" and "Guaranteed withdrawal benefit ("GWB")" in "Contract features and benefits" earlier in this Prospectus for more information.



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(SM) payout options     Life annuity with period certain
   (available for owners and          Period certain annuity
   annuitants age 83 or less at
   contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


42  Accessing your money

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS


The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Stylus(R).

For QP contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP contract.

You may choose to apply your account value of your Stylus(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Stylus(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.

If you purchase an Income Manager(R) contract in connection with the exercise of the Guaranteed minimum income option, different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(R) prospectus.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Stylus(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Stylus(R). If the withdrawal charge that otherwise would have been applied to your account value under your Stylus(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Stylus(R) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed. Your financial professional can provide you with additional information about your annuity payment options.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) annuity payout option is chosen.



ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity


                                                        Accessing your money  43
date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.


If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. You will not be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for the remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar for dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

If you elect the Guaranteed withdrawal benefit and your contract is annuitized at maturity, we will offer an annuity payout option for life that guarantees you will receive payments that are at least equal to what you would have received under GWB until the point at which your GWB benefit base is depleted. After your GWB benefit base is depleted, you will continue to receive periodic payments while you are living. The amount of each payment will be the same as each payment amount that you would have received if you had applied your account value on the maturity date to purchase a life annuity at the annuity purchase rate guaranteed in your contract; this payment amount may be more or less than your Guaranteed annual withdrawal amount.

Please see Appendix V later in this Prospectus for variations that may apply in your state.



44  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge

o   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Guaranteed withdrawal benefit.


o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES


Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


Administrative charge

We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.


Distribution charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.05% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options on a pro rata basis (other than amounts allocated to the 12-month dollar cost averaging program from the EQ/Money Market variable investment option). If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the 12-month dollar cost averaging option. If the con-


                                                        Charges and expenses  45
tract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits, except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in this Prospectus.


The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                                  Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution    7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.


The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.


If you elect the Guaranteed withdrawal benefit for life or the Guaranteed withdrawal benefit, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


Disability, terminal illness, or confinement to nursing home.
The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by


46  Charges and expenses

      Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;
- it provides continuous room and board to three or more persons;
- it is supervised by a registered nurse or licensed practical nurse;
- it keeps daily medical records of each patient;
- it controls and records all medications dispensed; and
- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12-months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.


For the Annual Ratchet to age 85 death benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, we will deduct this charge from your value in the variable investment options on a pro rata basis (other than amounts allocated to the 12-month dollar cost averaging program from the EQ/Money Market variable investment option). If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the 12-month dollar cost averaging option.


GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

For the GWBL Enhanced death benefit, we will deduct this charge from your value in the variable investment options on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

We will deduct this charge from your value in the variable investment options on a pro rata basis (other than amounts allocated to the 12-month dollar cost averaging program from the EQ/Money Market variable investment option). If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the 12-month dollar cost averaging option.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. We will deduct this charge from your value in the variable investment options on a pro rata basis.


GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, or if you die prior to taking your first withdrawal and the successor owner becomes the sole owner, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, or if you die after withdrawals begin the charge will continue based on a Joint life basis.


                                                        Charges and expenses  47

GUARANTEED WITHDRAWAL BENEFIT CHARGE


If you elect GWB, we deduct a charge annually as a percentage of your account value on each contract date anniversary. The charge is equal to 0.30%. We will deduct this charge from your value in the variable investment options on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you die, and your beneficiary continues GWB under the Beneficiary continuation option, we will not deduct a pro rata portion of the charge upon your death. However, the GWB charge will continue.

If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional 5-year reset provision, we will reinstate a charge, as discussed immediately below, and
(iii) if your beneficiary elects the Beneficiary continuation option and reinstates the GWB benefit with a one time reset, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue GWB, the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.

OPTIONAL 5-YEAR RESET CHARGE. Every time you elect the Optional 5-year reset, we reserve the right to raise the benefit charge at the time of the reset. The maximum charge for the GWB is 0.45%. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract anniversaries thereafter.

If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time reset only (at no additional charge) is applicable. For more information on the Optional 5-year reset and the one time reset, see "Guaranteed withdrawal benefit ("GWB")" earlier in this Prospectus.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.05% to 0.32%.


o   12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


48  Charges and expenses

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        Charges and expenses  49

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.


There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the Spousal continuation feature, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation."


If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.


50  Payment of death benefit

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.


If GWB was elected and if the "5-year rule" is elected and the beneficiary (or surviving non-spousal joint owner) dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value. The beneficiary (or surviving non-spousal joint owner) should consult with a tax adviser before choosing to use the "5-year rule." The GWB benefit base may be adversely affected if the beneficiary (or surviving non-spousal joint owner) makes any withdrawals that cause an Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elect the GWB, the beneficiary (or surviving non-spousal joint owner) has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.



SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

    o If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday.

    o If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday.

    o If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.


    o If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

    o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.


o If you elect GWBL on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect GWBL on a Single life basis, the benefit and charge will terminate.

o If you elect GWB, the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Guaranteed withdrawal benefit charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be reset to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior reset or from contract issue, whichever is later, in order to be eligible for the Optional 5-year reset. For more information, see "Guaranteed withdrawal benefit ("GWB")" in "Contract features and benefits" earlier in this Prospectus.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner


                                                    Payment of death benefit  51
of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If you elect GWBL or GWB, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.


o   The withdrawal charge schedule remains in effect.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix V later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:


o The contract continues with your name on it for the benefit of your beneficiary.


o   The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment .options but no additional contributions will be permitted.


o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GWB, GWBL or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


o If you had elected the GWB, your spousal beneficiary may not continue the GWB, and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue the GWB should consider continuing the contract under the Spousal continuation feature, if



52  Payment of death benefit
    eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see "Spousal continuation" above for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without the GWB and non-spousal beneficiaries may continue with the GWB. In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If you had elected the GWB, your non-spousal beneficiary may continue the benefit, as follows:

    o   The beneficiary was 75 or younger on the original contract date.

    o The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

    o One time reset: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically reset to equal the account value, at no additional charge. If GWB is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time reset. If the beneficiary chooses not to reinstate the GWB at the time the Beneficiary continuation option is elected, the GWB will terminate.

    o If there are multiple beneficiaries, each beneficiary's interest in the GWB will be accounted for separately.

    o As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue the GWB even if the account value is less than $5,000.

    o If scheduled payments are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31st. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

    o If the 5-year rule is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

    o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause an Excess withdrawal, even if they exceed the Guaranteed annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments rather than the 5-year rule. If the beneficiary elects the 5-year rule, there is no exception.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the 5-year rule instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.


Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The beneficiary automatically replaces the existing annuitant.


o The contract continues with your name on it for the benefit of your beneficiary.



o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.


o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o If the beneficiary chooses the 5-year rule, withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.


o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.


                                                    Payment of death benefit  53

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value adjusted for any subsequent withdrawals.

o   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


o If you had elected the GWB, your spousal beneficiary may not continue the GWB, and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue the GWB should consider continuing the contract under the Spousal continuation feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary or you and your spouse must be joint owners. Please see "Spousal continuation" above for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without the GWB and non-spousal beneficiaries may continue with the GWB. In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If the non-spousal beneficiary chooses scheduled payments under "Withdrawal Option 1", as discussed above in this section, the GWB may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

o If you had elected the GWB, your non-spousal beneficiary may continue the benefit, as follows:

o   The beneficiary was 75 or younger on the original contract date.

o The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

o One time reset: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically reset to equal the account value, at no additional charge. If GWB is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time reset. If the beneficiary chooses not to reinstate the GWB at the time the Beneficiary continuation option is elected, the GWB will terminate.

o If there are multiple beneficiaries, each beneficiary's interest in the GWB will be accounted for separately.

o As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue the GWB even if the account value is less than $5,000.

o If scheduled payments under "Withdrawal Option 2" are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31st. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

o If the 5-year rule is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause an Excess withdrawal, even if they exceed the Guaranteed annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments under "Withdrawal Option 2" rather than the 5-year rule. If the beneficiary elects the 5-year rule, there is no exception.



54  Payment of death benefit

7. Tax information

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OVERVIEW


In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Stylus(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Stylus(R)'s choice of death benefits, guaranteed benefits, special dollar cost averaging, selection of variable investment options, and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.



TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED
WITHDRAWAL BENEFIT FOR LIFE


We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are



                                                             Tax information  55
taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.


ANNUITY PAYMENTS


Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.



WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.


o the owner and the annuitant are the same under the source contract and the Stylus(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Stylus(R) NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


Section 1035 exchanges are generally not available after the death of the owner.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the Beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the Beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";


o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the "Withdrawal Option" selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



56  Tax information

The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.


The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o   Traditional IRAs, typically funded on a pre-tax basis; and


o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. We currently do not offer traditional IRA contracts for use as employer-funded SEP IRA or SIMPLE IRA plans, although we may do so in the future.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of nearly identical prior versions of the traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear if and when any such approval may be received. We have in the past received IRS opinion letters approving the respec-



                                                             Tax information  57
tive forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Stylus(R) traditional and Roth IRA contracts.


AXA Equitable has also submitted the respective forms of the Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.

Your right to cancel within a certain number of days


You can cancel any version of the Stylus(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2008, AGI between $53,000 and $63,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2008, AGI between $85,000 and $105,000 after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA con-


58  Tax information
tribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000 (for 2008, AGI between $159,000 and $169,000 after adjustment).

To determine the deductible amount of the contribution for 2008, for example, you determine AGI and subtract $53,000 if you are single, or $85,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum      Equals   the adjusted
 --------------------      X         regular          =       deductible
  divided by $10,000              contribution               contribution
                                  for the year                  limit

Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000 ($53,000 after cost of living adjustments for 2008). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due (including extensions) for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;


o   403(b) plans; and


o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Stylus(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to

                                                             Tax information  59
    send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.


All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for record keeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. The Stylus(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


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Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.



Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1-April 1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially


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choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owners death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


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Spousal continuation


If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.

To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."


The Stylus(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or


o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollovers" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA or a Flexible Premium Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth



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IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income limits exceeds the following amounts (indexed for cost of living adjustment):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2008, $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2008, $116,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2008, between $159,000 and $169,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2008, between $101,000 and $116,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Beginning in 2008, amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan. You must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose,



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your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.


For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.


To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:


o   you are age 59-1/2 or older; or


o   you die; or

o   you become disabled (special federal income tax definition); or

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o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2008 and the conversion contribution is made in 2009, the conversion contribution is treated as contributed prior to other conversion contributions made in 2009.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the required beginning date.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.


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o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $18,720 in 2008 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

Mandatory withholding from qualified plan distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.



SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS


The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.



IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  67

8. More information

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ABOUT SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. The results of Separate Account No. 49 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, the Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this Prospectus, or in the respective SAIs, which are available upon request.



ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The general account is not required to register as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allo-


68  More information
cate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth IRA, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or QP contracts. Please see Appendix V later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50, subject to tax maximums. AIP additional contributions may be allocated to any of the variable investment options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

       - on a non-business day;
       - after 4:00 p.m. Eastern Time on a business day; or
       - after an early close of regular trading on the NYSE on a business day.


o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contributions. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


                                                            More information  69

ABOUT YOUR VOTING RIGHTS


As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:


o   the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life and/or the Guaranteed withdrawal benefit ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information.

See Appendix V later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing


70  More information
instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Distributors, LLC ("AXA Distributors"). AXA Distributors serves as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. AXA Distributors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Distributors also acts as distributor for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Distributors based on contracts sold.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

AXA Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. AXA Distributors may also pay certain broker-AXA Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. AXA Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Stylus(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of AXA Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


AXA Distributors will receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. AXA Distributors or their affiliates may also receive payments from the advisers of the Portfolios or its affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to AXA Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                            More information  71

Appendix I: Condensed financial information


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The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.15%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION






--------------------------------------------------------------------------------
                                              For the year ended December 31,
                                        ----------------------------------------
                                                          2007
--------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 13.90
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        225
--------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 11.48
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         --
--------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 11.91
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         33
--------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 54.56
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                         87
--------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------
  Unit value                                             $ 13.37
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        820
--------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
  Unit value                                             $  9.53
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        158
--------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------
  Unit value                                             $ 11.23
--------------------------------------------------------------------------------
  Number of units outstanding (000's)                        103
--------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts


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Trustees who are considering the purchase of a Stylus(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Stylus(R) QP contract or another annuity contract. Therefore, you should purchase a Stylus(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. For defined contribution plans, we will only accept transfers from another defined contribution plan or a change of investment vehicles in the plan. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge may apply.

AXA Equitable will not perform or provide any plan record keeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Enhanced death benefit example


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The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market ), no additional contributions, no transfers, and no withdrawals, the enhanced death benefit for an owner age 45 would be calculated as follows:




--------------------------------------------------------------------------------------------------------
   End of
 contract                        6% Roll-Up to age 85     Annual Ratchet to age 85       GWBL Enhanced
   year        Account value        benefit base               benefit base           death benefit base
--------------------------------------------------------------------------------------------------------
     1          $105,000            $  106,000(4)              $  105,000(1)            $  105,000(5)
--------------------------------------------------------------------------------------------------------
     2          $115,500            $  112,360(3)              $  115,500(1)            $  115,500(5)
--------------------------------------------------------------------------------------------------------
     3          $129,360            $  119,102(3)              $  129,360(1)            $  129,360(5)
--------------------------------------------------------------------------------------------------------
     4          $103,488            $  126,248(3)              $  129,360(2)            $  135,828(6)
--------------------------------------------------------------------------------------------------------
     5          $113,837            $  133,823(4)              $  129,360(2)            $  142,296(6)
--------------------------------------------------------------------------------------------------------
     6          $127,497            $  141,852(4)              $  129,360(2)            $  148,764(6)
--------------------------------------------------------------------------------------------------------
     7          $127,497            $  150,363(4)              $  129,360(2)            $  155,232(6)
--------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85


(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.



GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or Annual Ratchet to age 85.


(3) At the end of contract years 2 through 4, the enhanced death benefit is based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit is based on the 6% Roll-Up to age 85..



GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


(5) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


C-1 Appendix III: Enhanced death benefit example

Appendix IV: Hypothetical illustrations


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   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" Guaranteed minimum death benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for a Stylus(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.43)% and 3.57% for the Stylus(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the Greater of 6% Roll-Up to age 85 and Annual Ratchet to age 85 Guaranteed minimum death benefit charge, the Guaranteed minimum income benefit charge, and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.12%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.91% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                     Appendix IV: Hypothetical illustrations D-1

Stylus(R)
$100,000 Single Contribution and No Withdrawals

Male, Issue Age 60
Benefits:
     Greater of 6% Roll-Up to age 85 and Annual Ratchet to age 85 Guaranteed minimum death benefit
     Guaranteed minimum income benefit

                                                          Greater of 6%
                                                             Roll-up
                                                          to age 85 and
                                                             Annual                                     Lifetime Annual
                                                        Ratchet to age 85                      Guaranteed Minimum Income Benefit
                                                           Guaranteed                          ----------------------------------
                                                          Minimum Death                           Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       Total Death Benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60       1      100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61       2       96,192  102,192    89,192    95,192   106,000  106,000    106,000  106,000     N/A      N/A      N/A      N/A
 62       3       92,394  104,380    86,394    98,380   112,360  112,360    112,360  112,360     N/A      N/A      N/A      N/A
 63       4       88,600  106,558    82,600   100,558   119,102  119,102    119,102  119,102     N/A      N/A      N/A      N/A
 64       5       84,806  108,720    79,806   103,720   126,248  126,248    126,248  126,248     N/A      N/A      N/A      N/A
 65       6       81,006  110,862    78,006   107,862   133,823  133,823    133,823  133,823     N/A      N/A      N/A      N/A
 66       7       77,193  112,976    76,193   111,976   141,852  141,852    141,852  141,852     N/A      N/A      N/A      N/A
 67       8       73,363  115,054    73,363   115,054   150,363  150,363    150,363  150,363     N/A      N/A      N/A      N/A
 68       9       69,508  117,090    69,508   117,090   159,385  159,385    159,385  159,385     N/A      N/A      N/A      N/A
 69      10       65,623  119,074    65,623   119,074   168,948  168,948    168,948  168,948     N/A      N/A      N/A      N/A
 74      15       45,461  127,864    45,461   127,864   226,090  226,090    226,090  226,090   13,520   13,520   13,520   13,520
 79      20       23,279  133,591    23,279   133,591   302,560  302,560    302,560  302,560   20,272   20,272   20,272   20,272
 84      25            0  134,063         0   134,063         0  404,893          0  404,893   32,391   32,391   32,391   32,391
 89      30            0  141,573         0   141,573         0  429,187          0  429,187     N/A      N/A      N/A      N/A
 94      35            0  153,733         0   153,733         0  429,187          0  429,187     N/A      N/A      N/A      N/A
 95      36            0  156,431         0   156,431         0  429,187          0  429,187     N/A      N/A      N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



D-2 Appendix IV: Hypothetical illustrations

Appendix V: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------


The following information is a summary of the states where the Stylus(R) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN STYLUS(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:




------------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA     See "Contract features and benefits"--"Your right to         If you reside in the state of California and you are
               cancel within a certain number of days"                      age 60 and older at the time the contract is issued,
                                                                            you may return your variable annuity contract within 30
                                                                            days from the date that you receive it and receive a
                                                                            refund as described below.

                                                                            If you allocate your entire initial contribution to the
                                                                            EQ/Money Market option, the amount of your refund will
                                                                            be equal to your contribution less interest, unless you
                                                                            make a transfer, in which case the amount of your
                                                                            refund will be equal to your account value on the date
                                                                            we receive your request to cancel at our processing
                                                                            office. This amount could be less than your initial
                                                                            contribution. If you allocate any portion of your
                                                                            initial contribution to the variable investment options
                                                                            (other than the EQ/Money Market option), your refund
                                                                            will be equal to your account value on the date we
                                                                            receive your request to cancel at our processing
                                                                            office.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS       See "Selecting an annuity payout option" under "Your         The following sentence replaces the first sentence of
               annuity payout options" in "Accessing your money"            the second paragraph in this section: You can choose
                                                                            the date annuity payments begin but it may not be
                                                                            earlier than twelve months from the Stylus(R) contract
                                                                            date.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   Contributions                                                Your contract refers to contributions as premiums.

               Required disclosure for Pennsylvania customers               Any person who knowingly and with intent to defraud any
                                                                            insurance company or other person files an application
                                                                            for insurance or statement of claim containing any
                                                                            materially false information or conceals for the
                                                                            purpose of misleading, information concerning any fact
                                                                            material thereto commits a fraudulent insurance act,
                                                                            which is a crime and subjects such person to criminal
                                                                            and civil penalties.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, Inherited IRA and QP contracts                Not Available

               Beneficiary continuation option (IRA)                        Not Available
------------------------------------------------------------------------------------------------------------------------------------


                                  Appendix V: State contract availability and/or
                                 variations of certain features and benefits E-1

------------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
               Tax information--special rules for NQ contracts              Income from NQ contracts we issue is U.S. source. A
                                                                            Puerto Rico resident is subject to U.S. taxation on
                                                                            such U.S. source income. Only Puerto Rico source income
                                                                            of Puerto Rico residents is excludable from U.S.
                                                                            taxation. Income from NQ contracts is also subject to
                                                                            Puerto Rico tax. The calculation of the taxable portion
                                                                            of amounts distributed from a contract may differ in
                                                                            the two jurisdictions. Therefore, you might have to
                                                                            file both U.S. and Puerto Rico tax returns, showing
                                                                            different amounts of income from the contract for each
                                                                            tax return. Puerto Rico generally provides a credit
                                                                            against Puerto Rico tax for U.S. tax paid. Depending on
                                                                            your personal situation and the timing of the
                                                                            different tax liabilities, you may not be able to take
                                                                            full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON     Income Manager(R) payout option                              Not Available

               "Greater of 6% Roll-Up to age 85 or Annual Ratchet to        All references to these features are deleted in their
               age 85 enhanced death benefit" and "GWBL Enhanced            entirety.
               death benefit"
                                                                            You have the choice of the following guaranteed minimum
                                                                            death benefits: the Greater of 4% Roll-Up to age 85 or
                                                                            Annual Ratchet to age 85; the Annual Ratchet to age 85;
                                                                            the Standard death benefit; or the GWBL Standard death
                                                                            benefit.

               See "Guaranteed minimum death benefit charge" in "Fee        The charge for the Greater of 4% Roll-Up to age 85 or
               table" and in "Charges and expenses"                         Annual Ratchet to age 85 is 0.60%

               See "Guaranteed minimum death benefit and Guaranteed         o If you elect the 6% Guaranteed minimum income benefit
               minimum income benefit base" in "Contract features and         with the Greater of 4% Roll-Up to age 85 or Annual
               benefits"                                                      Ratchet to age 85 enhanced death benefit, the
                                                                              variable investment options (other than EQ/Money
                                                                              Market) and monies allocated to the 12-month dollar
                                                                              cost averaging program will roll up at an annual rate
                                                                              of 6% for the Guaranteed minimum income benefit base
                                                                              and 4% for the 4% Roll-Up to age 85 benefit base.

                                                                            o If you elect the Greater of 4% Roll-Up to age 85 or
                                                                              Annual Ratchet to age 85 enhanced death benefit,
                                                                              without the Guaranteed minimum income benefit, the
                                                                              variable investment options (other than EQ/Money
                                                                              Market) and monies allocated to the 12-month dollar
                                                                              cost averaging program will roll up at an annual rate
                                                                              of 4% for the 4% Roll-Up to age 85 benefit base.

               See "Guaranteed minimum death benefit/Guaranteed             Your "Greater of 4% Roll-Up to Age 85 or Annual Ratchet
               minimum income benefit roll-up benefit benefit base          to age 85 enhanced death benefit" benefit base will
               reset" in "Contract features and benefits"                   reset only if your account value is greater than your
                                                                            Guaranteed minimum income benefit base.

               See "Guaranteed minimum death benefit" in "Contract          You have a choice of the standard death benefit, the
               features and benefits"                                       Annual Ratchet to age 85 enhanced death benefit, or the
                                                                            Greater of 4% Roll-Up to age 85 or Annual Ratchet to
                                                                            age 85 enhanced death benefit.

               See "GWBL Guaranteed minimum death benefit" under            Only the GWBL Standard death benefit is available.
               "Guaranteed withdrawal benefit for life (`GWBL")" in
               "Contract features and benefits"
------------------------------------------------------------------------------------------------------------------------------------


E-2 Appendix V: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                                        Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
               See "How withdrawals affect your Guaranteed minimum          The first sentence of the third paragraph is replaced
               income benefit and Guaranteed minimum death benefit" in      with the following:
               "Accessing your money"
                                                                            With respect to the Guaranteed minimum income benefit
                                                                            and the Greater of 4% Roll-Up to age 85 or Annual
                                                                            Ratchet to age 85 enhanced death benefit, withdrawals
                                                                            (including any applicable withdrawal charges) will
                                                                            reduce each of the benefits' Roll-Up to age 85 benefit
                                                                            base on a dollar-for-dollar basis, as long as the sum
                                                                            of the withdrawals in a contract year is 6% or less of
                                                                            each benefit's Roll-Up benefit base on the contract
                                                                            issue date or the most recent contract date
                                                                            anniversary, if later. With respect to the Greater of
                                                                            4% Roll-Up to age 85 or Annual Ratchet to age 85
                                                                            enhanced death benefit, if elected without the
                                                                            Guaranteed minimum income benefit, withdrawals
                                                                            (including any applicable withdrawal charges) will
                                                                            reduce the 4% Roll-Up to age 85 benefit base on a
                                                                            dollar-for-dollar basis, as long as the sum of the
                                                                            withdrawals in a contract year is 6% or less of the 4%
                                                                            Roll-Up to age 85 benefit base on the contract issue
                                                                            date or the most recent contract date anniversary, if
                                                                            later.

               See "10% free withdrawal amount" under "Withdrawal           The 10% free withdrawal amount applies to full
               charge" in "Charges and expenses"                            surrenders.

               See "Certain withdrawals" under "Withdrawal charge" in       If you elect the Greater of 4% Roll-Up to age 85 or
               "Charges and expenses"                                       Annual Ratchet to age 85 enhanced death benefit without
                                                                            a Guaranteed minimum income benefit, the withdrawal
                                                                            charge will be waived for any withdrawal that, together
                                                                            with any prior withdrawals made during the contract
                                                                            year, does not exceed 6% of the beginning of contract
                                                                            year 4% Roll-Up to age 85 benefit base, even if such
                                                                            withdrawals exceed the free withdrawal amount.

               See "Withdrawal charge" in "Charges and expenses" under      The owner (or older joint owner, if applicable) has
               "Disability, terminal illness, or confinement to nursing     qualified to receive Social Security disability
               home"                                                        benefits as certified by the Social Security
                                                                            Administration or a statement from an independent U.S.
                                                                            licensed physician stating that the owner (or older
                                                                            joint owner, if applicable) meets the definition of
                                                                            total disability for at least 6 continuous months prior
                                                                            to the notice of claim. Such disability must be
                                                                            re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------


                                  Appendix V: State contract availability and/or
                                 variations of certain features and benefits E-3

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Financial Statements                                                         2



How to Obtain a Stylus(R) Statement of Additional Information for
Separate Account No. 49



Send this request form to:
     Stylus(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a Stylus(R) SAI for Separate Account No. 49 dated May 1, 2008.



--------------------------------------------------------------------------------

Name



--------------------------------------------------------------------------------

Address



--------------------------------------------------------------------------------
City              State             Zip



                                                                x01991 Stylus(R)

Stylus(R)


A combination variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2008


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Stylus Prospectus, dated May 1, 2008. That Prospectus provides detailed information concerning the contracts and the variable investment options and the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         2


             Copyright 2008 AXA Equitable Life Insurance Company.
All rights reserved. Stylus(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.

                                                                          Stylus


                                                                          X01901

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for Stylus(R).


The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                     ( a )
                                     (---) - c
                                     ( b )

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.35%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.


The financial statements of the Separate Account at December 31, 2007 and for each of the two years in the period ended December 31, 2007, and the consolidated financial statements of AXA Equitable at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable for the year ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the (i) Consolidated Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein L.P. and (ii) the Statements of Income, Changes in Partners' Capital and Comprehensive Income, and Cash Flows of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") for the year ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm for the year ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $1,007,208,067 for 2007, $694,578,570 for 2006, and $561,166,840 for 2005, as
the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $95,562,846, $88,941,713, and $120,349,631, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2007............     FSA-3
   Statements of Operations for the Year Ended December 31, 2007......    FSA-35
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2007 and 2006......................................    FSA-48
   Notes to Financial Statements......................................    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............       F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2007 and 2006............       F-4
   Consolidated Statements of Earnings, Years Ended December 31,
      2007, 2006 and 2005.............................................       F-5
   Consolidated Statements of Shareholder's Equity and
      Comprehensive Income, Years Ended December 31, 2007, 2006
      and 2005........................................................       F-6
   Consolidated Statements of Cash Flows, Years Ended December
      31, 2007, 2006 and 2005.........................................       F-7
   Notes to Consolidated Financial Statements.........................       F-9


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2007 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 9, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                               Allocation        Allocation            Allocation
                                                           ----------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $2,788,493,340      $512,690,295         $1,028,161,611
Receivable for The Trusts shares sold ....................              --                --                     --
Receivable for policy-related transactions ...............       9,531,726           129,987              1,550,341
                                                            --------------      ------------         --------------
  Total assets ...........................................   2,798,025,066       512,820,282          1,029,711,952
                                                            --------------      ------------         --------------
Liabilities:
Payable for The Trusts shares purchased ..................      10,065,458           129,987              1,547,941
Payable for policy-related transactions ..................              --                --                     --
                                                            --------------      ------------         --------------
  Total liabilities ......................................      10,065,458           129,987              1,547,941
                                                            --------------      ------------         --------------
Net Assets ...............................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Accumulation Units .......................................   2,787,372,293       512,685,863          1,028,164,011
Retained by AXA Equitable in Separate Account No. 49 .....         587,315             4,432                     --
                                                            --------------      ------------         --------------
Total net assets .........................................  $2,787,959,608      $512,690,295         $1,028,164,011
                                                            ==============      ============         ==============
Investments in shares of The Trusts, at cost .............  $2,747,943,388      $520,469,766         $1,027,941,319
The Trusts shares held
 Class A .................................................              --                --                     --
 Class B .................................................     189,940,248        47,022,764             88,692,863



                                                              AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                               Allocation         Allocation          Common Stock
                                                           ----------------- ------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $5,581,130,343      $9,864,114,441       $1,221,599,965
Receivable for The Trusts shares sold ....................              --                  --              545,618
Receivable for policy-related transactions ...............       9,343,808          18,277,568                   --
                                                            --------------      --------------       --------------
  Total assets ...........................................   5,590,474,151       9,882,392,009        1,222,145,583
                                                            --------------      --------------       --------------
Liabilities:
Payable for The Trusts shares purchased ..................       9,343,808          18,171,371                   --
Payable for policy-related transactions ..................              --                  --              545,618
                                                            --------------      --------------       --------------
  Total liabilities ......................................       9,343,808          18,171,371              545,618
                                                            --------------      --------------       --------------
Net Assets ...............................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Accumulation Units .......................................   5,580,779,675       9,864,220,638        1,221,552,588
Retained by AXA Equitable in Separate Account No. 49 .....         350,668                  --               47,377
                                                            --------------      --------------       --------------
Total net assets .........................................  $5,581,130,343      $9,864,220,638       $1,221,599,965
                                                            ==============      ==============       ==============
Investments in shares of The Trusts, at cost .............  $5,308,395,974      $9,509,768,157       $1,092,658,101
The Trusts shares held
 Class A .................................................              --                  --                   --
 Class B .................................................     328,182,046         707,159,574           60,606,054

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                       EQ/AllianceBernstein
                                                           Intermediate
                                                            Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Securities           International        Large Cap Growth
                                                      --------------------- ---------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value ...      $297,019,320         $1,284,920,262          $411,165,560
Receivable for The Trusts shares sold ...............           367,236                     --               193,263
Receivable for policy-related transactions ..........                --                162,117                    --
                                                           ------------         --------------          ------------
  Total assets ......................................       297,386,556          1,285,082,379           411,358,823
                                                           ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased .............                --                162,118                    --
Payable for policy-related transactions .............           367,236                     --               193,263
                                                           ------------         --------------          ------------
  Total liabilities .................................           367,236                162,118               193,263
                                                           ------------         --------------          ------------
Net Assets ..........................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Accumulation Units ..................................       296,887,073          1,284,349,502           411,124,485
Retained by AXA Equitable in Separate Account No. 49            132,247                570,759                41,075
                                                           ------------         --------------          ------------
Total net assets ....................................      $297,019,320         $1,284,920,261          $411,165,560
                                                           ============         ==============          ============
Investments in shares of The Trusts, at cost ........      $303,507,102         $1,180,276,945          $339,888,303
The Trusts shares held
 Class A ............................................                --                     --                    --
 Class B ............................................        30,200,103             90,158,124            46,953,315



                                                        EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Quality Bond         Small Cap Growth            Value
                                                       ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ...       $392,993,141           $527,140,872          $2,350,077,347
Receivable for The Trusts shares sold ...............            134,740                     --               2,280,587
Receivable for policy-related transactions ..........              1,791                349,080                      --
                                                            ------------           ------------          --------------
  Total assets ......................................        393,129,672            527,489,952           2,352,357,934
                                                            ------------           ------------          --------------
Liabilities:
Payable for The Trusts shares purchased .............                 --                349,080                      --
Payable for policy-related transactions .............                 --                     --               2,280,586
                                                            ------------           ------------          --------------
  Total liabilities .................................                 --                349,080               2,280,586
                                                            ------------           ------------          --------------
Net Assets ..........................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Accumulation Units ..................................        393,129,672            526,858,568           2,349,957,940
Retained by AXA Equitable in Separate Account No. 49                  --                282,304                 119,408
                                                            ------------           ------------          --------------
Total net assets ....................................       $393,129,672           $527,140,872          $2,350,077,348
                                                            ============           ============          ==============
Investments in shares of The Trusts, at cost ........       $402,859,839           $500,169,277          $2,378,567,371
The Trusts shares held
 Class A ............................................                 --                     --                      --
 Class B ............................................         39,745,670             33,260,400             164,834,312

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                EQ/Ariel      EQ/AXA Rosenberg Value      EQ/BlackRock
                                                            Appreciation II      Long/Short Equity     Basic Value Equity
                                                           ----------------- ------------------------ --------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $55,931,841          $134,385,437           $829,379,000
Receivable for The Trusts shares sold ....................             --                    --                 99,242
Receivable for policy-related transactions ...............        158,950                29,891                     --
                                                              -----------          ------------           ------------
  Total assets ...........................................     56,090,791           134,415,328            829,478,242
                                                              -----------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................        158,950                29,892                     --
Payable for policy-related transactions ..................             --                    --                 99,242
                                                              -----------          ------------           ------------
  Total liabilities ......................................        158,950                29,892                 99,242
                                                              -----------          ------------           ------------
Net Assets ...............................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Accumulation Units .......................................     52,562,996           134,306,759            829,333,631
Retained by AXA Equitable in Separate Account No. 49 .....      3,368,845                78,677                 45,369
                                                              -----------          ------------           ------------
Total net assets .........................................    $55,931,841          $134,385,436           $829,379,000
                                                              ===========          ============           ============
Investments in shares of The Trusts, at cost .............    $57,389,342          $136,202,574           $817,471,868
The Trusts shares held
 Class A .................................................         10,309                    --                     --
 Class B .................................................      5,097,400            12,535,955             52,825,241



                                                                EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                            International Value      Equity Income     Socially Responsible
                                                           --------------------- -------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,145,280,502        $202,348,213          $62,426,361
Receivable for The Trusts shares sold ....................            385,886                  --                   --
Receivable for policy-related transactions ...............                 --             169,563               37,743
                                                               --------------        ------------          -----------
  Total assets ...........................................      1,145,666,388         202,517,776           62,464,104
                                                               --------------        ------------          -----------
Liabilities:
Payable for The Trusts shares purchased ..................                 --             169,563               37,743
Payable for policy-related transactions ..................            385,886                  --                   --
                                                               --------------        ------------          -----------
  Total liabilities ......................................            385,886             169,563               37,743
                                                               --------------        ------------          -----------
Net Assets ...............................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Accumulation Units .......................................      1,144,876,525         202,050,920           62,358,165
Retained by AXA Equitable in Separate Account No. 49 .....            403,977             297,293               68,196
                                                               --------------        ------------          -----------
Total net assets .........................................     $1,145,280,502        $202,348,213          $62,426,361
                                                               ==============        ============          ===========
Investments in shares of The Trusts, at cost .............     $1,038,625,233        $206,937,512          $57,612,353
The Trusts shares held
 Class A .................................................                 --              20,178                   --
 Class B .................................................         71,001,274          30,807,737            6,858,899

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                 EQ/Capital
                                                               EQ/Capital         Guardian      EQ/Caywood-Scholl
                                                            Guardian Growth       Research       High Yield Bond
                                                           ----------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $440,295,586    $1,497,371,182       $143,504,893
Receivable for The Trusts shares sold ....................              --         1,752,630             99,045
Receivable for policy-related transactions ...............         257,326                --                 --
                                                              ------------    --------------       ------------
  Total assets ...........................................     440,552,912     1,499,123,812        143,603,938
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................         257,325                --                 --
Payable for policy-related transactions ..................              --         1,752,630             99,046
                                                              ------------    --------------       ------------
  Total liabilities ......................................         257,325         1,752,630             99,046
                                                              ------------    --------------       ------------
Net Assets ...............................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Accumulation Units .......................................     439,864,355     1,497,201,578        143,500,190
Retained by AXA Equitable in Separate Account No. 49 .....         431,232           169,604              4,702
                                                              ------------    --------------       ------------
Total net assets .........................................    $440,295,587    $1,497,371,182       $143,504,892
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost .............    $411,825,009    $1,348,265,081       $151,052,706
The Trusts shares held
 Class A .................................................              --                --                 --
 Class B .................................................      29,795,659       107,869,222         32,202,585



                                                                EQ/Davis
                                                                New York        EQ/Equity         EQ/Evergreen
                                                                Venture         500 Index      International Bond
                                                            --------------- ----------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $277,420,617    $1,577,342,214       $200,080,105
Receivable for The Trusts shares sold ....................             --           362,517                 --
Receivable for policy-related transactions ...............        494,883                --          1,713,191
                                                             ------------    --------------       ------------
  Total assets ...........................................    277,915,500     1,577,704,731        201,793,296
                                                             ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        494,883                --          1,713,191
Payable for policy-related transactions ..................             --           362,518                 --
                                                             ------------    --------------       ------------
  Total liabilities ......................................        494,883           362,518          1,713,191
                                                             ------------    --------------       ------------
Net Assets ...............................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Accumulation Units .......................................    273,948,797     1,576,821,967        194,602,481
Retained by AXA Equitable in Separate Account No. 49 .....      3,471,820           520,246          5,477,624
                                                             ------------    --------------       ------------
Total net assets .........................................   $277,420,617    $1,577,342,213       $200,080,105
                                                             ============    ==============       ============
Investments in shares of The Trusts, at cost .............   $277,078,705    $1,406,523,037       $192,591,091
The Trusts shares held
 Class A .................................................        151,917                --             10,314
 Class B .................................................     24,777,927        60,852,718         18,583,993

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/Evergreen                      EQ/Franklin
                                                                Omega       EQ/FI Mid Cap        Income
                                                           -------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $176,544,619   $1,035,825,077    $605,070,867
Receivable for The Trusts shares sold ....................            --          318,155              --
Receivable for policy-related transactions ...............        25,535               --         485,937
                                                            ------------   --------------    ------------
  Total assets ...........................................   176,570,154    1,036,143,232     605,556,804
                                                            ------------   --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        25,535               --         485,936
Payable for policy-related transactions ..................            --          318,155              --
                                                            ------------   --------------    ------------
  Total liabilities ......................................        25,535          318,155         485,936
                                                            ------------   --------------    ------------
Net Assets ...............................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Accumulation Units .......................................   176,491,871    1,035,525,084     601,802,920
Retained by AXA Equitable in Separate Account No. 49 .....        52,748          299,993       3,267,948
                                                            ------------   --------------    ------------
Total net assets .........................................  $176,544,619   $1,035,825,077    $605,070,868
                                                            ============   ==============    ============
Investments in shares of The Trusts, at cost .............  $175,581,782   $1,079,672,565    $629,966,407
The Trusts shares held
 Class A .................................................            --               --         156,552
 Class B .................................................    19,441,020      104,035,016      58,713,932



                                                                                  EQ/Franklin         EQ/GAMCO
                                                              EQ/Franklin     Templeton Founding    Mergers and
                                                            Small Cap Value        Strategy         Acquisitions
                                                           ----------------- -------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $61,224,375        $793,412,437      $131,969,742
Receivable for The Trusts shares sold ....................             --                  --                --
Receivable for policy-related transactions ...............        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
  Total assets ...........................................     61,363,494         799,908,339       132,094,444
                                                              -----------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        139,119           6,495,902           124,702
Payable for policy-related transactions ..................             --                  --                --
                                                              -----------        ------------      ------------
  Total liabilities ......................................        139,119           6,495,902           124,702
                                                              -----------        ------------      ------------
Net Assets ...............................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Accumulation Units .......................................     58,242,907         793,250,960       131,858,510
Retained by AXA Equitable in Separate Account No. 49 .....      2,981,468             161,477           111,232
                                                              -----------        ------------      ------------
Total net assets .........................................    $61,224,375        $793,412,437      $131,969,742
                                                              ===========        ============      ============
Investments in shares of The Trusts, at cost .............    $69,378,345        $820,318,262      $136,098,014
The Trusts shares held
 Class A .................................................        151,865              10,162             7,981
 Class B .................................................      6,069,838          82,759,237        10,780,348

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            EQ/GAMCO Small                         EQ/International
                                                            Company Value   EQ/International ETF        Growth
                                                           --------------- ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $470,581,830         $3,703,857          $237,738,956
Receivable for The Trusts shares sold ....................        40,344                 --                    --
Receivable for policy-related transactions ...............            --                 --             1,560,946
                                                            ------------         ----------          ------------
  Total assets ...........................................   470,622,174          3,703,857           239,299,902
                                                            ------------         ----------          ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --                 --             1,560,946
Payable for policy-related transactions ..................        40,343                 --                    --
                                                            ------------         ----------          ------------
  Total liabilities ......................................        40,343                 --             1,560,946
                                                            ------------         ----------          ------------
Net Assets ...............................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Accumulation Units .......................................   470,453,835                 --           237,725,161
Retained by AXA Equitable in Separate Account No. 49 .....       127,996          3,703,857                13,795
                                                            ------------         ----------          ------------
Total net assets .........................................  $470,581,831         $3,703,857          $237,738,956
                                                            ============         ==========          ============
Investments in shares of The Trusts, at cost .............  $464,980,841         $3,127,238          $228,688,653
The Trusts shares held
 Class A .................................................         2,959            155,919                    --
 Class B .................................................    14,894,993            155,339            32,821,952



                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Legg Mason
                                                                 Core Bond      Value Opportunities    Value Equity
                                                           - ----------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,271,481,983        $420,150,483      $183,660,886
Receivable for The Trusts shares sold ....................           897,812             242,175                --
Receivable for policy-related transactions ...............                --                  --           166,587
                                                              --------------        ------------      ------------
  Total assets ...........................................     1,272,379,795         420,392,658       183,827,473
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................                --                  --           166,587
Payable for policy-related transactions ..................           897,812             242,175                --
                                                              --------------        ------------      ------------
  Total liabilities ......................................           897,812             242,175           166,587
                                                              --------------        ------------      ------------
Net Assets ...............................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Accumulation Units .......................................     1,271,391,942         419,788,447       180,500,089
Retained by AXA Equitable in Separate Account No. 49 .....            90,041             362,036         3,160,797
                                                              --------------        ------------      ------------
Total net assets .........................................    $1,271,481,983        $420,150,483      $183,660,886
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost .............    $1,317,245,079        $438,954,871      $188,244,476
The Trusts shares held
 Class A .................................................                --                  --            10,258
 Class B .................................................       117,580,396          36,042,597        17,842,328

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Long        EQ/Lord Abbett    EQ/Lord Abbett
                                                              Term Bond     Growth and Income   Large Cap Core
                                                           --------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $114,656,454       $151,193,748       $82,042,362
Receivable for The Trusts shares sold ....................            --             26,686                --
Receivable for policy-related transactions ...............        78,511                 --         1,065,361
                                                            ------------       ------------       -----------
  Total assets ...........................................   114,734,965        151,220,434        83,107,723
                                                            ------------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................        78,511                 --         1,065,360
Payable for policy-related transactions ..................            --             26,686                --
                                                            ------------       ------------       -----------
  Total liabilities ......................................        78,511             26,686         1,065,360
                                                            ------------       ------------       -----------
Net Assets ...............................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Accumulation Units .......................................   114,595,834        147,275,031        78,014,089
Retained by AXA Equitable in Separate Account No. 49 .....        60,620          3,918,717         4,028,274
                                                            ------------       ------------       -----------
Total net assets .........................................  $114,656,454       $151,193,748       $82,042,363
                                                            ============       ============       ===========
Investments in shares of The Trusts, at cost .............  $112,468,430       $149,601,769       $77,685,649
The Trusts shares held
 Class A .................................................            --             10,793            10,705
 Class B .................................................     8,372,471         12,422,243         6,500,754

                                                             EQ/Lord Abbett      EQ/Marsico        EQ/Money
                                                              Mid Cap Value        Focus            Market
                                                            ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $301,405,216    $1,909,859,842    $851,522,708
Receivable for The Trusts shares sold ....................         421,157                --              --
Receivable for policy-related transactions ...............              --           418,422       3,814,951
                                                              ------------    --------------    ------------
  Total assets ...........................................     301,826,373     1,910,278,264     855,337,659
                                                              ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --           418,422       3,814,952
Payable for policy-related transactions ..................         421,157                --              --
                                                              ------------    --------------    ------------
  Total liabilities ......................................         421,157           418,422       3,814,952
                                                              ------------    --------------    ------------
Net Assets ...............................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Accumulation Units .......................................     297,469,619     1,909,091,610     851,459,337
Retained by AXA Equitable in Separate Account No. 49 .....       3,935,597           768,232          63,370
                                                              ------------    --------------    ------------
Total net assets .........................................    $301,405,216    $1,909,859,842    $851,522,707
                                                              ============    ==============    ============
Investments in shares of The Trusts, at cost .............    $319,081,468    $1,633,092,983    $851,684,947
The Trusts shares held
 Class A .................................................          11,116                --              --
 Class B .................................................      25,869,243       108,730,423     851,369,870

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                            Caldwell Growth       Shares          Global
                                                           ----------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $100,681,466    $373,766,283     $120,697,952
Receivable for The Trusts shares sold ....................              --              --               --
Receivable for policy-related transactions ...............       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
  Total assets ...........................................     102,556,739     374,058,444      121,270,864
                                                              ------------    ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       1,875,273         292,161          572,912
Payable for policy-related transactions ..................              --              --               --
                                                              ------------    ------------     ------------
  Total liabilities ......................................       1,875,273         292,161          572,912
                                                              ------------    ------------     ------------
Net Assets ...............................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Accumulation Units .......................................     100,498,419     351,878,571      111,406,986
Retained by AXA Equitable in Separate Account No. 49 .....         183,047      21,887,712        9,290,966
                                                              ------------    ------------     ------------
Total net assets .........................................    $100,681,466    $373,766,283     $120,697,952
                                                              ============    ============     ============
Investments in shares of The Trusts, at cost .............    $ 92,614,792    $378,436,809     $120,564,497
The Trusts shares held
 Class A .................................................          21,527       1,001,869          406,270
 Class B .................................................      15,296,654      33,223,690       10,106,736



                                                             EQ/Oppenheimer  EQ/Oppenheimer
                                                              Main Street      Main Street       EQ/PIMCO
                                                              Opportunity       Small Cap      Real Return
                                                            --------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $49,060,044      $71,006,974    $486,950,499
Receivable for The Trusts shares sold ....................             --               --       1,334,308
Receivable for policy-related transactions ...............        100,306           77,909              --
                                                              -----------      -----------    ------------
  Total assets ...........................................     49,160,350       71,084,883     488,284,807
                                                              -----------      -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        100,306           77,909              --
Payable for policy-related transactions ..................             --               --       1,334,309
                                                              -----------      -----------    ------------
  Total liabilities ......................................        100,306           77,909       1,334,309
                                                              -----------      -----------    ------------
Net Assets ...............................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Accumulation Units .......................................     37,790,796       60,151,291     486,803,076
Retained by AXA Equitable in Separate Account No. 49 .....     11,269,248       10,855,683         147,422
                                                              -----------      -----------    ------------
Total net assets .........................................    $49,060,044      $71,006,974    $486,950,498
                                                              ===========      ===========    ============
Investments in shares of The Trusts, at cost .............    $50,987,714      $75,085,671    $471,312,391
The Trusts shares held
 Class A .................................................        531,726          510,411          10,304
 Class B .................................................      4,089,218        6,235,375      46,178,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               EQ/Short        EQ/Small     EQ/T. Rowe Price
                                                            Duration Bond   Company Index     Growth Stock
                                                           --------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $80,713,285    $444,692,315      $291,068,410
Receivable for The Trusts shares sold ....................       246,518         108,570            28,470
Receivable for policy-related transactions ...............            --              --                --
                                                             -----------    ------------      ------------
  Total assets ...........................................    80,959,803     444,800,885       291,096,880
                                                             -----------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --                --
Payable for policy-related transactions ..................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
  Total liabilities ......................................       166,685         108,570            24,787
                                                             -----------    ------------      ------------
Net Assets ...............................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Accumulation Units .......................................    80,793,118     444,439,939       291,072,093
Retained by AXA Equitable in Separate Account No. 49 .....            --         252,376                --
                                                             -----------    ------------      ------------
Total net assets .........................................   $80,793,118    $444,692,315      $291,072,093
                                                             ===========    ============      ============
Investments in shares of The Trusts, at cost .............   $81,907,950    $459,916,823      $270,004,897
The Trusts shares held
 Class A .................................................         5,479              --                 5
 Class B .................................................     7,986,391      38,305,623        13,573,318



                                                             EQ/Templeton         EQ/UBS        EQ/Van Kampen
                                                                Growth      Growth and Income      Comstock
                                                            -------------- ------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $286,214,630      $84,497,331      $289,349,061
Receivable for The Trusts shares sold ....................             --           32,212            65,930
Receivable for policy-related transactions ...............        179,818               --                --
                                                             ------------      -----------      ------------
  Total assets ...........................................    286,394,448       84,529,543       289,414,991
                                                             ------------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................        179,818               --                --
Payable for policy-related transactions ..................             --           32,212            65,930
                                                             ------------      -----------      ------------
  Total liabilities ......................................        179,818           32,212            65,930
                                                             ------------      -----------      ------------
Net Assets ...............................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Accumulation Units .......................................    282,910,465       84,474,469       285,775,971
Retained by AXA Equitable in Separate Account No. 49 .....      3,304,165           22,862         3,573,090
                                                             ------------      -----------      ------------
Total net assets .........................................   $286,214,630      $84,497,331      $289,349,061
                                                             ============      ===========      ============
Investments in shares of The Trusts, at cost .............   $290,819,240      $81,591,846      $298,228,994
The Trusts shares held
 Class A .................................................        151,868               --            11,020
 Class B .................................................     26,034,882       12,348,337        26,598,621

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              EQ/Van Kampen
                                                            Emerging Markets    EQ/Van Kampen   EQ/Van Kampen
                                                                 Equity        Mid Cap Growth    Real Estate
                                                           ------------------ ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,627,458,066     $318,831,614    $451,457,195
Receivable for The Trusts shares sold ....................               --               --         488,596
Receivable for policy-related transactions ...............        2,481,869          871,000              --
                                                             --------------     ------------    ------------
  Total assets ...........................................    1,629,939,935      319,702,614     451,945,791
                                                             --------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................        2,481,869          871,001              --
Payable for policy-related transactions ..................               --               --         488,596
                                                             --------------     ------------    ------------
  Total liabilities ......................................        2,481,869          871,001         488,596
                                                             --------------     ------------    ------------
Net Assets ...............................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Accumulation Units .......................................    1,627,246,701      313,835,286     451,151,639
Retained by AXA Equitable in Separate Account No. 49 .....          211,365        4,996,327         305,556
                                                             --------------     ------------    ------------
Total net assets .........................................   $1,627,458,066     $318,831,613    $451,457,195
                                                             ==============     ============    ============
Investments in shares of The Trusts, at cost .............   $1,391,546,945     $299,891,767    $544,164,797
The Trusts shares held
 Class A .................................................               --           10,688          10,169
 Class B .................................................       86,458,348       20,295,966      54,934,426



                                                                MarketPLUS         MarketPLUS        MarketPLUS
                                                            International Core   Large Cap Core   Large Cap Growth
                                                           -------------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,024,362,412      $243,870,504      $363,588,305
Receivable for The Trusts shares sold ....................                --           227,174                --
Receivable for policy-related transactions ...............           303,437                --           392,881
                                                              --------------      ------------      ------------
  Total assets ...........................................     1,024,665,849       244,097,678       363,981,186
                                                              --------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           303,436                --           392,881
Payable for policy-related transactions ..................                --           227,174                --
                                                              --------------      ------------      ------------
  Total liabilities ......................................           303,436           227,174           392,881
                                                              --------------      ------------      ------------
Net Assets ...............................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Accumulation Units .......................................     1,024,304,317       243,826,106       363,276,232
Retained by AXA Equitable in Separate Account No. 49 .....            58,096            44,398           312,073
                                                              --------------      ------------      ------------
Total net assets .........................................    $1,024,362,413      $243,870,504      $363,588,305
                                                              ==============      ============      ============
Investments in shares of The Trusts, at cost .............    $  954,737,330      $241,581,411      $313,155,128
The Trusts shares held
 Class A .................................................                --                --                --
 Class B .................................................        80,229,003        26,821,772        20,489,448

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                               MarketPLUS        Multimanager     Multimanager
                                                             Mid Cap Value    Aggressive Equity     Core Bond
                                                           ----------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $  812,009,443       $134,809,808     $654,064,475
Receivable for The Trusts shares sold ....................         581,368                 --               --
Receivable for policy-related transactions ...............              --            171,466          214,957
                                                            --------------       ------------     ------------
  Total assets ...........................................     812,590,811        134,981,274      654,279,432
                                                            --------------       ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --            171,466          214,956
Payable for policy-related transactions ..................         581,368                 --               --
                                                            --------------       ------------     ------------
  Total liabilities ......................................         581,368            171,466          214,956
                                                            --------------       ------------     ------------
Net Assets ...............................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Accumulation Units .......................................     811,823,980        134,774,081      653,841,121
Retained by AXA Equitable in Separate Account No. 49 .....         185,463             35,727          223,355
                                                            --------------       ------------     ------------
Total net assets .........................................  $  812,009,443       $134,809,808     $654,064,476
                                                            ==============       ============     ============
Investments in shares of The Trusts, at cost .............  $1,013,215,380       $120,520,849     $648,649,977
The Trusts shares held
 Class A .................................................              --                 --               --
 Class B .................................................      78,724,046          4,271,524       62,892,090



                                                             Multimanager   Multimanager       Multimanager
                                                              Health Care    High Yield    International Equity
                                                            -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........   $320,790,222   $879,528,892       $680,519,809
Receivable for The Trusts shares sold ....................             --        187,909                 --
Receivable for policy-related transactions ...............        319,761             --            532,067
                                                             ------------   ------------       ------------
  Total assets ...........................................    321,109,983    879,716,801        681,051,876
                                                             ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................        226,222             --            532,067
Payable for policy-related transactions ..................             --        187,909                 --
                                                             ------------   ------------       ------------
  Total liabilities ......................................        226,222        187,909            532,067
                                                             ------------   ------------       ------------
Net Assets ...............................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Accumulation Units .......................................    320,883,761    879,445,649        680,287,911
Retained by AXA Equitable in Separate Account No. 49 .....             --         83,243            231,898
                                                             ------------   ------------       ------------
Total net assets .........................................   $320,883,761   $879,528,892       $680,519,809
                                                             ============   ============       ============
Investments in shares of The Trusts, at cost .............   $317,178,176   $943,898,995       $597,465,366
The Trusts shares held
 Class A .................................................             --             --                 --
 Class B .................................................     29,307,701    165,472,430         41,616,531

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                             Multimanager
                                                              Large Cap       Multimanager       Multimanager
                                                             Core Equity    Large Cap Growth   Large Cap Value
                                                           --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $177,349,986      $322,426,053       $583,580,992
Receivable for The Trusts shares sold ....................            --                --                 --
Receivable for policy-related transactions ...............       296,960           126,112            211,959
                                                            ------------      ------------       ------------
  Total assets ...........................................   177,646,946       322,552,165        583,792,951
                                                            ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       296,960           126,112            211,960
Payable for policy-related transactions ..................            --                --                 --
                                                            ------------      ------------       ------------
  Total liabilities ......................................       296,960           126,112            211,960
                                                            ------------      ------------       ------------
Net Assets ...............................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Accumulation Units .......................................   177,274,499       322,414,670        583,473,054
Retained by AXA Equitable in Separate Account No. 49 .....        75,487            11,383            107,937
                                                            ------------      ------------       ------------
Total net assets .........................................  $177,349,986      $322,426,053       $583,580,991
                                                            ============      ============       ============
Investments in shares of The Trusts, at cost .............  $165,933,852      $320,002,700       $583,901,035
The Trusts shares held
 Class A .................................................            --                --                 --
 Class B .................................................    15,202,358        33,348,314         49,489,876



                                                                                              Multimanager
                                                              Multimanager     Multimanager     Small Cap
                                                             Mid Cap Growth   Mid Cap Value      Growth
                                                            ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $414,235,592    $393,114,656    $246,233,562
Receivable for The Trusts shares sold ....................         118,814              --          16,716
Receivable for policy-related transactions ...............              --          26,966              --
                                                              ------------    ------------    ------------
  Total assets ...........................................     414,354,406     393,141,622     246,250,278
                                                              ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --          26,966              --
Payable for policy-related transactions ..................         118,813              --          16,716
                                                              ------------    ------------    ------------
  Total liabilities ......................................         118,813          26,966          16,716
                                                              ------------    ------------    ------------
Net Assets ...............................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Accumulation Units .......................................     414,208,917     392,988,023     242,158,973
Retained by AXA Equitable in Separate Account No. 49 .....          26,676         126,633       4,074,589
                                                              ------------    ------------    ------------
Total net assets .........................................    $414,235,593    $393,114,656    $246,233,562
                                                              ============    ============    ============
Investments in shares of The Trusts, at cost .............    $419,139,954    $443,806,190    $265,598,907
The Trusts shares held
 Class A .................................................              --              --              --
 Class B .................................................      46,303,189      43,630,058      27,627,482

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                              Multimanager    Multimanager   Target 2015
                                                            Small Cap Value    Technology     Allocation
                                                           ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........    $724,153,552    $374,178,541   $1,158,199
Receivable for The Trusts shares sold ....................         428,615              --           --
Receivable for policy-related transactions ...............              --       1,456,989           --
                                                              ------------    ------------   ----------
  Total assets ...........................................     724,582,167     375,635,530    1,158,199
                                                              ------------    ------------   ----------
Liabilities:
Payable for The Trusts shares purchased ..................              --       1,456,989           --
Payable for policy-related transactions ..................         428,614              --           --
                                                              ------------    ------------   ----------
  Total liabilities ......................................         428,614       1,456,989           --
                                                              ------------    ------------   ----------
Net Assets ...............................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Accumulation Units .......................................     723,958,024     373,989,638           --
Retained by AXA Equitable in Separate Account No. 49 .....         195,529         188,903    1,158,199
                                                              ------------    ------------   ----------
Total net assets .........................................    $724,153,553    $374,178,541   $1,158,199
                                                              ============    ============   ==========
Investments in shares of The Trusts, at cost .............    $858,862,023    $313,319,118   $1,072,154
The Trusts shares held
 Class A .................................................               8              --       53,468
 Class B .................................................      64,423,873      28,831,713       53,285



                                                             Target 2025   Target 2035   Target 2045
                                                              Allocation    Allocation    Allocation
                                                            ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........   $1,168,454    $1,176,891    $1,188,695
Receivable for The Trusts shares sold ....................           --            --            --
Receivable for policy-related transactions ...............           --            --            --
                                                             ----------    ----------    ----------
  Total assets ...........................................    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..................           --            --            --
Payable for policy-related transactions ..................           --            --            --
                                                             ----------    ----------    ----------
  Total liabilities ......................................           --            --            --
                                                             ----------    ----------    ----------
Net Assets ...............................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Accumulation Units .......................................           --            --            --
Retained by AXA Equitable in Separate Account No. 49 .....    1,168,454     1,176,891     1,188,695
                                                             ----------    ----------    ----------
Total net assets .........................................   $1,168,454    $1,176,891    $1,188,695
                                                             ==========    ==========    ==========
Investments in shares of The Trusts, at cost .............   $1,064,869    $1,055,071    $1,071,781
The Trusts shares held
 Class A .................................................       53,086        52,598        53,345
 Class B .................................................       52,905        52,419        53,166

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                          (Continued)



                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 14.25                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 14.01                   118
AXA Aggressive Allocation .................     Class B 1.15%        $ 13.90                   225
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.87                 3,160
AXA Aggressive Allocation .................     Class B 1.25%        $ 15.35                23,506
AXA Aggressive Allocation .................     Class B 1.30%        $ 14.58                25,941
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.79                 1,649
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.76                 5,174
AXA Aggressive Allocation .................     Class B 1.50%        $ 15.19                23,792
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.68                31,080
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.65                 3,517
AXA Aggressive Allocation .................     Class B 1.65%        $ 15.09                64,596
AXA Aggressive Allocation .................     Class B 1.70%        $ 15.05                 6,377
AXA Aggressive Allocation .................     Class B 1.80%        $ 13.54                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 13.49                    49
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.78                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.57                    --
AXA Conservative Allocation ...............     Class B 1.15%        $ 11.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 11.46                 1,472
AXA Conservative Allocation ...............     Class B 1.25%        $ 12.00                 5,888
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.97                 4,306
AXA Conservative Allocation ...............     Class B 1.35%        $ 11.39                 1,016
AXA Conservative Allocation ...............     Class B 1.40%        $ 11.37                 2,948
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.86                 9,705
AXA Conservative Allocation ...............     Class B 1.55%        $ 11.30                 4,087
AXA Conservative Allocation ...............     Class B 1.60%        $ 11.28                 1,731
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.79                10,068
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.76                 2,454
AXA Conservative Allocation ...............     Class B 1.80%        $ 11.19                     7
AXA Conservative Allocation ...............     Class B 1.90%        $ 11.15                     5
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 12.22                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 12.01                    --
AXA Conservative-Plus Allocation ..........     Class B 1.15%        $ 11.91                    33
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.89                 2,173
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.65                14,367
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.62                 6,473
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.82                   974
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.80                 3,876
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.51                20,000
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.73                 7,023
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.71                 1,825
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 12.43                23,580
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 12.40                 2,753
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.61                    --
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.57                     6
AXA Moderate Allocation ...................     Class B 0.50%        $ 63.00                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 57.03                    --
AXA Moderate Allocation ...................     Class B 1.15%        $ 54.56                    87
AXA Moderate Allocation ...................     Class B 1.20%        $ 53.95                 4,308
AXA Moderate Allocation ...................     Class B 1.25%        $ 13.37                69,894
AXA Moderate Allocation ...................     Class B 1.30%        $ 13.27                37,645
AXA Moderate Allocation ...................     Class B 1.35%        $ 52.19                 1,500
AXA Moderate Allocation ...................     Class B 1.40%        $ 51.61                 7,097
AXA Moderate Allocation ...................     Class B 1.50%        $ 13.22                85,730
AXA Moderate Allocation ...................     Class B 1.55%        $ 49.91                 9,394
AXA Moderate Allocation ...................     Class B 1.60%        $ 49.36                 3,439
AXA Moderate Allocation ...................     Class B 1.65%        $ 13.13               117,390
AXA Moderate Allocation ...................     Class B 1.70%        $ 48.27                 3,098

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                            Contract charges     Unit Value     Units Outstanding (000s)
                                                           ------------------   ------------   -------------------------
AXA Moderate Allocation ................................     Class B 1.80%       $  47.21                    36
AXA Moderate Allocation ................................     Class B 1.90%       $  46.16                     4
AXA Moderate-Plus Allocation ...........................     Class B 0.50%       $  13.72                    --
AXA Moderate-Plus Allocation ...........................     Class B 0.95%       $  13.48                    16
AXA Moderate-Plus Allocation ...........................     Class B 1.15%       $  13.37                   820
AXA Moderate-Plus Allocation ...........................     Class B 1.20%       $  13.34                10,734
AXA Moderate-Plus Allocation ...........................     Class B 1.25%       $  14.74               104,476
AXA Moderate-Plus Allocation ...........................     Class B 1.30%       $  14.71                75,948
AXA Moderate-Plus Allocation ...........................     Class B 1.35%       $  13.27                 6,731
AXA Moderate-Plus Allocation ...........................     Class B 1.40%       $  13.24                18,918
AXA Moderate-Plus Allocation ...........................     Class B 1.50%       $  14.58               111,034
AXA Moderate-Plus Allocation ...........................     Class B 1.55%       $  13.16                85,777
AXA Moderate-Plus Allocation ...........................     Class B 1.60%       $  13.14                10,293
AXA Moderate-Plus Allocation ...........................     Class B 1.65%       $  14.48               240,939
AXA Moderate-Plus Allocation ...........................     Class B 1.70%       $  14.45                23,506
AXA Moderate-Plus Allocation ...........................     Class B 1.80%       $  13.03                    41
AXA Moderate-Plus Allocation ...........................     Class B 1.90%       $  12.98                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%       $ 358.57                    --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%       $ 310.29                     1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%       $ 286.24                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%       $  14.18                10,999
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%       $  13.94                 2,328
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%       $ 272.69                   670
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%       $ 268.31                   602
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%       $  14.02                18,987
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%       $ 255.59                   392
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%       $ 251.49                   377
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%       $  13.93                 7,057
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%       $ 243.48                    65
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%       $ 235.69                     2
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%       $ 228.16                     2
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%       $  23.06                    --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%       $  21.37                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%       $  20.49                 2,914
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%       $  10.93                 2,207
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%       $  10.83                   353
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%       $  19.97                   579
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%       $  19.80                 4,012
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%       $  10.81                 3,139
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%       $  19.30                   813
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%       $  19.14                 1,956
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%       $  10.74                 2,177
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%       $  18.82                   404
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%       $  18.50                     3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%       $  18.19                     1
EQ/AllianceBernstein International .....................     Class B 0.50%       $  22.65                    --
EQ/AllianceBernstein International .....................     Class B 0.95%       $  21.38                     6
EQ/AllianceBernstein International .....................     Class B 1.20%       $  20.70                 5,414
EQ/AllianceBernstein International .....................     Class B 1.25%       $  20.03                 9,113
EQ/AllianceBernstein International .....................     Class B 1.30%       $  19.90                 4,042
EQ/AllianceBernstein International .....................     Class B 1.35%       $  20.30                 1,872
EQ/AllianceBernstein International .....................     Class B 1.40%       $  20.17                 8,075
EQ/AllianceBernstein International .....................     Class B 1.50%       $  19.81                12,039
EQ/AllianceBernstein International .....................     Class B 1.55%       $  19.79                 5,611
EQ/AllianceBernstein International .....................     Class B 1.60%       $  19.66                 3,456
EQ/AllianceBernstein International .....................     Class B 1.65%       $  19.68                12,529

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/AllianceBernstein International ............     Class B 1.70%        $ 19.41                 2,236
EQ/AllianceBernstein International ............     Class B 1.80%        $ 19.16                    46
EQ/AllianceBernstein International ............     Class B 1.90%        $ 18.91                     7
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  8.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  8.14                    43
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.96                 4,750
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 13.91                 2,459
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 13.84                   881
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  7.86                 4,849
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  7.83                 7,231
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 13.75                 3,186
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  7.72                 7,920
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  7.69                 9,407
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 13.66                 3,311
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  7.62                 1,050
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  7.55                   108
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  7.49                    60
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 19.09                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.90                     2
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 17.26                 3,276
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 11.15                 4,076
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 11.07                 1,453
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.89                   436
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.77                 5,254
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 11.03                 6,434
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 16.41                 1,355
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 16.29                 1,861
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.96                 4,138
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 16.06                   626
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.83                     3
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.60                    30
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 22.92                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 21.84                    16
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 21.26                 2,805
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 16.55                 3,394
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 16.46                 1,013
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 20.92                 2,476
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 20.80                 4,176
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 16.37                 5,401
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 20.47                 2,301
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 20.36                 2,356
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 16.27                 3,846
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 20.14                   443
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 19.92                    15
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 19.71                     4
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 18.41                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 17.60                    44
EQ/AllianceBernstein Value ....................     Class B 0.95%        $  9.05                    --
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 17.16                18,463
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 14.42                19,821
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 14.35                 5,014
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 16.90                 5,583
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 16.81                26,898
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 14.27                29,046
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 16.56                 9,126
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 16.48                13,726

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                      Contract charges     Unit Value     Units Outstanding (000s)
                                                     ------------------   ------------   -------------------------
EQ/AllianceBernstein Value .......................     Class B 1.65%        $ 14.17                19,894
EQ/AllianceBernstein Value .......................     Class B 1.70%        $ 16.31                 3,123
EQ/AllianceBernstein Value .......................     Class B 1.80%        $ 16.14                   171
EQ/AllianceBernstein Value .......................     Class B 1.90%        $ 15.98                    36
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.29                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.18                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.12                   159
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.10                   720
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.09                   639
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.22                    51
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.07                   166
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.04                   643
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.03                   507
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.02                    89
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.00                 1,556
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 10.99                   227
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 10.97                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 10.94                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 11.04                   462
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.29                 1,608
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.27                   440
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.95                 1,129
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 11.17                 3,083
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 11.14                   773
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.86                   344
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 11.10                 3,847
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 11.07                   383
EQ/BlackRock Basic Value Equity ..................     Class B 0.50%        $ 26.45                    --
EQ/BlackRock Basic Value Equity ..................     Class B 0.95%        $ 25.20                    --
EQ/BlackRock Basic Value Equity ..................     Class B 1.20%        $ 24.53                 4,290
EQ/BlackRock Basic Value Equity ..................     Class B 1.25%        $ 14.48                 7,283
EQ/BlackRock Basic Value Equity ..................     Class B 1.30%        $ 14.40                 1,992
EQ/BlackRock Basic Value Equity ..................     Class B 1.35%        $ 24.14                 2,291
EQ/BlackRock Basic Value Equity ..................     Class B 1.40%        $ 24.01                 6,226
EQ/BlackRock Basic Value Equity ..................     Class B 1.50%        $ 14.32                10,153
EQ/BlackRock Basic Value Equity ..................     Class B 1.55%        $ 23.62                 2,381
EQ/BlackRock Basic Value Equity ..................     Class B 1.60%        $ 23.49                 2,711
EQ/BlackRock Basic Value Equity ..................     Class B 1.65%        $ 14.23                 7,001
EQ/BlackRock Basic Value Equity ..................     Class B 1.70%        $ 23.24                   842
EQ/BlackRock Basic Value Equity ..................     Class B 1.80%        $ 22.99                    26
EQ/BlackRock Basic Value Equity ..................     Class B 1.90%        $ 22.74                     5
EQ/BlackRock International Value .................     Class B 0.50%        $ 27.28                    --
EQ/BlackRock International Value .................     Class B 0.95%        $ 25.99                    27
EQ/BlackRock International Value .................     Class B 1.20%        $ 25.30                 4,143
EQ/BlackRock International Value .................     Class B 1.25%        $ 19.73                 7,019
EQ/BlackRock International Value .................     Class B 1.30%        $ 19.62                 2,421
EQ/BlackRock International Value .................     Class B 1.35%        $ 24.89                 4,966
EQ/BlackRock International Value .................     Class B 1.40%        $ 24.76                 5,376
EQ/BlackRock International Value .................     Class B 1.50%        $ 19.51                 9,808
EQ/BlackRock International Value .................     Class B 1.55%        $ 24.36                 4,881
EQ/BlackRock International Value .................     Class B 1.60%        $ 24.23                 3,272
EQ/BlackRock International Value .................     Class B 1.65%        $ 19.38                 9,184
EQ/BlackRock International Value .................     Class B 1.70%        $ 23.97                 1,136
EQ/BlackRock International Value .................     Class B 1.80%        $ 23.71                    71
EQ/BlackRock International Value .................     Class B 1.90%        $ 23.45                     7

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Boston Advisors Equity Income .........     Class B 0.50%        $  7.50                    --
EQ/Boston Advisors Equity Income .........     Class B 0.95%        $  7.19                     1
EQ/Boston Advisors Equity Income .........     Class B 1.20%        $  7.03                 1,373
EQ/Boston Advisors Equity Income .........     Class B 1.25%        $  7.00                 4,851
EQ/Boston Advisors Equity Income .........     Class B 1.30%        $  2.84                 3,300
EQ/Boston Advisors Equity Income .........     Class B 1.35%        $  6.93                   535
EQ/Boston Advisors Equity Income .........     Class B 1.40%        $  6.90                 2,508
EQ/Boston Advisors Equity Income .........     Class B 1.50%        $  6.84                 9,418
EQ/Boston Advisors Equity Income .........     Class B 1.55%        $  6.81                 2,391
EQ/Boston Advisors Equity Income .........     Class B 1.60%        $  6.78                   684
EQ/Boston Advisors Equity Income .........     Class B 1.65%        $  6.74                 5,771
EQ/Boston Advisors Equity Income .........     Class B 1.70%        $  6.71                   571
EQ/Boston Advisors Equity Income .........     Class B 1.80%        $  6.65                     3
EQ/Boston Advisors Equity Income .........     Class B 1.90%        $  6.59                    24
EQ/Calvert Socially Responsible ..........     Class B 0.50%        $ 10.74                    --
EQ/Calvert Socially Responsible ..........     Class B 0.95%        $ 10.34                    --
EQ/Calvert Socially Responsible ..........     Class B 1.20%        $ 10.13                   554
EQ/Calvert Socially Responsible ..........     Class B 1.25%        $ 13.27                   841
EQ/Calvert Socially Responsible ..........     Class B 1.30%        $ 13.22                   324
EQ/Calvert Socially Responsible ..........     Class B 1.35%        $ 10.00                   126
EQ/Calvert Socially Responsible ..........     Class B 1.40%        $  9.96                   793
EQ/Calvert Socially Responsible ..........     Class B 1.50%        $ 13.13                   748
EQ/Calvert Socially Responsible ..........     Class B 1.55%        $  9.83                   349
EQ/Calvert Socially Responsible ..........     Class B 1.60%        $  9.79                   250
EQ/Calvert Socially Responsible ..........     Class B 1.65%        $ 13.04                   982
EQ/Calvert Socially Responsible ..........     Class B 1.70%        $  9.71                   373
EQ/Calvert Socially Responsible ..........     Class B 1.80%        $  9.63                     1
EQ/Calvert Socially Responsible ..........     Class B 1.90%        $  9.54                    --
EQ/Capital Guardian Growth ...............     Class B 0.50%        $ 14.95                    --
EQ/Capital Guardian Growth ...............     Class B 0.95%        $ 14.25                     3
EQ/Capital Guardian Growth ...............     Class B 1.20%        $ 13.87                 1,946
EQ/Capital Guardian Growth ...............     Class B 1.25%        $ 12.45                 3,847
EQ/Capital Guardian Growth ...............     Class B 1.30%        $ 12.38                 2,506
EQ/Capital Guardian Growth ...............     Class B 1.35%        $ 13.64                 5,042
EQ/Capital Guardian Growth ...............     Class B 1.40%        $ 13.57                 2,022
EQ/Capital Guardian Growth ...............     Class B 1.50%        $ 12.32                 3,097
EQ/Capital Guardian Growth ...............     Class B 1.55%        $ 13.35                 3,136
EQ/Capital Guardian Growth ...............     Class B 1.60%        $ 13.28                 2,030
EQ/Capital Guardian Growth ...............     Class B 1.65%        $ 12.24                 9,279
EQ/Capital Guardian Growth ...............     Class B 1.70%        $ 13.14                 1,289
EQ/Capital Guardian Growth ...............     Class B 1.80%        $ 13.00                     9
EQ/Capital Guardian Growth ...............     Class B 1.90%        $ 12.85                     7
EQ/Capital Guardian Research .............     Class B 0.50%        $ 14.12                    --
EQ/Capital Guardian Research .............     Class B 0.95%        $ 13.58                    69
EQ/Capital Guardian Research .............     Class B 1.20%        $ 13.28                15,162
EQ/Capital Guardian Research .............     Class B 1.25%        $ 13.67                12,780
EQ/Capital Guardian Research .............     Class B 1.30%        $ 13.61                 2,267
EQ/Capital Guardian Research .............     Class B 1.35%        $ 13.11                10,718
EQ/Capital Guardian Research .............     Class B 1.40%        $ 13.05                16,864
EQ/Capital Guardian Research .............     Class B 1.50%        $ 13.53                11,133
EQ/Capital Guardian Research .............     Class B 1.55%        $ 12.88                 7,563
EQ/Capital Guardian Research .............     Class B 1.60%        $ 12.83                16,294
EQ/Capital Guardian Research .............     Class B 1.65%        $ 13.44                17,200
EQ/Capital Guardian Research .............     Class B 1.70%        $ 12.71                 3,063
EQ/Capital Guardian Research .............     Class B 1.80%        $ 12.60                   116
EQ/Capital Guardian Research .............     Class B 1.90%        $ 12.49                    11

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                               Contract charges     Unit Value     Units Outstanding (000s)
                                              ------------------   ------------   -------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.49                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.35                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.28                   415
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.26                 2,330
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.40                 4,141
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.23                    76
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.21                   726
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.18                 3,432
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.17                 1,451
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.15                   246
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.14                 2,709
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.12                   180
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 11.09                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 11.06                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 11.23                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 11.16                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 11.12                   963
EQ/Davis New York Venture .................     Class B 1.25%        $ 11.12                 2,234
EQ/Davis New York Venture .................     Class B 1.30%        $ 11.11                 3,823
EQ/Davis New York Venture .................     Class B 1.35%        $ 11.10                   369
EQ/Davis New York Venture .................     Class B 1.40%        $ 11.09                 1,370
EQ/Davis New York Venture .................     Class B 1.50%        $ 11.08                 2,531
EQ/Davis New York Venture .................     Class B 1.55%        $ 11.07                 3,797
EQ/Davis New York Venture .................     Class B 1.60%        $ 11.06                   634
EQ/Davis New York Venture .................     Class B 1.65%        $ 11.06                 7,823
EQ/Davis New York Venture .................     Class B 1.70%        $ 11.05                 1,189
EQ/Davis New York Venture .................     Class B 1.80%        $ 11.04                    --
EQ/Davis New York Venture .................     Class B 1.90%        $ 11.02                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 34.94                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 32.82                     9
EQ/Equity 500 Index .......................     Class B 1.20%        $ 31.69                 6,323
EQ/Equity 500 Index .......................     Class B 1.25%        $ 14.24                11,374
EQ/Equity 500 Index .......................     Class B 1.30%        $ 14.14                 2,496
EQ/Equity 500 Index .......................     Class B 1.35%        $ 31.03                 4,648
EQ/Equity 500 Index .......................     Class B 1.40%        $ 30.81                 8,846
EQ/Equity 500 Index .......................     Class B 1.50%        $ 14.09                16,275
EQ/Equity 500 Index .......................     Class B 1.55%        $ 30.17                 4,204
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.96                 6,391
EQ/Equity 500 Index .......................     Class B 1.65%        $ 14.00                11,756
EQ/Equity 500 Index .......................     Class B 1.70%        $ 29.54                 1,547
EQ/Equity 500 Index .......................     Class B 1.80%        $ 29.13                   130
EQ/Equity 500 Index .......................     Class B 1.90%        $ 28.72                    14
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.93                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.82                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $ 10.76                 1,003
EQ/Evergreen International Bond ...........     Class B 1.25%        $ 10.75                 1,927
EQ/Evergreen International Bond ...........     Class B 1.30%        $ 10.74                 1,405
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.80                   227
EQ/Evergreen International Bond ...........     Class B 1.40%        $ 10.71                 1,650
EQ/Evergreen International Bond ...........     Class B 1.50%        $ 10.69                 3,771
EQ/Evergreen International Bond ...........     Class B 1.55%        $ 10.68                 1,997
EQ/Evergreen International Bond ...........     Class B 1.60%        $ 10.66                   777
EQ/Evergreen International Bond ...........     Class B 1.65%        $ 10.65                 4,959
EQ/Evergreen International Bond ...........     Class B 1.70%        $ 10.64                   476
EQ/Evergreen International Bond ...........     Class B 1.80%        $ 10.62                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $ 10.59                     3

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Evergreen Omega ..................     Class B 0.50%        $ 10.58                    --
EQ/Evergreen Omega ..................     Class B 0.95%        $ 10.16                    --
EQ/Evergreen Omega ..................     Class B 1.20%        $  9.93                 1,978
EQ/Evergreen Omega ..................     Class B 1.25%        $ 13.34                 2,119
EQ/Evergreen Omega ..................     Class B 1.30%        $ 13.28                   550
EQ/Evergreen Omega ..................     Class B 1.35%        $  9.80                   351
EQ/Evergreen Omega ..................     Class B 1.40%        $  9.75                 2,548
EQ/Evergreen Omega ..................     Class B 1.50%        $ 13.20                 2,342
EQ/Evergreen Omega ..................     Class B 1.55%        $  9.62                 1,089
EQ/Evergreen Omega ..................     Class B 1.60%        $  9.58                 1,455
EQ/Evergreen Omega ..................     Class B 1.65%        $ 13.11                 2,691
EQ/Evergreen Omega ..................     Class B 1.70%        $  9.49                   249
EQ/Evergreen Omega ..................     Class B 1.80%        $  9.40                    --
EQ/Evergreen Omega ..................     Class B 1.90%        $  9.32                     2
EQ/FI Mid Cap .......................     Class B 0.50%        $ 14.59                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 14.12                    28
EQ/FI Mid Cap .......................     Class B 1.20%        $ 13.86                 9,544
EQ/FI Mid Cap .......................     Class B 1.25%        $ 16.04                 8,656
EQ/FI Mid Cap .......................     Class B 1.30%        $ 15.98                 2,442
EQ/FI Mid Cap .......................     Class B 1.35%        $ 13.70                 1,295
EQ/FI Mid Cap .......................     Class B 1.40%        $ 13.65                12,038
EQ/FI Mid Cap .......................     Class B 1.50%        $ 15.87                11,622
EQ/FI Mid Cap .......................     Class B 1.55%        $ 13.50                 6,060
EQ/FI Mid Cap .......................     Class B 1.60%        $ 13.45                 6,276
EQ/FI Mid Cap .......................     Class B 1.65%        $ 15.77                10,337
EQ/FI Mid Cap .......................     Class B 1.70%        $ 13.35                 2,166
EQ/FI Mid Cap .......................     Class B 1.80%        $ 13.25                    33
EQ/FI Mid Cap .......................     Class B 1.90%        $ 13.15                     4
EQ/Franklin Income ..................     Class B 0.50%        $ 10.62                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.56                     1
EQ/Franklin Income ..................     Class B 1.20%        $ 10.52                 2,628
EQ/Franklin Income ..................     Class B 1.25%        $ 10.51                 5,438
EQ/Franklin Income ..................     Class B 1.30%        $ 10.51                 7,144
EQ/Franklin Income ..................     Class B 1.35%        $ 10.50                   444
EQ/Franklin Income ..................     Class B 1.40%        $ 10.49                 3,642
EQ/Franklin Income ..................     Class B 1.50%        $ 10.48                 7,720
EQ/Franklin Income ..................     Class B 1.55%        $ 10.47                 6,851
EQ/Franklin Income ..................     Class B 1.60%        $ 10.46                 2,051
EQ/Franklin Income ..................     Class B 1.65%        $ 10.46                19,931
EQ/Franklin Income ..................     Class B 1.70%        $ 10.45                 1,574
EQ/Franklin Income ..................     Class B 1.80%        $ 10.44                    15
EQ/Franklin Income ..................     Class B 1.90%        $ 10.42                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $  9.86                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $  9.81                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $  9.77                   171
EQ/Franklin Small Cap Value .........     Class B 1.25%        $  9.77                   459
EQ/Franklin Small Cap Value .........     Class B 1.30%        $  9.76                 1,033
EQ/Franklin Small Cap Value .........     Class B 1.35%        $  9.75                    47
EQ/Franklin Small Cap Value .........     Class B 1.40%        $  9.75                   265
EQ/Franklin Small Cap Value .........     Class B 1.50%        $  9.73                   511
EQ/Franklin Small Cap Value .........     Class B 1.55%        $  9.73                   936
EQ/Franklin Small Cap Value .........     Class B 1.60%        $  9.72                    73
EQ/Franklin Small Cap Value .........     Class B 1.65%        $  9.71                 2,069
EQ/Franklin Small Cap Value .........     Class B 1.70%        $  9.71                   421
EQ/Franklin Small Cap Value .........     Class B 1.80%        $  9.70                    --
EQ/Franklin Small Cap Value .........     Class B 1.90%        $  9.68                    --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                     Contract charges     Unit Value     Units Outstanding (000s)
                                                    ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy .........     Class B 0.50%        $  9.57                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 0.95%        $  9.54                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.15%        $  9.53                   158
EQ/Franklin Templeton Founding Strategy .........     Class B 1.20%        $  9.52                   863
EQ/Franklin Templeton Founding Strategy .........     Class B 1.25%        $  9.52                 2,777
EQ/Franklin Templeton Founding Strategy .........     Class B 1.30%        $  9.52                21,512
EQ/Franklin Templeton Founding Strategy .........     Class B 1.35%        $  9.52                   308
EQ/Franklin Templeton Founding Strategy .........     Class B 1.40%        $  9.51                 1,530
EQ/Franklin Templeton Founding Strategy .........     Class B 1.50%        $  9.51                 2,859
EQ/Franklin Templeton Founding Strategy .........     Class B 1.55%        $  9.50                13,483
EQ/Franklin Templeton Founding Strategy .........     Class B 1.60%        $  9.50                 1,153
EQ/Franklin Templeton Founding Strategy .........     Class B 1.65%        $  9.50                36,003
EQ/Franklin Templeton Founding Strategy .........     Class B 1.70%        $  9.49                 2,805
EQ/Franklin Templeton Founding Strategy .........     Class B 1.80%        $  9.49                    --
EQ/Franklin Templeton Founding Strategy .........     Class B 1.90%        $  9.48                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.50%        $ 12.14                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 0.95%        $ 11.99                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.20%        $ 11.91                   362
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.25%        $ 11.89                 1,654
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.30%        $ 11.67                 1,148
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.35%        $ 11.86                    77
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.40%        $ 11.85                   903
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.50%        $ 11.81                 2,544
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.55%        $ 11.80                 1,416
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.60%        $ 11.78                   230
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.65%        $ 11.77                 2,502
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.70%        $ 11.75                   337
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.80%        $ 11.72                    --
EQ/GAMCO Mergers and Acquisitions ...............     Class B 1.90%        $ 11.69                    --
EQ/GAMCO Small Company Value ....................     Class B 0.50%        $ 35.02                    --
EQ/GAMCO Small Company Value ....................     Class B 0.95%        $ 32.07                     1
EQ/GAMCO Small Company Value ....................     Class B 1.20%        $ 30.54                   909
EQ/GAMCO Small Company Value ....................     Class B 1.25%        $ 30.24                 2,364
EQ/GAMCO Small Company Value ....................     Class B 1.30%        $ 46.43                   981
EQ/GAMCO Small Company Value ....................     Class B 1.35%        $ 29.65                   311
EQ/GAMCO Small Company Value ....................     Class B 1.40%        $ 29.36                 1,218
EQ/GAMCO Small Company Value ....................     Class B 1.50%        $ 28.78                 3,742
EQ/GAMCO Small Company Value ....................     Class B 1.55%        $ 28.50                 2,211
EQ/GAMCO Small Company Value ....................     Class B 1.60%        $ 28.22                   300
EQ/GAMCO Small Company Value ....................     Class B 1.65%        $ 27.94                 3,011
EQ/GAMCO Small Company Value ....................     Class B 1.70%        $ 27.67                   618
EQ/GAMCO Small Company Value ....................     Class B 1.80%        $ 27.13                     1
EQ/GAMCO Small Company Value ....................     Class B 1.90%        $ 26.60                     7
EQ/International Growth .........................     Class B 0.50%        $ 16.72                    --
EQ/International Growth .........................     Class B 0.95%        $ 16.51                    --
EQ/International Growth .........................     Class B 1.20%        $ 16.40                   594
EQ/International Growth .........................     Class B 1.25%        $ 16.38                 1,672
EQ/International Growth .........................     Class B 1.30%        $  7.26                 3,231
EQ/International Growth .........................     Class B 1.35%        $ 16.34                   264
EQ/International Growth .........................     Class B 1.40%        $ 16.32                 1,188
EQ/International Growth .........................     Class B 1.50%        $ 16.27                 2,647
EQ/International Growth .........................     Class B 1.55%        $ 16.25                 1,865
EQ/International Growth .........................     Class B 1.60%        $ 16.23                   409
EQ/International Growth .........................     Class B 1.65%        $ 16.21                 3,860
EQ/International Growth .........................     Class B 1.70%        $ 16.18                   665

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/International Growth .................     Class B 1.80%        $ 16.14                     6
EQ/International Growth .................     Class B 1.90%        $ 16.10                    --
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.88                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 15.18                    25
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.80                10,033
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 11.09                13,997
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 11.03                 3,598
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.57                 5,253
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.50                14,294
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.96                18,138
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.28                 8,678
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.21                10,140
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.89                14,134
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 14.07                 1,473
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.92                   130
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.78                    29
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.16                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.35                    10
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 15.91                 2,625
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.31                 1,615
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.23                   648
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 15.66                 8,143
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.57                 3,426
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.15                 1,712
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.32                 3,721
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.24                 3,182
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.06                 2,094
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.08                   288
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 14.91                    59
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 14.75                    15
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 10.61                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 10.50                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 10.44                   528
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 10.43                 2,132
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 10.42                 1,065
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 10.56                   156
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 10.39                   692
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 10.37                 3,207
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 10.36                 1,312
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 10.35                   503
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 10.34                 7,005
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 10.32                   809
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 10.30                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 10.28                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.89                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.76                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.68                   549
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.67                 2,086
EQ/Long Term Bond .......................     Class B 1.30%        $  8.13                 1,046
EQ/Long Term Bond .......................     Class B 1.35%        $ 10.64                   246
EQ/Long Term Bond .......................     Class B 1.40%        $ 10.63                 1,010
EQ/Long Term Bond .......................     Class B 1.50%        $ 10.60                 2,861
EQ/Long Term Bond .......................     Class B 1.55%        $ 10.58                 1,048
EQ/Long Term Bond .......................     Class B 1.60%        $ 10.57                   315
EQ/Long Term Bond .......................     Class B 1.65%        $ 10.55                 1,635
EQ/Long Term Bond .......................     Class B 1.70%        $ 10.54                   248

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
EQ/Long Term Bond ........................     Class B 1.80%        $ 10.51                    --
EQ/Long Term Bond ........................     Class B 1.90%        $ 10.48                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.80                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.64                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.56                   319
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.54                 1,737
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.58                   975
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.51                   356
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.49                   678
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.46                 2,178
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.44                 1,062
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.42                   368
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.41                 3,773
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.39                   369
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.36                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.32                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 13.11                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 12.96                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 12.87                   140
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 12.85                   928
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 12.92                   524
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 12.82                    86
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 12.80                   391
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 12.77                 1,237
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 12.75                   497
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 12.73                   161
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 12.71                 1,698
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 12.70                   442
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 12.66                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 12.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.55                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.40                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.32                   722
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.30                 4,081
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.40                 2,011
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.27                   259
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.25                 1,256
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.22                 4,635
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.20                 2,108
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.18                   480
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.17                 7,885
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.15                   888
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.12                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.09                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 19.52                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 18.97                    13
EQ/Marsico Focus .........................     Class B 1.20%        $ 18.67                11,637
EQ/Marsico Focus .........................     Class B 1.25%        $ 15.35                16,822
EQ/Marsico Focus .........................     Class B 1.30%        $ 15.30                 5,402
EQ/Marsico Focus .........................     Class B 1.35%        $ 18.49                 1,429
EQ/Marsico Focus .........................     Class B 1.40%        $ 18.43                16,976
EQ/Marsico Focus .........................     Class B 1.50%        $ 15.19                21,594
EQ/Marsico Focus .........................     Class B 1.55%        $ 18.25                 5,863
EQ/Marsico Focus .........................     Class B 1.60%        $ 18.20                 7,491
EQ/Marsico Focus .........................     Class B 1.65%        $ 15.09                25,093
EQ/Marsico Focus .........................     Class B 1.70%        $ 18.08                 3,346

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Marsico Focus ....................     Class B 1.80%        $ 17.96                    53
EQ/Marsico Focus ....................     Class B 1.90%        $ 17.85                     5
EQ/Money Market .....................     Class B 0.00%        $ 43.51                   129
EQ/Money Market .....................     Class B 0.50%        $ 38.11                    --
EQ/Money Market .....................     Class B 0.95%        $ 33.81                     4
EQ/Money Market .....................     Class B 1.15%        $ 11.23                   103
EQ/Money Market .....................     Class B 1.15%        $ 32.05                 3,160
EQ/Money Market .....................     Class B 1.20%        $ 31.62                 1,791
EQ/Money Market .....................     Class B 1.25%        $ 10.73                 4,875
EQ/Money Market .....................     Class B 1.30%        $ 10.58                 1,895
EQ/Money Market .....................     Class B 1.35%        $ 30.37                 2,271
EQ/Money Market .....................     Class B 1.40%        $ 29.97                 3,210
EQ/Money Market .....................     Class B 1.50%        $ 10.62                10,650
EQ/Money Market .....................     Class B 1.55%        $ 28.78                 3,506
EQ/Money Market .....................     Class B 1.60%        $ 28.40                 3,889
EQ/Money Market .....................     Class B 1.65%        $ 10.55                 8,854
EQ/Money Market .....................     Class B 1.70%        $ 27.65                 1,051
EQ/Money Market .....................     Class B 1.80%        $ 26.91                    73
EQ/Money Market .....................     Class B 1.90%        $ 26.20                     7
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  6.32                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  6.07                     8
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  5.93                   871
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  5.90                 2,019
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  2.36                 2,099
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  5.85                   441
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  5.82                 2,244
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  5.77                 3,353
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  5.74                 1,806
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  5.72                   656
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  5.69                 4,503
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  5.66                   657
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  5.61                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  5.56                    --
EQ/Mutual shares ....................     Class B 0.50%        $ 10.86                    --
EQ/Mutual shares ....................     Class B 0.95%        $ 10.80                     3
EQ/Mutual shares ....................     Class B 1.20%        $ 10.76                   999
EQ/Mutual shares ....................     Class B 1.25%        $ 10.75                 3,036
EQ/Mutual shares ....................     Class B 1.30%        $ 10.75                 5,018
EQ/Mutual shares ....................     Class B 1.35%        $ 10.74                   210
EQ/Mutual shares ....................     Class B 1.40%        $ 10.73                 1,652
EQ/Mutual shares ....................     Class B 1.50%        $ 10.72                 3,106
EQ/Mutual shares ....................     Class B 1.55%        $ 10.71                 3,519
EQ/Mutual shares ....................     Class B 1.60%        $ 10.70                   748
EQ/Mutual shares ....................     Class B 1.65%        $ 10.70                12,811
EQ/Mutual shares ....................     Class B 1.70%        $ 10.69                 1,727
EQ/Mutual shares ....................     Class B 1.80%        $ 10.67                     6
EQ/Mutual shares ....................     Class B 1.90%        $ 10.66                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.70                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.63                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.59                   315
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.58                   772
EQ/Oppenheimer Global ...............     Class B 1.30%        $ 11.58                 1,541
EQ/Oppenheimer Global ...............     Class B 1.35%        $ 11.57                   146
EQ/Oppenheimer Global ...............     Class B 1.40%        $ 11.56                   647
EQ/Oppenheimer Global ...............     Class B 1.50%        $ 11.54                   979
EQ/Oppenheimer Global ...............     Class B 1.55%        $ 11.54                 1,565

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.53                   230
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.52                 2,779
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.51                   674
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.50                    --
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.48                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 11.28                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 11.21                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 11.17                   142
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 11.16                   378
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 11.16                   487
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 11.15                    67
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 11.14                   153
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 11.13                   516
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 11.12                   683
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 11.11                    66
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 11.11                   743
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 11.10                   154
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 11.08                     6
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 10.88                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 10.81                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 10.78                   115
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 10.77                   469
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 10.76                   886
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 10.75                    51
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 10.75                   327
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 10.73                   681
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 10.73                 1,020
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 10.72                   123
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 10.71                 1,662
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 10.70                   277
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 10.69                     3
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 10.68                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $ 11.07                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $ 10.94                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $ 10.86                 1,641
EQ/PIMCO Real Return ...........................     Class B 1.25%        $ 10.85                 7,128
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  9.45                 3,197
EQ/PIMCO Real Return ...........................     Class B 1.35%        $ 10.82                   444
EQ/PIMCO Real Return ...........................     Class B 1.40%        $ 10.80                 2,804
EQ/PIMCO Real Return ...........................     Class B 1.50%        $ 10.78                 9,876
EQ/PIMCO Real Return ...........................     Class B 1.55%        $ 10.76                 3,625
EQ/PIMCO Real Return ...........................     Class B 1.60%        $ 10.75                 1,098
EQ/PIMCO Real Return ...........................     Class B 1.65%        $ 10.73                14,527
EQ/PIMCO Real Return ...........................     Class B 1.70%        $ 10.72                 1,235
EQ/PIMCO Real Return ...........................     Class B 1.80%        $ 10.69                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $ 10.66                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.88                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.75                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.68                   339
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.66                 1,111
EQ/Short Duration Bond .........................     Class B 1.30%        $ 10.26                   488
EQ/Short Duration Bond .........................     Class B 1.35%        $ 10.63                   189
EQ/Short Duration Bond .........................     Class B 1.40%        $ 10.62                   633
EQ/Short Duration Bond .........................     Class B 1.50%        $ 10.59                 1,196
EQ/Short Duration Bond .........................     Class B 1.55%        $ 10.57                   603

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/Short Duration Bond ................     Class B 1.60%        $ 10.56                   588
EQ/Short Duration Bond ................     Class B 1.65%        $ 10.55                 2,217
EQ/Short Duration Bond ................     Class B 1.70%        $ 10.53                   262
EQ/Short Duration Bond ................     Class B 1.80%        $ 10.50                     1
EQ/Short Duration Bond ................     Class B 1.90%        $ 10.48                     3
EQ/Small Company Index ................     Class B 0.50%        $ 18.09                    --
EQ/Small Company Index ................     Class B 0.95%        $ 17.28                    14
EQ/Small Company Index ................     Class B 1.20%        $ 16.85                 2,937
EQ/Small Company Index ................     Class B 1.25%        $ 14.46                 3,740
EQ/Small Company Index ................     Class B 1.30%        $ 14.39                 1,354
EQ/Small Company Index ................     Class B 1.35%        $ 16.60                 1,203
EQ/Small Company Index ................     Class B 1.40%        $ 16.51                 4,494
EQ/Small Company Index ................     Class B 1.50%        $ 14.31                 5,443
EQ/Small Company Index ................     Class B 1.55%        $ 16.27                 2,196
EQ/Small Company Index ................     Class B 1.60%        $ 16.18                 2,100
EQ/Small Company Index ................     Class B 1.65%        $ 14.21                 4,773
EQ/Small Company Index ................     Class B 1.70%        $ 16.02                   713
EQ/Small Company Index ................     Class B 1.80%        $ 15.86                    13
EQ/Small Company Index ................     Class B 1.90%        $ 15.70                     5
EQ/T. Rowe Price Growth Stock .........     Class B 0.50%        $ 20.63                    --
EQ/T. Rowe Price Growth Stock .........     Class B 0.95%        $ 18.89                     6
EQ/T. Rowe Price Growth Stock .........     Class B 1.20%        $ 17.99                 1,687
EQ/T. Rowe Price Growth Stock .........     Class B 1.25%        $ 17.81                 1,733
EQ/T. Rowe Price Growth Stock .........     Class B 1.30%        $  6.75                 1,437
EQ/T. Rowe Price Growth Stock .........     Class B 1.35%        $ 17.46                   415
EQ/T. Rowe Price Growth Stock .........     Class B 1.40%        $ 17.29                 2,373
EQ/T. Rowe Price Growth Stock .........     Class B 1.50%        $ 16.95                 2,969
EQ/T. Rowe Price Growth Stock .........     Class B 1.55%        $ 16.79                 2,146
EQ/T. Rowe Price Growth Stock .........     Class B 1.60%        $ 16.62                 1,641
EQ/T. Rowe Price Growth Stock .........     Class B 1.65%        $ 16.46                 3,120
EQ/T. Rowe Price Growth Stock .........     Class B 1.70%        $ 16.30                   401
EQ/T. Rowe Price Growth Stock .........     Class B 1.80%        $ 15.98                    12
EQ/T. Rowe Price Growth Stock .........     Class B 1.90%        $ 15.67                    11
EQ/Templeton Growth ...................     Class B 0.50%        $ 10.96                    --
EQ/Templeton Growth ...................     Class B 0.95%        $ 10.89                     1
EQ/Templeton Growth ...................     Class B 1.20%        $ 10.86                   775
EQ/Templeton Growth ...................     Class B 1.25%        $ 10.85                 2,332
EQ/Templeton Growth ...................     Class B 1.30%        $ 10.84                 4,461
EQ/Templeton Growth ...................     Class B 1.35%        $ 10.83                   228
EQ/Templeton Growth ...................     Class B 1.40%        $ 10.83                   963
EQ/Templeton Growth ...................     Class B 1.50%        $ 10.81                 2,461
EQ/Templeton Growth ...................     Class B 1.55%        $ 10.80                 2,998
EQ/Templeton Growth ...................     Class B 1.60%        $ 10.80                   572
EQ/Templeton Growth ...................     Class B 1.65%        $ 10.79                10,518
EQ/Templeton Growth ...................     Class B 1.70%        $ 10.78                   853
EQ/Templeton Growth ...................     Class B 1.80%        $ 10.77                     5
EQ/Templeton Growth ...................     Class B 1.90%        $ 10.75                    --
EQ/UBS Growth and Income ..............     Class B 0.50%        $  6.74                    --
EQ/UBS Growth and Income ..............     Class B 0.95%        $  6.47                     6
EQ/UBS Growth and Income ..............     Class B 1.20%        $  6.32                   498
EQ/UBS Growth and Income ..............     Class B 1.25%        $  6.30                 2,181
EQ/UBS Growth and Income ..............     Class B 1.30%        $  2.46                 2,349
EQ/UBS Growth and Income ..............     Class B 1.35%        $  6.24                   129
EQ/UBS Growth and Income ..............     Class B 1.40%        $  6.21                   629
EQ/UBS Growth and Income ..............     Class B 1.50%        $  6.15                 4,065
EQ/UBS Growth and Income ..............     Class B 1.55%        $  6.12                 1,796

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.10                   300
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.07                 3,079
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.04                    89
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.98                     1
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.93                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 11.73                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 11.59                     1
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.51                   559
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.50                 4,546
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.48                 2,074
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.47                   298
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.45                   891
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.42                 3,774
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.41                 1,990
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.39                   424
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.38                 9,921
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.36                   539
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.33                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.30                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 28.86                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 27.54                    32
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 26.83                 3,820
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 34.95                 6,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 34.76                 2,799
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 26.41                 2,238
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 26.27                 8,000
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 34.57                10,658
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 25.86                 5,992
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 25.72                 3,354
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 34.34                 8,306
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 25.45                 1,726
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 25.19                    19
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 24.92                     2
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 16.48                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 16.28                     4
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 16.17                   936
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 16.15                 2,890
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 16.12                 1,545
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 16.10                   336
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 16.08                 1,604
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 16.04                 3,601
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 16.02                 2,291
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 16.00                   507
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 15.97                 5,059
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 15.95                   782
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 15.91                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 15.87                    --
EQ/Van Kampen Real Estate .....................     Class B 1.20%        $  8.29                 1,897
EQ/Van Kampen Real Estate .....................     Class B 1.25%        $  8.29                10,172
EQ/Van Kampen Real Estate .....................     Class B 1.30%        $  8.29                 3,973
EQ/Van Kampen Real Estate .....................     Class B 1.40%        $  8.28                 3,859
EQ/Van Kampen Real Estate .....................     Class B 1.50%        $  8.28                15,751
EQ/Van Kampen Real Estate .....................     Class B 1.55%        $  8.28                 4,762
EQ/Van Kampen Real Estate .....................     Class B 1.60%        $  8.28                   720
EQ/Van Kampen Real Estate .....................     Class B 1.65%        $  8.27                11,901
EQ/Van Kampen Real Estate .....................     Class B 1.70%        $  8.27                 1,440

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
MarketPLUS International Core .........     Class B 0.50%        $ 17.78                    --
MarketPLUS International Core .........     Class B 0.95%        $ 17.10                    38
MarketPLUS International Core .........     Class B 1.20%        $ 16.73                 5,905
MarketPLUS International Core .........     Class B 1.25%        $ 19.45                 7,341
MarketPLUS International Core .........     Class B 1.30%        $ 19.36                 1,892
MarketPLUS International Core .........     Class B 1.35%        $ 16.51                 2,344
MarketPLUS International Core .........     Class B 1.40%        $ 16.43                 7,442
MarketPLUS International Core .........     Class B 1.50%        $ 19.24                 7,196
MarketPLUS International Core .........     Class B 1.55%        $ 16.22                 3,598
MarketPLUS International Core .........     Class B 1.60%        $ 16.15                 7,394
MarketPLUS International Core .........     Class B 1.65%        $ 19.11                12,092
MarketPLUS International Core .........     Class B 1.70%        $ 16.01                 2,289
MarketPLUS International Core .........     Class B 1.80%        $ 15.87                    29
MarketPLUS International Core .........     Class B 1.90%        $ 15.73                     6
MarketPLUS Large Cap Core .............     Class B 0.50%        $ 11.71                    --
MarketPLUS Large Cap Core .............     Class B 0.95%        $ 11.24                     4
MarketPLUS Large Cap Core .............     Class B 1.20%        $ 10.99                 2,815
MarketPLUS Large Cap Core .............     Class B 1.25%        $ 14.10                   965
MarketPLUS Large Cap Core .............     Class B 1.30%        $ 14.03                   162
MarketPLUS Large Cap Core .............     Class B 1.35%        $ 10.84                 2,567
MarketPLUS Large Cap Core .............     Class B 1.40%        $ 10.79                 3,371
MarketPLUS Large Cap Core .............     Class B 1.50%        $ 13.94                 1,258
MarketPLUS Large Cap Core .............     Class B 1.55%        $ 10.64                 3,557
MarketPLUS Large Cap Core .............     Class B 1.60%        $ 10.60                 5,022
MarketPLUS Large Cap Core .............     Class B 1.65%        $ 13.85                 1,364
MarketPLUS Large Cap Core .............     Class B 1.70%        $ 10.50                   458
MarketPLUS Large Cap Core .............     Class B 1.80%        $ 10.40                    39
MarketPLUS Large Cap Core .............     Class B 1.90%        $ 10.31                     3
MarketPLUS Large Cap Growth ...........     Class B 0.50%        $ 18.86                    --
MarketPLUS Large Cap Growth ...........     Class B 0.95%        $ 17.97                    21
MarketPLUS Large Cap Growth ...........     Class B 1.20%        $ 17.49                 1,461
MarketPLUS Large Cap Growth ...........     Class B 1.25%        $ 14.91                 1,842
MarketPLUS Large Cap Growth ...........     Class B 1.30%        $ 14.83                   747
MarketPLUS Large Cap Growth ...........     Class B 1.35%        $ 17.21                 4,084
MarketPLUS Large Cap Growth ...........     Class B 1.40%        $ 17.12                 2,206
MarketPLUS Large Cap Growth ...........     Class B 1.50%        $ 14.75                 3,292
MarketPLUS Large Cap Growth ...........     Class B 1.55%        $ 16.84                 2,698
MarketPLUS Large Cap Growth ...........     Class B 1.60%        $ 16.75                 2,691
MarketPLUS Large Cap Growth ...........     Class B 1.65%        $ 14.66                 2,960
MarketPLUS Large Cap Growth ...........     Class B 1.70%        $ 16.57                   492
MarketPLUS Large Cap Growth ...........     Class B 1.80%        $ 16.39                     8
MarketPLUS Large Cap Growth ...........     Class B 1.90%        $ 16.21                     1
MarketPLUS Mid Cap Value ..............     Class B 0.50%        $ 18.67                    --
MarketPLUS Mid Cap Value ..............     Class B 0.95%        $ 17.79                    14
MarketPLUS Mid Cap Value ..............     Class B 1.20%        $ 17.32                 6,623
MarketPLUS Mid Cap Value ..............     Class B 1.25%        $ 15.27                 6,788
MarketPLUS Mid Cap Value ..............     Class B 1.30%        $ 15.19                 1,507
MarketPLUS Mid Cap Value ..............     Class B 1.35%        $ 17.04                 1,031
MarketPLUS Mid Cap Value ..............     Class B 1.40%        $ 16.95                 9,165
MarketPLUS Mid Cap Value ..............     Class B 1.50%        $ 15.10                 9,736
MarketPLUS Mid Cap Value ..............     Class B 1.55%        $ 16.67                 3,624
MarketPLUS Mid Cap Value ..............     Class B 1.60%        $ 16.58                 4,320
MarketPLUS Mid Cap Value ..............     Class B 1.65%        $ 15.00                 6,668
MarketPLUS Mid Cap Value ..............     Class B 1.70%        $ 16.40                 1,069
MarketPLUS Mid Cap Value ..............     Class B 1.80%        $ 16.23                    36
MarketPLUS Mid Cap Value ..............     Class B 1.90%        $ 16.05                    14

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
Multimanager Aggressive Equity .........     Class B 0.50%        $ 79.11                    --
Multimanager Aggressive Equity .........     Class B 0.95%        $ 71.62                     1
Multimanager Aggressive Equity .........     Class B 1.20%        $ 67.76                   185
Multimanager Aggressive Equity .........     Class B 1.25%        $ 14.42                   861
Multimanager Aggressive Equity .........     Class B 1.30%        $ 14.25                   238
Multimanager Aggressive Equity .........     Class B 1.35%        $ 65.53                   364
Multimanager Aggressive Equity .........     Class B 1.40%        $ 64.81                   259
Multimanager Aggressive Equity .........     Class B 1.50%        $ 14.26                 1,381
Multimanager Aggressive Equity .........     Class B 1.55%        $ 62.68                   180
Multimanager Aggressive Equity .........     Class B 1.60%        $ 61.99                   233
Multimanager Aggressive Equity .........     Class B 1.65%        $ 14.17                 1,191
Multimanager Aggressive Equity .........     Class B 1.70%        $ 60.62                    56
Multimanager Aggressive Equity .........     Class B 1.80%        $ 59.28                     1
Multimanager Aggressive Equity .........     Class B 1.90%        $ 57.97                    --
Multimanager Core Bond .................     Class B 0.50%        $ 12.69                    --
Multimanager Core Bond .................     Class B 0.95%        $ 12.35                    --
Multimanager Core Bond .................     Class B 1.20%        $ 12.17                 9,376
Multimanager Core Bond .................     Class B 1.25%        $ 11.28                 5,597
Multimanager Core Bond .................     Class B 1.30%        $ 11.28                 1,109
Multimanager Core Bond .................     Class B 1.35%        $ 12.06                   622
Multimanager Core Bond .................     Class B 1.40%        $ 12.02                15,088
Multimanager Core Bond .................     Class B 1.50%        $ 11.16                 8,539
Multimanager Core Bond .................     Class B 1.55%        $ 11.91                 2,253
Multimanager Core Bond .................     Class B 1.60%        $ 11.87                 5,230
Multimanager Core Bond .................     Class B 1.65%        $ 11.08                 6,566
Multimanager Core Bond .................     Class B 1.70%        $ 11.80                 1,494
Multimanager Core Bond .................     Class B 1.80%        $ 11.73                    63
Multimanager Core Bond .................     Class B 1.90%        $ 11.66                    10
Multimanager Health Care ...............     Class B 0.50%        $ 13.68                    --
Multimanager Health Care ...............     Class B 0.95%        $ 13.31                     2
Multimanager Health Care ...............     Class B 1.20%        $ 13.11                 2,899
Multimanager Health Care ...............     Class B 1.25%        $ 13.85                 3,186
Multimanager Health Care ...............     Class B 1.30%        $ 13.81                   845
Multimanager Health Care ...............     Class B 1.35%        $ 12.99                   273
Multimanager Health Care ...............     Class B 1.40%        $ 12.95                 4,337
Multimanager Health Care ...............     Class B 1.50%        $ 13.70                 5,087
Multimanager Health Care ...............     Class B 1.55%        $ 12.83                 1,640
Multimanager Health Care ...............     Class B 1.60%        $ 12.79                 1,241
Multimanager Health Care ...............     Class B 1.65%        $ 13.61                 4,083
Multimanager Health Care ...............     Class B 1.70%        $ 12.72                   390
Multimanager Health Care ...............     Class B 1.80%        $ 12.64                     9
Multimanager Health Care ...............     Class B 1.90%        $ 12.56                     1
Multimanager High Yield ................     Class B 0.50%        $ 39.58                    --
Multimanager High Yield ................     Class B 0.95%        $ 35.98                     5
Multimanager High Yield ................     Class B 1.20%        $ 34.12                 3,358
Multimanager High Yield ................     Class B 1.25%        $ 12.80                 7,564
Multimanager High Yield ................     Class B 1.30%        $ 12.66                 1,768
Multimanager High Yield ................     Class B 1.35%        $ 33.05                 1,569
Multimanager High Yield ................     Class B 1.40%        $ 32.70                 5,056
Multimanager High Yield ................     Class B 1.50%        $ 12.66                12,794
Multimanager High Yield ................     Class B 1.55%        $ 31.67                 2,103
Multimanager High Yield ................     Class B 1.60%        $ 31.34                 2,743
Multimanager High Yield ................     Class B 1.65%        $ 12.58                 7,716
Multimanager High Yield ................     Class B 1.70%        $ 30.68                   526
Multimanager High Yield ................     Class B 1.80%        $ 30.03                    19
Multimanager High Yield ................     Class B 1.90%        $ 29.39                     4

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
Multimanager International Equity ..........     Class B 0.50%        $ 19.78                   --
Multimanager International Equity ..........     Class B 0.95%        $ 19.25                    3
Multimanager International Equity ..........     Class B 1.20%        $ 18.96                3,283
Multimanager International Equity ..........     Class B 1.25%        $ 20.51                4,242
Multimanager International Equity ..........     Class B 1.30%        $ 20.44                1,524
Multimanager International Equity ..........     Class B 1.35%        $ 18.79                  652
Multimanager International Equity ..........     Class B 1.40%        $ 18.73                5,534
Multimanager International Equity ..........     Class B 1.50%        $ 20.28                6,567
Multimanager International Equity ..........     Class B 1.55%        $ 18.56                2,753
Multimanager International Equity ..........     Class B 1.60%        $ 18.51                1,972
Multimanager International Equity ..........     Class B 1.65%        $ 20.15                7,136
Multimanager International Equity ..........     Class B 1.70%        $ 18.39                1,047
Multimanager International Equity ..........     Class B 1.80%        $ 18.28                   10
Multimanager International Equity ..........     Class B 1.90%        $ 18.17                    2
Multimanager Large Cap Core Equity .........     Class B 0.50%        $ 13.45                   --
Multimanager Large Cap Core Equity .........     Class B 0.95%        $ 13.09                   --
Multimanager Large Cap Core Equity .........     Class B 1.20%        $ 12.89                2,196
Multimanager Large Cap Core Equity .........     Class B 1.25%        $ 14.06                1,045
Multimanager Large Cap Core Equity .........     Class B 1.30%        $ 14.02                  349
Multimanager Large Cap Core Equity .........     Class B 1.35%        $ 12.77                  233
Multimanager Large Cap Core Equity .........     Class B 1.40%        $ 12.73                3,600
Multimanager Large Cap Core Equity .........     Class B 1.50%        $ 13.91                1,897
Multimanager Large Cap Core Equity .........     Class B 1.55%        $ 12.62                  750
Multimanager Large Cap Core Equity .........     Class B 1.60%        $ 12.58                1,291
Multimanager Large Cap Core Equity .........     Class B 1.65%        $ 13.82                1,624
Multimanager Large Cap Core Equity .........     Class B 1.70%        $ 12.50                  473
Multimanager Large Cap Core Equity .........     Class B 1.80%        $ 12.43                   13
Multimanager Large Cap Core Equity .........     Class B 1.90%        $ 12.35                   --
Multimanager Large Cap Growth ..............     Class B 0.50%        $ 11.13                   --
Multimanager Large Cap Growth ..............     Class B 0.95%        $ 10.84                   --
Multimanager Large Cap Growth ..............     Class B 1.20%        $ 10.67                3,987
Multimanager Large Cap Growth ..............     Class B 1.25%        $ 12.71                2,651
Multimanager Large Cap Growth ..............     Class B 1.30%        $ 12.67                  674
Multimanager Large Cap Growth ..............     Class B 1.35%        $ 10.58                  486
Multimanager Large Cap Growth ..............     Class B 1.40%        $ 10.54                7,322
Multimanager Large Cap Growth ..............     Class B 1.50%        $ 12.57                3,887
Multimanager Large Cap Growth ..............     Class B 1.55%        $ 10.45                1,621
Multimanager Large Cap Growth ..............     Class B 1.60%        $ 10.42                3,015
Multimanager Large Cap Growth ..............     Class B 1.65%        $ 12.49                3,875
Multimanager Large Cap Growth ..............     Class B 1.70%        $ 10.35                  881
Multimanager Large Cap Growth ..............     Class B 1.80%        $ 10.29                   49
Multimanager Large Cap Growth ..............     Class B 1.90%        $ 10.23                    6
Multimanager Large Cap Value ...............     Class B 0.50%        $ 15.45                   --
Multimanager Large Cap Value ...............     Class B 0.95%        $ 15.04                   22
Multimanager Large Cap Value ...............     Class B 1.20%        $ 14.81                4,869
Multimanager Large Cap Value ...............     Class B 1.25%        $ 15.97                4,381
Multimanager Large Cap Value ...............     Class B 1.30%        $ 15.92                1,212
Multimanager Large Cap Value ...............     Class B 1.35%        $ 14.68                  700
Multimanager Large Cap Value ...............     Class B 1.40%        $ 14.63                7,330
Multimanager Large Cap Value ...............     Class B 1.50%        $ 15.80                6,644
Multimanager Large Cap Value ...............     Class B 1.55%        $ 14.50                2,431
Multimanager Large Cap Value ...............     Class B 1.60%        $ 14.46                3,218
Multimanager Large Cap Value ...............     Class B 1.65%        $ 15.69                6,335
Multimanager Large Cap Value ...............     Class B 1.70%        $ 14.37                1,210
Multimanager Large Cap Value ...............     Class B 1.80%        $ 14.28                   45
Multimanager Large Cap Value ...............     Class B 1.90%        $ 14.19                    5

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
Multimanager Mid Cap Growth ...........     Class B 0.50%        $ 12.70                   --
Multimanager Mid Cap Growth ...........     Class B 0.95%        $ 12.36                    2
Multimanager Mid Cap Growth ...........     Class B 1.20%        $ 12.18                5,331
Multimanager Mid Cap Growth ...........     Class B 1.25%        $ 14.89                2,916
Multimanager Mid Cap Growth ...........     Class B 1.30%        $ 14.84                  725
Multimanager Mid Cap Growth ...........     Class B 1.35%        $ 12.07                  492
Multimanager Mid Cap Growth ...........     Class B 1.40%        $ 12.03                8,344
Multimanager Mid Cap Growth ...........     Class B 1.50%        $ 14.73                4,518
Multimanager Mid Cap Growth ...........     Class B 1.55%        $ 11.92                1,398
Multimanager Mid Cap Growth ...........     Class B 1.60%        $ 11.88                3,156
Multimanager Mid Cap Growth ...........     Class B 1.65%        $ 14.63                3,883
Multimanager Mid Cap Growth ...........     Class B 1.70%        $ 11.81                  934
Multimanager Mid Cap Growth ...........     Class B 1.80%        $ 11.74                   17
Multimanager Mid Cap Growth ...........     Class B 1.90%        $ 11.67                    5
Multimanager Mid Cap Value ............     Class B 0.50%        $ 14.47                   --
Multimanager Mid Cap Value ............     Class B 0.95%        $ 14.08                    3
Multimanager Mid Cap Value ............     Class B 1.20%        $ 13.87                4,059
Multimanager Mid Cap Value ............     Class B 1.25%        $ 14.86                2,709
Multimanager Mid Cap Value ............     Class B 1.30%        $ 14.81                  778
Multimanager Mid Cap Value ............     Class B 1.35%        $ 13.75                  587
Multimanager Mid Cap Value ............     Class B 1.40%        $ 13.70                6,493
Multimanager Mid Cap Value ............     Class B 1.50%        $ 14.70                4,244
Multimanager Mid Cap Value ............     Class B 1.55%        $ 13.58                1,394
Multimanager Mid Cap Value ............     Class B 1.60%        $ 13.54                2,710
Multimanager Mid Cap Value ............     Class B 1.65%        $ 14.60                4,025
Multimanager Mid Cap Value ............     Class B 1.70%        $ 13.46                  805
Multimanager Mid Cap Value ............     Class B 1.80%        $ 13.37                   16
Multimanager Mid Cap Value ............     Class B 1.90%        $ 13.29                    3
Multimanager Small Cap Growth .........     Class B 0.50%        $  9.72                   --
Multimanager Small Cap Growth .........     Class B 0.95%        $  9.33                    1
Multimanager Small Cap Growth .........     Class B 1.20%        $  9.12                  884
Multimanager Small Cap Growth .........     Class B 1.25%        $  9.08                4,708
Multimanager Small Cap Growth .........     Class B 1.30%        $  5.21                3,439
Multimanager Small Cap Growth .........     Class B 1.35%        $  8.99                  347
Multimanager Small Cap Growth .........     Class B 1.40%        $  8.95                1,926
Multimanager Small Cap Growth .........     Class B 1.50%        $  8.87                6,997
Multimanager Small Cap Growth .........     Class B 1.55%        $  8.83                2,924
Multimanager Small Cap Growth .........     Class B 1.60%        $  8.79                  436
Multimanager Small Cap Growth .........     Class B 1.65%        $  8.75                6,231
Multimanager Small Cap Growth .........     Class B 1.70%        $  8.71                  788
Multimanager Small Cap Growth .........     Class B 1.80%        $  8.63                   --
Multimanager Small Cap Growth .........     Class B 1.90%        $  8.55                   --
Multimanager Small Cap Value ..........     Class B 0.50%        $ 19.06                   --
Multimanager Small Cap Value ..........     Class B 0.95%        $ 18.21                   11
Multimanager Small Cap Value ..........     Class B 1.20%        $ 17.76                5,608
Multimanager Small Cap Value ..........     Class B 1.25%        $ 13.36                7,198
Multimanager Small Cap Value ..........     Class B 1.30%        $ 13.29                  704
Multimanager Small Cap Value ..........     Class B 1.35%        $ 17.49                2,770
Multimanager Small Cap Value ..........     Class B 1.40%        $ 17.40                7,409
Multimanager Small Cap Value ..........     Class B 1.50%        $ 13.21                9,631
Multimanager Small Cap Value ..........     Class B 1.55%        $ 17.14                2,209
Multimanager Small Cap Value ..........     Class B 1.60%        $ 17.05                3,968
Multimanager Small Cap Value ..........     Class B 1.65%        $ 13.12                7,224
Multimanager Small Cap Value ..........     Class B 1.70%        $ 16.88                  748
Multimanager Small Cap Value ..........     Class B 1.80%        $ 16.71                   60
Multimanager Small Cap Value ..........     Class B 1.90%        $ 16.54                    6

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
Multimanager Technology .........     Class B 0.50%        $ 13.01                   --
Multimanager Technology .........     Class B 0.95%        $ 12.66                   27
Multimanager Technology .........     Class B 1.20%        $ 12.47                2,575
Multimanager Technology .........     Class B 1.25%        $ 14.54                2,424
Multimanager Technology .........     Class B 1.30%        $ 14.50                  986
Multimanager Technology .........     Class B 1.35%        $ 12.36                  647
Multimanager Technology .........     Class B 1.40%        $ 12.32                5,764
Multimanager Technology .........     Class B 1.50%        $ 14.38                5,318
Multimanager Technology .........     Class B 1.55%        $ 12.21                3,629
Multimanager Technology .........     Class B 1.60%        $ 12.17                2,564
Multimanager Technology .........     Class B 1.65%        $ 14.29                3,743
Multimanager Technology .........     Class B 1.70%        $ 12.10                  597
Multimanager Technology .........     Class B 1.80%        $ 12.02                   16
Multimanager Technology .........     Class B 1.90%        $ 11.95                    1

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $   64,503,066     $ 18,067,154      $   32,786,212
 Expenses: .......................................
  Asset-based charges ............................      32,111,275        6,181,863          13,264,694
                                                    --------------     ------------      --------------
Net Investment Income (Loss) .....................      32,391,791       11,885,291          19,521,518
                                                    --------------     ------------      --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      41,986,288        7,411,757          12,734,268
  Realized gain distribution from The Trusts .....      89,982,484        7,818,336          20,114,100
                                                    --------------     ------------      --------------
 Net realized gain (loss) ........................     131,968,772       15,230,093          32,848,368
                                                    --------------     ------------      --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (97,771,692)      (8,667,059)        (18,980,507)
                                                    --------------     ------------      --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      34,197,080        6,563,034          13,867,861
                                                    --------------     ------------      --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   66,588,871     $ 18,448,325      $   33,389,379
                                                    ==============     ============      ==============



                                                     AXA Moderate     AXA Moderate-    EQ/AllianceBernstein
                                                      Allocation     Plus Allocation       Common Stock
                                                   ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $ 171,449,789    $   260,434,113       $ 12,655,660
 Expenses: .......................................
  Asset-based charges ............................     72,976,558        121,748,419         18,920,583
                                                    -------------    ---------------       ------------
Net Investment Income (Loss) .....................     98,473,231        138,685,694         (6,264,923)
                                                    -------------    ---------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     73,865,178         82,370,503         40,907,683
  Realized gain distribution from The Trusts .....     97,235,124        261,760,810                 --
                                                    -------------    ---------------       ------------
 Net realized gain (loss) ........................    171,100,302        344,131,313         40,907,683
                                                    -------------    ---------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (56,033,792)      (158,174,434)        (6,366,134)
                                                    -------------    ---------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    115,066,510        185,956,879         34,541,549
                                                    -------------    ---------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 213,539,741    $   324,642,573       $ 28,276,626
                                                    =============    ===============       ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/AllianceBernstein
                                                        Intermediate                             EQ/AllianceBernstein
                                                         Government       EQ/AllianceBernstein         Large Cap
                                                         Securities           International             Growth
                                                   --------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 12,658,221          $   15,847,576                    --
 Expenses: .......................................
  Asset-based charges ............................        4,229,090              16,320,387             5,772,220
                                                       ------------          --------------             ---------
Net Investment Income (Loss) .....................        8,429,131                (472,811)           (5,772,220)
                                                       ------------          --------------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (2,368,295)             52,120,819             3,398,259
  Realized gain distribution from The Trusts .....               --             110,381,305                    --
                                                       ------------          --------------            ----------
 Net realized gain (loss) ........................       (2,368,295)            162,502,124             3,398,259
                                                       ------------          --------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,261,262             (65,164,226)           47,055,787
                                                       ------------          --------------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        6,892,967              97,337,898            50,454,046
                                                       ------------          --------------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 15,322,098          $   96,865,087          $ 44,681,826
                                                       ============          ==============          ============



                                                                            EQ/AllianceBernstein
                                                     EQ/AllianceBernstein        Small Cap         EQ/AllianceBernstein
                                                         Quality Bond              Growth                 Value
                                                    ---------------------- ---------------------  ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................       $ 18,974,059                     --         $   34,076,751
 Expenses: .......................................
  Asset-based charges ............................          5,565,789              7,333,508             30,886,061
                                                         ------------              ---------         --------------
Net Investment Income (Loss) .....................         13,408,270             (7,333,508)             3,190,690
                                                         ------------             ----------         --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (1,983,580)            32,748,923            129,080,932
  Realized gain distribution from The Trusts .....                 --             76,421,102            166,095,497
                                                         ------------             ----------         --------------
 Net realized gain (loss) ........................         (1,983,580)           109,170,025            295,176,429
                                                         ------------            -----------         --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................            122,499            (34,042,658)          (444,902,189)
                                                         ------------            -----------         --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (1,861,081)            75,127,367           (149,725,760)
                                                         ------------            -----------         --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $ 11,547,189         $   67,793,859         $ (146,535,070)
                                                         ============         ==============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                      EQ/AXA Rosenberg     EQ/BlackRock
                                                        EQ/Ariel      Value Long/Short     Basic Value
                                                    Appreciation II        Equity             Equity
                                                   ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $    228,054        $2,667,427      $     9,423,034
 Expenses: .......................................
  Asset-based charges ............................        682,390         2,110,349           12,643,029
                                                     ------------        ----------      ---------------
Net Investment Income (Loss) .....................       (454,336)          557,078           (3,219,995)
                                                     ------------        ----------      ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,333,683          (636,517)          44,224,633
  Realized gain distribution from The Trusts .....        432,451                --           65,270,623
                                                     ------------        ----------      ---------------
 Net realized gain (loss) ........................      1,766,134          (636,517)         109,495,256
                                                     ------------        ----------      ---------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,076,114)        2,056,359         (108,651,865)
                                                     ------------        ----------      ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (2,309,980)        1,419,842              843,391
                                                     ------------        ----------      ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ (2,764,316)       $1,976,920      $    (2,376,604)
                                                     ============        ==========      ===============



                                                                                                EQ/Calvert
                                                        EQ/BlackRock      EQ/Boston Advisors     Socially
                                                    International Value      Equity Income      Responsible
                                                   --------------------- -------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $    21,215,612       $    3,759,042      $  133,970
 Expenses: .......................................
  Asset-based charges ............................         16,803,010            3,045,311         868,410
                                                      ---------------       --------------      ----------
Net Investment Income (Loss) .....................          4,412,602              713,731        (734,440)
                                                      ---------------       --------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         81,483,245            7,525,465       3,078,362
  Realized gain distribution from The Trusts .....        114,122,964           13,707,718       2,789,472
                                                      ---------------       --------------      ----------
 Net realized gain (loss) ........................        195,606,209           21,233,183       5,867,834
                                                      ---------------       --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (106,862,733)         (17,465,104)        563,148
                                                      ---------------       --------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         88,743,476            3,768,079       6,430,982
                                                      ---------------       --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $    93,156,078       $    4,481,810      $5,696,542
                                                      ===============       ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Capital       EQ/Capital
                                                       Guardian         Guardian      EQ/Caywood-Scholl
                                                        Growth          Research       High Yield Bond
                                                   --------------- ----------------- -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --    $   15,029,937      $   9,530,404
 Expenses: .......................................
  Asset-based charges ............................     6,227,880        17,108,684          1,966,540
                                                       ---------    --------------      -------------
Net Investment Income (Loss) .....................    (6,227,880)       (2,078,747)         7,563,864
                                                      ----------    --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     9,479,341        77,037,792            280,475
  Realized gain distribution from The Trusts .....            --        16,198,342                 --
                                                      ----------    --------------      -------------
 Net realized gain (loss) ........................     9,479,341        93,236,134            280,475
                                                      ----------    --------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    10,004,790      (150,182,401)        (6,865,010)
                                                      ----------    --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    19,484,131       (56,946,267)        (6,584,535)
                                                      ----------    --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 13,256,251    $  (59,025,014)     $     979,329
                                                    ============    ==============      =============



                                                        EQ/Davis                      EQ/Evergreen
                                                        New York        EQ/Equity     International
                                                        Venture         500 Index         Bond
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,140,384   $   21,554,267    $4,282,007
 Expenses: .......................................
  Asset-based charges ............................       2,741,783       23,985,056     1,805,514
                                                     -------------   --------------    ----------
Net Investment Income (Loss) .....................      (1,601,399)      (2,430,789)    2,476,493
                                                     -------------   --------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,311,118       70,863,748     1,543,876
  Realized gain distribution from The Trusts .....         797,643       44,550,154        76,004
                                                     -------------   --------------    ----------
 Net realized gain (loss) ........................       3,108,761      115,413,902     1,619,880
                                                     -------------   --------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,538,345)     (55,926,961)    5,870,675
                                                     -------------   --------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,570,416       59,486,941     7,490,555
                                                     -------------   --------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $     (30,983)  $   57,056,152    $9,967,048
                                                     =============   ==============    ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                    EQ/Evergreen                      EQ/Franklin
                                                        Omega       EQ/FI Mid Cap       Income
                                                   -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................            --               --   $  17,976,514
 Expenses: .......................................
  Asset-based charges ............................     2,229,322       15,351,363       6,483,198
                                                       ---------       ----------   -------------
Net Investment Income (Loss) .....................    (2,229,322)     (15,351,363)     11,493,316
                                                      ----------      -----------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,518,642       37,217,775       4,084,704
  Realized gain distribution from The Trusts .....     9,013,171      140,137,340       1,429,092
                                                      ----------      -----------   -------------
 Net realized gain (loss) ........................    14,531,813      177,355,115       5,513,796
                                                      ----------      -----------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (317,278)     (99,558,417)    (27,348,192)
                                                      ----------      -----------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    14,214,535       77,796,698     (21,834,396)
                                                      ----------      -----------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 11,985,213   $   62,445,335   $ (10,341,080)
                                                    ============   ==============   =============



                                                     EQ/Franklin         EQ/Franklin           EQ/GAMCO
                                                      Small Cap           Templeton          Mergers and
                                                        Value       Founding Strategy (a)    Acquisitions
                                                   --------------- ----------------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    248,069        $  10,744,892       $     916,359
 Expenses: .......................................
  Asset-based charges ............................       741,845            3,604,052           1,750,980
                                                    ------------        -------------       -------------
Net Investment Income (Loss) .....................      (493,776)           7,140,840            (834,621)
                                                    ------------        -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       691,811           (1,033,614)          1,849,938
  Realized gain distribution from The Trusts .....       199,877               39,157           5,606,910
                                                    ------------        -------------       -------------
 Net realized gain (loss) ........................       891,688             (994,457)          7,456,848
                                                    ------------        -------------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)         (26,905,825)         (5,768,786)
                                                    ------------        -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (7,816,167)         (27,900,282)          1,688,062
                                                    ------------        -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ (8,309,943)       $ (20,759,442)      $     853,441
                                                    ============        =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/GAMCO
                                                    Small Company                          EQ/International
                                                        Value       EQ/International ETF        Growth
                                                   --------------- ---------------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  2,007,123          $ 60,919           $  1,100,137
 Expenses: .......................................
  Asset-based charges ............................     5,724,110                --              2,287,484
                                                    ------------          --------           ------------
Net Investment Income (Loss) .....................    (3,716,987)           60,919             (1,187,347)
                                                    ------------          --------           ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,044,030                --             10,050,515
  Realized gain distribution from The Trusts .....    16,600,122            20,344              7,983,313
                                                    ------------          --------           ------------
 Net realized gain (loss) ........................    28,644,152            20,344             18,033,828
                                                    ------------          --------           ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,392,804)          279,135                326,276
                                                    ------------          --------           ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    22,251,348           299,479             18,360,104
                                                    ------------          --------           ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 18,534,361          $360,398           $ 17,172,757
                                                    ============          ========           ============



                                                       EQ/JPMorgan        EQ/JPMorgan        EQ/Legg Mason
                                                        Core Bond     Value Opportunities    Value Equity
                                                    ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   55,835,063     $    6,388,672                 --
 Expenses: .......................................
  Asset-based charges ............................       18,842,978          6,983,154          2,845,557
                                                     --------------     --------------          ---------
Net Investment Income (Loss) .....................       36,992,085           (594,482)        (2,845,557)
                                                     --------------     --------------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (1,384,245)        27,290,473          2,951,128
  Realized gain distribution from The Trusts .....               --         66,714,169          4,009,049
                                                     --------------     --------------         ----------
 Net realized gain (loss) ........................       (1,384,245)        94,004,642          6,960,177
                                                     --------------     --------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)      (103,900,210)       (18,747,929)
                                                     --------------     --------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (16,721,609)        (9,895,568)       (11,787,752)
                                                     --------------     --------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   20,270,476     $  (10,490,050)     $ (14,633,309)
                                                     ==============     ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Long       EQ/Lord Abbett    EQ/Lord Abbett
                                                     Term Bond    Growth and Income   Large Cap Core
                                                   ------------- ------------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $4,326,512      $   1,695,555       $  523,779
 Expenses: .......................................
  Asset-based charges ............................   1,393,501          2,196,869          927,179
                                                    ----------      -------------       ----------
Net Investment Income (Loss) .....................   2,933,011           (501,314)        (403,400)
                                                    ----------      -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (530,683)         6,375,909        2,770,779
  Realized gain distribution from The Trusts .....          --          5,776,016        2,725,448
                                                    ----------      -------------       ----------
 Net realized gain (loss) ........................    (530,683)        12,151,925        5,496,227
                                                    ----------      -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................   3,827,867         (8,920,319)         212,541
                                                    ----------      -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,297,184          3,231,606        5,708,768
                                                    ----------      -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $6,230,195      $   2,730,292       $5,305,368
                                                    ==========      =============       ==========



                                                     EQ/Lord Abbett     EQ/Marsico       EQ/Money
                                                      Mid Cap Value        Focus          Market
                                                    ---------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   1,551,253    $   3,163,661    $34,108,163
 Expenses: .......................................
  Asset-based charges ............................       4,223,455       25,939,848     10,861,612
                                                     -------------    -------------    -----------
Net Investment Income (Loss) .....................      (2,672,202)     (22,776,187)    23,246,551
                                                     -------------    -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,474,763       86,468,726       (211,185)
  Realized gain distribution from The Trusts .....      20,082,684      150,330,788             --
                                                     -------------    -------------    -----------
 Net realized gain (loss) ........................      31,557,447      236,799,514       (211,185)
                                                     -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (37,151,529)      (7,038,803)       222,973
                                                     -------------    -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (5,594,082)     229,760,711         11,788
                                                     -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $  (8,266,284)   $ 206,984,524    $23,258,339
                                                     =============    =============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Montag &       EQ/Mutual     EQ/Oppenheimer
                                                    Caldwell Growth       Shares          Global
                                                   ----------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  167,853                --    $     278,692
 Expenses: .......................................
  Asset-based charges ............................       677,853         4,133,571          949,050
                                                      ----------         ---------    -------------
Net Investment Income (Loss) .....................      (510,000)       (4,133,571)        (670,358)
                                                      ----------        ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,724,061         3,831,522        1,011,257
  Realized gain distribution from The Trusts .....            --            34,202        1,108,907
                                                      ----------        ----------    -------------
 Net realized gain (loss) ........................     1,724,061         3,865,724        2,120,164
                                                      ----------        ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     5,944,169        (9,039,783)      (1,198,545)
                                                      ----------        ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     7,668,230        (5,174,059)         921,619
                                                      ----------        ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,158,230      $ (9,307,630)   $     251,261
                                                      ==========      ============    =============



                                                     EQ/Oppenheimer  EQ/Oppenheimer
                                                      Main Street      Main Street      EQ/PIMCO
                                                      Opportunity       Small Cap      Real Return
                                                    --------------- ---------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     217,787              --    $11,413,496
 Expenses: .......................................
  Asset-based charges ............................         381,665         601,043      5,565,649
                                                     -------------         -------    -----------
Net Investment Income (Loss) .....................        (163,878)       (601,043)     5,847,847
                                                     -------------        --------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         659,503          32,735       (252,810)
  Realized gain distribution from The Trusts .....       2,129,106       1,079,274      4,082,134
                                                     -------------       ---------    -----------
 Net realized gain (loss) ........................       2,788,609       1,112,009      3,829,324
                                                     -------------       ---------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (2,875,869)     (5,108,656)    28,562,465
                                                     -------------      ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (87,260)     (3,996,647)    32,391,789
                                                     -------------      ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $    (251,138)   $ (4,597,690)   $38,239,636
                                                     =============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       EQ/Short         EQ/Small      EQ/T. Rowe Price
                                                    Duration Bond    Company Index      Growth Stock
                                                   --------------- ----------------- ------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $3,207,549      $   6,352,236     $     214,518
 Expenses: .......................................
  Asset-based charges ............................    1,058,667          7,137,758         2,491,575
                                                     ----------      -------------     -------------
Net Investment Income (Loss) .....................    2,148,882           (785,522)       (2,277,057)
                                                     ----------      -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      954,551         24,561,109         8,595,543
  Realized gain distribution from The Trusts .....           --         33,217,293        15,890,901
                                                     ----------      -------------     -------------
 Net realized gain (loss) ........................      954,551         57,778,402        24,486,444
                                                     ----------      -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (412,042)       (71,918,814)      (25,648,683)
                                                     ----------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      542,509        (14,140,412)       (1,162,239)
                                                     ----------      -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,691,391      $ (14,925,934)    $  (3,439,296)
                                                     ==========      =============     =============



                                                                          EQ/UBS
                                                      EQ/Templeton      Growth and     EQ/Van Kampen
                                                         Growth           Income         Comstock
                                                    ---------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  1,382,955    $     701,082   $   4,846,733
 Expenses: .......................................
  Asset-based charges ............................       3,294,898        1,222,703       4,423,276
                                                      ------------    -------------   -------------
Net Investment Income (Loss) .....................      (1,911,943)        (521,621)        423,457
                                                      ------------    -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,749,773        4,179,584       8,382,786
  Realized gain distribution from The Trusts .....         786,325               --      10,265,981
                                                      ------------    -------------   -------------
 Net realized gain (loss) ........................       3,536,098        4,179,584      18,648,767
                                                      ------------    -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (7,014,476)      (4,590,749)    (32,146,462)
                                                      ------------    -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      (3,478,378)        (411,165)    (13,497,695)
                                                      ------------    -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (5,390,321)   $    (932,786)  $ (13,074,238)
                                                      ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    Emerging Markets      Mid Cap       EQ/Van Kampen
                                                         Equity            Growth      Real Estate (b)
                                                   ------------------ --------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................              --     $    650,941     $   3,859,857
 Expenses: .......................................
  Asset-based charges ............................      19,088,257        2,875,125         2,788,607
                                                        ----------     ------------     -------------
Net Investment Income (Loss) .....................     (19,088,257)      (2,224,184)        1,071,250
                                                       -----------     ------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     165,552,536        7,003,551         4,701,286
  Realized gain distribution from The Trusts .....     281,111,940       14,153,794         2,861,073
                                                       -----------     ------------     -------------
 Net realized gain (loss) ........................     446,664,476       21,157,345         7,562,359
                                                       -----------     ------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       7,510,616       11,739,869       (53,491,083)
                                                       -----------     ------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     454,175,092       32,897,214       (45,928,724)
                                                       -----------     ------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 435,086,835     $ 30,673,030     $ (44,857,474)
                                                     =============     ============     =============



                                                        MarketPLUS       MarketPLUS       MarketPLUS
                                                      International       Large Cap       Large Cap
                                                           Core             Core            Growth
                                                    ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $     3,985,685   $    3,113,308   $  1,201,379
 Expenses: .......................................
  Asset-based charges ............................        15,084,766        4,048,139      4,317,016
                                                     ---------------   --------------   ------------
Net Investment Income (Loss) .....................       (11,099,081)        (934,831)    (3,115,637)
                                                     ---------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        84,435,792       15,656,764     14,111,167
  Realized gain distribution from The Trusts .....       197,113,004       51,790,896             --
                                                     ---------------   --------------   ------------
 Net realized gain (loss) ........................       281,548,796       67,447,660     14,111,167
                                                     ---------------   --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (143,168,641)     (59,398,695)    25,048,213
                                                     ---------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       138,380,155        8,048,965     39,159,380
                                                     ---------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   127,281,074   $    7,114,134   $ 36,043,743
                                                     ===============   ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                       MarketPLUS        Multimanager     Multimanager
                                                     Mid Cap Value    Aggressive Equity     Core Bond
                                                   ----------------- ------------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    9,165,802                --      $ 26,843,077
 Expenses: .......................................
  Asset-based charges ............................      13,776,092         1,993,654         9,480,201
                                                    --------------         ---------      ------------
Net Investment Income (Loss) .....................      (4,610,290)       (1,993,654)       17,362,876
                                                    --------------        ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      49,681,224         7,992,369        (4,088,282)
  Realized gain distribution from The Trusts .....     210,858,301                --                --
                                                    --------------        ----------      ------------
 Net realized gain (loss) ........................     260,539,525         7,992,369        (4,088,282)
                                                    --------------        ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (277,118,388)        5,935,319        17,212,374
                                                    --------------        ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (16,578,863)       13,927,688        13,124,092
                                                    --------------        ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (21,189,153)     $ 11,934,034      $ 30,486,968
                                                    ==============      ============      ============



                                                                                      Multimanager
                                                     Multimanager    Multimanager     International
                                                      Health Care     High Yield         Equity
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --   $   67,072,121   $    4,614,145
 Expenses: .......................................
  Asset-based charges ............................      4,476,018       13,657,294        9,323,253
                                                        ---------   --------------   --------------
Net Investment Income (Loss) .....................     (4,476,018)      53,414,827       (4,709,108)
                                                       ----------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,994,755           42,690       43,908,355
  Realized gain distribution from The Trusts .....     24,375,376               --       37,943,558
                                                       ----------   --------------   --------------
 Net realized gain (loss) ........................     32,370,131           42,690       81,851,913
                                                       ----------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)     (38,526,322)     (13,590,584)
                                                       ----------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     25,781,825      (38,483,632)      68,261,329
                                                       ----------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 21,305,807   $   14,931,195   $   63,552,221
                                                     ============   ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager     Multimanager     Multimanager
                                                       Large Cap        Large Cap        Large Cap
                                                      Core Equity        Growth            Value
                                                   ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $      725,253               --   $    6,431,744
 Expenses: .......................................
  Asset-based charges ............................       2,586,412        4,535,388        8,751,427
                                                    --------------        ---------   --------------
Net Investment Income (Loss) .....................      (1,861,159)      (4,535,388)      (2,319,683)
                                                    --------------       ----------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      11,702,229       15,276,279       36,815,828
  Realized gain distribution from The Trusts .....      11,780,982       36,577,333       59,248,942
                                                    --------------       ----------   --------------
 Net realized gain (loss) ........................      23,483,211       51,853,612       96,064,770
                                                    --------------       ----------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (15,770,813)     (19,182,119)     (81,818,072)
                                                    --------------      -----------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       7,712,398       32,671,493       14,246,698
                                                    --------------      -----------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    5,851,239   $   28,136,105   $   11,927,015
                                                    ==============   ==============   ==============



                                                     Multimanager    Multimanager     Multimanager
                                                        Mid Cap         Mid Cap         Small Cap
                                                        Growth           Value           Growth
                                                    -------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................             --              --               --
 Expenses: .......................................
  Asset-based charges ............................      6,127,383       6,474,610        3,089,072
                                                        ---------       ---------        ---------
Net Investment Income (Loss) .....................     (6,127,383)     (6,474,610)      (3,089,072)
                                                       ----------      ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     15,251,843       4,776,841        6,357,885
  Realized gain distribution from The Trusts .....     41,220,353      34,840,906       22,950,758
                                                       ----------      ----------       ----------
 Net realized gain (loss) ........................     56,472,196      39,617,747       29,308,643
                                                       ----------      ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)    (36,433,587)     (33,439,325)
                                                       ----------     -----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     47,237,348       3,184,160       (4,130,682)
                                                       ----------     -----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 41,109,965   $  (3,290,450)   $  (7,219,754)
                                                     ============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                     Multimanager
                                                       Small Cap     Multimanager   Target 2015
                                                         Value        Technology     Allocation
                                                   ---------------- -------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    2,593,794             --     $34,195
 Expenses: .......................................
  Asset-based charges ............................      13,026,769      4,478,117          --
                                                    --------------      ---------     -------
Net Investment Income (Loss) .....................     (10,432,975)    (4,478,117)     34,195
                                                    --------------     ----------     -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      24,492,254     25,150,618          --
  Realized gain distribution from The Trusts .....      66,935,319             --      13,099
                                                    --------------     ----------     -------
 Net realized gain (loss) ........................      91,427,573     25,150,618      13,099
                                                    --------------     ----------     -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)    20,946,945      32,310
                                                    --------------     ----------     -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (82,705,895)    46,097,563      45,409
                                                    --------------     ----------     -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (93,138,870)  $ 41,619,446     $79,604
                                                    ==============   ============     =======



                                                     Target 2025   Target 2035   Target 2045
                                                      Allocation    Allocation   Allocation
                                                    ------------- ------------- ------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $28,857       $25,690      $21,696
 Expenses: .......................................
  Asset-based charges ............................          --            --          --
                                                       -------       -------      --------
Net Investment Income (Loss) .....................      28,857        25,690      21,696
                                                       -------       -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --            --            (5)
  Realized gain distribution from The Trusts .....      14,417        11,466      35,060
                                                       -------       -------      --------
 Net realized gain (loss) ........................      14,417        11,466      35,055
                                                       -------       -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288        45,236      30,737
                                                       -------       -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      52,705        56,702      65,792
                                                       -------       -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $81,562       $82,392      $87,488
                                                       =======       =======      ========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   32,391,791     $   15,673,992
 Net realized gain (loss) on investments .........      131,968,772         33,838,499
 Change in unrealized appreciation
  (depreciation) of investments ..................      (97,771,692)       103,372,599
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       66,588,871        152,885,090
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,176,124,863        608,623,674
  Transfers between funds including
   guaranteed interest account, net ..............      165,605,218        174,693,853
  Transfers for contract benefits and
   terminations ..................................      (77,561,900)       (29,499,702)
  Contract maintenance charges ...................      (16,030,668)        (6,464,845)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,248,137,513        747,352,980
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (625,147)         1,191,669
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,314,101,237        901,429,739
Net Assets -- Beginning of Period ................    1,473,858,371        572,428,632
                                                     --------------     --------------
Net Assets -- End of Period ......................   $2,787,959,608     $1,473,858,371
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           97,725             74,287
 Units Redeemed ..................................          (11,807)           (17,379)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           85,918             56,908
                                                     ==============     ==============



                                                           AXA Conservative                 AXA Conservative-Plus
                                                              Allocation                         Allocation
                                                   --------------------------------- -----------------------------------
                                                         2007             2006              2007              2006
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,885,291    $   7,013,238     $   19,521,518    $  12,884,777
 Net realized gain (loss) on investments .........     15,230,093        4,141,211         32,848,368       15,112,486
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,667,059)       3,023,438        (18,980,507)      17,217,599
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,448,325       14,177,887         33,389,379       45,214,862
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    112,696,853       85,365,545        220,384,033      225,583,089
  Transfers between funds including
   guaranteed interest account, net ..............    122,797,914       34,906,229         96,909,579       61,848,515
  Transfers for contract benefits and
   terminations ..................................    (42,430,719)     (22,098,686)       (59,646,899)     (35,483,542)
  Contract maintenance charges ...................     (3,514,814)      (1,902,538)        (7,051,116)      (4,303,346)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,549,234       96,270,550        250,595,597      247,644,716
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (124,990)             2,367          (64,888)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    207,997,559      110,323,447        283,987,343      292,794,690
Net Assets -- Beginning of Period ................    304,692,736      194,369,289        744,176,668      451,381,978
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 512,690,295    $ 304,692,736     $1,028,164,011    $ 744,176,668
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         40,052           31,705             38,552           39,936
 Units Redeemed ..................................        (23,386)         (22,724)           (17,792)         (18,106)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................         16,666            8,981             20,760           21,830
                                                    =============    =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   98,473,231     $   55,115,638
 Net realized gain (loss) on investments .........      171,100,302         83,626,597
 Change in unrealized appreciation
  (depreciation) of investments ..................      (56,033,792)       173,314,324
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      213,539,741        312,056,559
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    1,252,051,668      1,115,491,895
  Transfers between funds including
   guaranteed interest account, net ..............      248,986,023        119,137,309
  Transfers for contract benefits and
   terminations ..................................     (304,823,603)      (195,212,280)
  Contract maintenance charges ...................      (39,920,371)       (27,119,948)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,156,293,717      1,012,296,976
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (26,419)           343,300
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................    1,369,807,039      1,324,696,835
Net Assets -- Beginning of Period ................    4,211,323,304      2,886,626,469
                                                     --------------     --------------
Net Assets -- End of Period ......................   $5,581,130,343     $4,211,323,304
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           87,744            127,090
 Units Redeemed ..................................          (15,901)           (48,144)
                                                     --------------     --------------
 Net Increase (Decrease) .........................           71,843             78,946
                                                     ==============     ==============



                                                             AXA Moderate-Plus                   EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                   ------------------------------------- -------------------------------------
                                                          2007               2006               2007               2006
                                                   ------------------ ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  138,685,694     $   73,450,978     $   (6,264,923)    $   (3,032,183)
 Net realized gain (loss) on investments .........      344,131,313         90,450,608         40,907,683         10,309,154
 Change in unrealized appreciation
  (depreciation) of investments ..................     (158,174,434)       393,209,957         (6,366,134)       107,617,750
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      324,642,573        557,111,543         28,276,626        114,894,721
                                                     --------------     --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    3,022,793,996      2,273,099,179         89,129,139        162,710,194
  Transfers between funds including
   guaranteed interest account, net ..............      752,517,446        741,014,922       (120,783,852)       (84,774,892)
  Transfers for contract benefits and
   terminations ..................................     (357,527,075)      (172,801,979)      (120,975,473)      (106,968,678)
  Contract maintenance charges ...................      (65,315,919)       (30,895,947)        (9,583,822)        (8,594,664)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    3,352,468,448      2,810,416,175       (162,214,008)       (37,628,040)
                                                     --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           84,703            256,404             61,494            167,650
                                                     --------------     --------------     --------------     --------------
Increase (Decrease) in Net Assets ................    3,677,195,724      3,367,784,122       (133,875,888)        77,434,331
Net Assets -- Beginning of Period ................    6,187,024,914      2,819,240,792      1,355,475,853      1,278,041,522
                                                     --------------     --------------     --------------     --------------
Net Assets -- End of Period ......................   $9,864,220,638     $6,187,024,914     $1,221,599,965     $1,355,475,853
                                                     ==============     ==============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          261,996            274,844              4,066             16,609
 Units Redeemed ..................................          (23,400)           (55,452)            (6,632)            (9,152)
                                                     --------------     --------------     --------------     --------------
 Net Increase (Decrease) .........................          238,596            219,392             (2,566)             7,457
                                                     ==============     ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein
                                                             Intermediate
                                                         Government Securities
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,429,131    $   7,524,977
 Net realized gain (loss) on investments .........     (2,368,295)      (3,558,482)
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,261,262          884,376
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,322,098        4,850,871
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     12,541,487       15,151,146
  Transfers between funds including
   guaranteed interest account, net ..............      7,893,862      (16,607,146)
  Transfers for contract benefits and
   terminations ..................................    (32,594,693)     (26,774,078)
  Contract maintenance charges ...................     (2,080,528)      (1,983,637)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,239,872)     (30,213,715)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,133)        (120,247)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      1,080,093      (25,483,091)
Net Assets -- Beginning of Period ................    295,939,227      321,422,318
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 297,019,320    $ 295,939,227
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,930            4,917
 Units Redeemed ..................................         (6,292)          (6,164)
                                                    -------------    -------------
 Net Increase (Decrease) .........................           (362)          (1,247)
                                                    =============    =============



                                                          EQ/AllianceBernstein               EQ/AllianceBernstein
                                                              International                    Large Cap Growth
                                                   ----------------------------------- ---------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $     (472,811)   $     667,230    $  (5,772,220)   $  (5,857,056)
 Net realized gain (loss) on investments .........      162,502,124      102,570,000        3,398,259       (8,167,636)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (65,164,226)      45,112,493       47,055,787        3,033,875
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       96,865,087      148,349,723       44,681,826      (10,990,817)
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      236,797,792      189,877,876       37,810,987       47,651,792
  Transfers between funds including
   guaranteed interest account, net ..............      110,751,037       39,762,739       (9,593,154)     (25,494,301)
  Transfers for contract benefits and
   terminations ..................................      (70,452,562)     (39,559,483)     (43,777,926)     (34,134,876)
  Contract maintenance charges ...................       (8,549,775)      (5,256,013)      (2,371,345)      (2,091,502)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      268,546,492      184,825,119      (17,931,438)     (14,068,887)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,737)         102,128          (11,979)      (1,652,559)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      365,406,842      333,276,970       26,738,409      (26,712,263)
Net Assets -- Beginning of Period ................      919,513,419      586,236,449      384,427,151      411,139,414
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,284,920,261    $ 919,513,419    $ 411,165,560    $ 384,427,151
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,571           27,907            6,563           13,093
 Units Redeemed ..................................           (6,784)         (16,462)         (10,357)         (17,643)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           13,787           11,445           (3,794)          (4,550)
                                                     ==============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                             Quality Bond                    Small Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,408,270    $   9,253,657    $  (7,333,508)   $  (6,882,050)
 Net realized gain (loss) on investments .........     (1,983,580)      (1,461,815)     109,170,025       64,871,079
 Change in unrealized appreciation
  (depreciation) of investments ..................        122,499          531,264      (34,042,658)     (26,666,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,547,189        8,323,106       67,793,859       31,322,596
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,166,371       43,249,851       46,636,441       69,761,811
  Transfers between funds including
   guaranteed interest account, net ..............      9,052,896       (2,700,012)     (17,044,208)     (26,744,968)
  Transfers for contract benefits and
   terminations ..................................    (35,131,052)     (24,392,098)     (46,468,053)     (35,359,613)
  Contract maintenance charges ...................     (3,103,980)      (2,729,147)      (3,644,114)      (3,000,798)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,984,235       13,428,594      (20,519,934)       4,656,432
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        135,459           (8,412)          (2,649)         (73,203)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,666,883       21,743,288       47,271,276       35,905,825
Net Assets -- Beginning of Period ................    371,462,789      349,719,501      479,869,596      443,963,771
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 393,129,672    $ 371,462,789    $ 527,140,872    $ 479,869,596
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,550            9,965            5,921           10,124
 Units Redeemed ..................................         (6,206)          (8,006)          (6,710)          (9,222)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,344            1,959             (789)             902
                                                    =============    =============    =============    =============



                                                           EQ/AllianceBernstein
                                                                Value (h)
                                                   ------------------------------------
                                                          2007               2006
                                                   ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    3,190,690    $    3,268,395
 Net realized gain (loss) on investments .........      295,176,429       154,184,290
 Change in unrealized appreciation
  (depreciation) of investments ..................     (444,902,189)      137,657,087
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (146,535,070)      295,109,772
                                                     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      170,996,564       211,189,979
  Transfers between funds including
   guaranteed interest account, net ..............      676,449,939        22,254,368
  Transfers for contract benefits and
   terminations ..................................     (184,807,241)     (106,109,464)
  Contract maintenance charges ...................      (16,755,326)      (11,488,469)
                                                     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      645,883,936       115,846,414
                                                     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (8,009)         (112,118)
                                                     --------------    --------------
Increase (Decrease) in Net Assets ................      499,340,857       410,844,068
Net Assets -- Beginning of Period ................    1,850,736,491     1,439,892,423
                                                     --------------    --------------
Net Assets -- End of Period ......................   $2,350,077,348    $1,850,736,491
                                                     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           63,216            31,767
 Units Redeemed ..................................          (23,204)          (22,452)
                                                     --------------    --------------
 Net Increase (Decrease) .........................           40,012             9,315
                                                     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (454,336)    $   (23,819)   $     557,078    $   1,956,609
 Net realized gain (loss) on investments .........     1,766,134         218,330         (636,517)       4,095,693
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,076,114)      2,573,924        2,056,359       (6,824,124)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (2,764,316)      2,768,435        1,976,920         (771,822)
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    19,216,403      17,551,954       19,258,475       38,597,641
  Transfers between funds including
   guaranteed interest account, net ..............     6,872,221       6,514,419      (17,848,655)     (10,234,738)
  Transfers for contract benefits and
   terminations ..................................    (1,503,449)       (646,061)      (9,988,002)      (7,408,604)
  Contract maintenance charges ...................      (328,265)        (85,218)      (1,317,250)      (1,284,907)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    24,256,910      23,335,094       (9,895,432)      19,669,392
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --          (6,091)            (846)         (84,413)
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    21,492,594      26,097,438       (7,919,358)      18,813,157
Net Assets -- Beginning of Period ................    34,439,247       8,341,809      142,304,794      123,491,637
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 55,931,841     $34,439,247    $ 134,385,436    $ 142,304,794
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,179           3,102            4,101           11,864
 Units Redeemed ..................................        (1,155)           (877)          (5,049)         (10,165)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         2,024           2,225             (948)           1,699
                                                    ============     ===========    =============    =============



                                                              EQ/BlackRock
                                                           Basic Value Equity
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (3,219,995)  $  11,298,069
 Net realized gain (loss) on investments .........      109,495,256      57,705,223
 Change in unrealized appreciation
  (depreciation) of investments ..................     (108,651,865)     66,932,813
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................       (2,376,604)    135,936,105
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       87,291,039      67,355,869
  Transfers between funds including
   guaranteed interest account, net ..............      (21,942,637)    (24,976,030)
  Transfers for contract benefits and
   terminations ..................................      (73,516,615)    (49,059,495)
  Contract maintenance charges ...................       (6,862,596)     (5,724,515)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (15,030,809)    (12,404,171)
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,983)        147,978
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................      (17,412,396)    123,679,912
Net Assets -- Beginning of Period ................      846,791,396     723,111,484
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   829,379,000   $ 846,791,396
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            7,893          11,280
 Units Redeemed ..................................           (7,439)        (10,482)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................              454             798
                                                    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/BlackRock
                                                           International Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    4,412,602     $   19,175,591
 Net realized gain (loss) on investments .........      195,606,209         83,895,317
 Change in unrealized appreciation
  (depreciation) of investments ..................     (106,862,733)        86,672,220
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       93,156,078        189,743,128
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      155,163,691        154,077,439
  Transfers between funds including
   guaranteed interest account, net ..............      (56,367,362)        29,873,311
  Transfers for contract benefits and
   terminations ..................................      (96,742,546)       (65,207,822)
  Contract maintenance charges ...................       (8,208,358)        (5,734,932)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (6,154,575)       113,007,996
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (11,093)           378,200
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       86,990,410        303,129,324
Net Assets -- Beginning of Period ................    1,058,290,092        755,160,768
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,145,280,502     $1,058,290,092
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           11,109             23,263
 Units Redeemed ..................................          (10,574)           (15,975)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              535              7,288
                                                     ==============     ==============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2007             2006             2007           2006
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $     713,731     $  1,557,328    $   (734,440)   $   (742,550)
 Net realized gain (loss) on investments .........     21,233,183       11,920,017       5,867,834       2,611,853
 Change in unrealized appreciation
  (depreciation) of investments ..................    (17,465,104)       9,378,475         563,148          52,284
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      4,481,810       22,855,820       5,696,542       1,921,587
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     27,799,851       48,744,937       7,527,710      11,719,687
  Transfers between funds including
   guaranteed interest account, net ..............    (13,773,073)       1,924,041      (1,468,329)     (4,465,545)
  Transfers for contract benefits and
   terminations ..................................    (12,782,293)      (9,136,922)     (3,062,301)     (2,120,266)
  Contract maintenance charges ...................     (1,725,812)      (1,204,879)       (460,495)       (376,400)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (481,327)      40,327,177       2,536,585       4,757,476
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (51,889)             --        (269,274)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................      4,000,483       63,131,108       8,233,127       6,409,789
Net Assets -- Beginning of Period ................    198,347,730      135,216,622      54,193,234      47,783,445
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 202,348,213     $198,347,730    $ 62,426,361    $ 54,193,234
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,080           17,985           1,667           1,804
 Units Redeemed ..................................         (7,729)         (10,856)         (1,494)         (1,518)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          1,351            7,129             173             286
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital
                                                            Guardian Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,227,880)   $  (4,245,065)
 Net realized gain (loss) on investments .........      9,479,341       (1,210,597)
 Change in unrealized appreciation
  (depreciation) of investments ..................     10,004,790       24,889,815
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     13,256,251       19,434,153
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     81,287,806       87,992,414
  Transfers between funds including
   guaranteed interest account, net ..............      6,319,263       19,690,224
  Transfers for contract benefits and
   terminations ..................................    (38,489,374)     (28,801,435)
  Contract maintenance charges ...................     (2,813,497)      (1,765,151)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     46,304,198       77,116,052
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,386)        (308,849)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     59,558,063       96,241,356
Net Assets -- Beginning of Period ................    380,737,524      284,496,168
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 440,295,587    $ 380,737,524
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,528           12,560
 Units Redeemed ..................................         (5,733)          (5,733)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          3,795            6,827
                                                    =============    =============



                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                          Guardian Research (d)                High Yield Bond
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,078,747)   $  (6,392,735)    $  7,563,864    $  4,562,204
 Net realized gain (loss) on investments .........       93,236,134       38,105,565          280,475         (69,222)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (150,182,401)      40,185,473       (6,865,010)        634,642
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (59,025,014)      71,898,303          979,329       5,127,624
                                                     --------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       48,042,371       58,825,844       36,618,753      45,138,444
  Transfers between funds including
   guaranteed interest account, net ..............      892,249,902      (28,032,531)      10,435,491      23,068,894
  Transfers for contract benefits and
   terminations ..................................     (114,835,109)     (63,530,054)      (6,909,561)     (2,756,331)
  Contract maintenance charges ...................       (8,780,504)      (4,542,306)        (993,955)       (384,546)
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      816,676,660      (37,279,047)      39,150,728      65,066,461
                                                     --------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          161,583         (205,845)             (42)        (55,059)
                                                     --------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................      757,813,229       34,413,411       40,130,015      70,139,026
Net Assets -- Beginning of Period ................      739,557,953      705,144,542      103,374,877      33,235,851
                                                     --------------    -------------     ------------    ------------
Net Assets -- End of Period ......................   $1,497,371,182    $ 739,557,953     $143,504,892    $103,374,877
                                                     ==============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           74,931            8,745            9,466           9,217
 Units Redeemed ..................................          (17,915)         (11,891)          (3,785)         (2,385)
                                                     --------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................           57,016           (3,146)           5,681           6,832
                                                     ==============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Davis New
                                                           York Venture (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,601,399)    $   (14,345)
 Net realized gain (loss) on investments .........      3,108,761          80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (1,538,345)      1,880,257
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................        (30,983)      1,946,751
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,833,888      26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     85,354,705      33,032,571
  Transfers for contract benefits and
   terminations ..................................     (7,097,003)       (347,727)
  Contract maintenance charges ...................       (941,691)        (26,873)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    213,149,899      59,354,007
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (39)      3,000,982
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................    213,118,877      64,301,740
Net Assets -- Beginning of Period ................     64,301,740              --
                                                     ------------     -----------
Net Assets -- End of Period ......................   $277,420,617     $64,301,740
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         21,573           6,192
 Units Redeemed ..................................         (2,471)           (561)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         19,102           5,631
                                                     ============     ===========



                                                                                                  EQ/Evergreen
                                                            EQ/Equity 500 Index                International Bond
                                                   ------------------------------------- -------------------------------
                                                          2007               2006              2007            2006
                                                   ------------------ ------------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (2,430,789)    $    1,601,536     $  2,476,493    $   (441,372)
 Net realized gain (loss) on investments .........      115,413,902         79,581,408        1,619,880         109,342
 Change in unrealized appreciation
  (depreciation) of investments ..................      (55,926,961)       116,669,406        5,870,675       1,728,670
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       57,056,152        197,852,350        9,967,048       1,396,640
                                                     --------------     --------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      117,566,722        133,555,865       42,372,676      37,714,007
  Transfers between funds including
   guaranteed interest account, net ..............      (71,345,475)       (98,517,620)      68,191,027      37,608,945
  Transfers for contract benefits and
   terminations ..................................     (155,335,344)      (118,995,414)      (5,474,549)     (1,956,225)
  Contract maintenance charges ...................      (11,768,154)       (10,541,003)        (848,078)       (198,829)
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (120,882,251)       (94,498,172)     104,241,076      73,167,898
                                                     --------------     --------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (49,140)           688,439              (17)         (4,221)
                                                     --------------     --------------     ------------    ------------
Increase (Decrease) in Net Assets ................      (63,875,239)       104,042,617      114,208,107      74,560,317
Net Assets -- Beginning of Period ................    1,641,217,452      1,537,174,835       85,871,998      11,311,681
                                                     --------------     --------------     ------------    ------------
Net Assets -- End of Period ......................   $1,577,342,213     $1,641,217,452     $200,080,105    $ 85,871,998
                                                     ==============     ==============     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,400             18,173           12,715           9,839
 Units Redeemed ..................................          (12,689)           (17,923)          (2,657)         (2,361)
                                                     --------------     --------------     ------------    ------------
 Net Increase (Decrease) .........................           (2,289)               250           10,058           7,478
                                                     ==============     ==============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Evergreen Omega
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,229,322)   $   1,004,678
 Net realized gain (loss) on investments .........     14,531,813       16,184,346
 Change in unrealized appreciation
  (depreciation) of investments ..................       (317,278)     (11,036,158)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,985,213        6,152,866
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     18,111,345       12,723,275
  Transfers between funds including
   guaranteed interest account, net ..............     18,096,362      (15,078,174)
  Transfers for contract benefits and
   terminations ..................................    (12,051,857)      (8,669,166)
  Contract maintenance charges ...................     (1,313,436)      (1,180,193)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     22,842,414      (12,204,258)
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (422)        (138,108)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     34,827,205       (6,189,500)
Net Assets -- Beginning of Period ................    141,717,414      147,906,914
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 176,544,619    $ 141,717,414
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          6,147            2,916
 Units Redeemed ..................................         (4,521)          (4,438)
                                                    -------------    -------------
 Net Increase (Decrease) .........................          1,626           (1,522)
                                                    =============    =============



                                                              EQ/FI Mid Cap                 EQ/Franklin Income (a)
                                                   ----------------------------------- --------------------------------
                                                          2007              2006             2007             2006
                                                   ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (15,351,363)   $  17,078,450    $  11,493,316    $    445,815
 Net realized gain (loss) on investments .........      177,355,115       69,676,844        5,513,796          27,122
 Change in unrealized appreciation
  (depreciation) of investments ..................      (99,558,417)       1,200,281      (27,348,192)      2,452,651
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................       62,445,335       87,955,575      (10,341,080)      2,925,588
                                                     --------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      115,889,468      145,168,636      237,227,754      39,824,199
  Transfers between funds including
   guaranteed interest account, net ..............      (43,777,381)     (52,999,671)     270,963,723      91,180,187
  Transfers for contract benefits and
   terminations ..................................      (79,876,311)     (51,334,130)     (26,252,919)       (736,447)
  Contract maintenance charges ...................       (8,555,184)      (6,922,222)      (2,650,387)        (72,481)
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (16,319,408)      33,912,613      479,288,171     130,195,458
                                                     --------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (5,275)         (47,216)             (79)      3,002,810
                                                     --------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................       46,120,652      121,820,972      468,947,012     136,123,856
Net Assets -- Beginning of Period ................      989,704,425      867,883,453      136,123,856              --
                                                     --------------    -------------    -------------    ------------
Net Assets -- End of Period ......................   $1,035,825,077    $ 989,704,425    $ 605,070,868    $136,123,856
                                                     ==============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           10,091           20,292           51,409          13,284
 Units Redeemed ..................................          (11,835)         (18,775)          (6,727)           (527)
                                                     --------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................           (1,744)           1,517           44,682          12,757
                                                     ==============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Franklin Small
                                                            Cap Value (a)
                                                   -------------------------------
                                                         2007            2006
                                                   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (493,776)    $    (3,966)
 Net realized gain (loss) on investments .........       891,688          42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (8,707,855)        553,885
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................    (8,309,943)        592,658
                                                    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    42,643,971       7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............     9,535,218       8,271,638
  Transfers for contract benefits and
   terminations ..................................    (1,661,701)        (40,544)
  Contract maintenance charges ...................      (266,104)         (7,407)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    50,251,384      15,690,367
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       2,999,909
                                                    ------------     -----------
Increase (Decrease) in Net Assets ................    41,941,441      19,282,934
Net Assets -- Beginning of Period ................    19,282,934              --
                                                    ------------     -----------
Net Assets -- End of Period ......................  $ 61,224,375     $19,282,934
                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         6,927           1,617
 Units Redeemed ..................................        (2,424)           (136)
                                                    ------------     -----------
 Net Increase (Decrease) .........................         4,503           1,481
                                                    ============     ===========



                                                    EQ/Franklin Templeton          EQ/GAMCO Mergers
                                                    Founding Strategy (b)          and Acquisitions
                                                   ----------------------- --------------------------------
                                                             2007                2007             2006
                                                   ----------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................      $   7,140,840        $   (834,621)   $  2,661,745
 Net realized gain (loss) on investments .........           (994,457)          7,456,848       1,078,114
 Change in unrealized appreciation
  (depreciation) of investments ..................        (26,905,825)         (5,768,786)      1,845,019
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................        (20,759,442)            853,441       5,584,878
                                                        -------------        ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........        573,405,440          34,611,090      32,023,361
  Transfers between funds including
   guaranteed interest account, net ..............        249,266,273          15,605,530      26,861,707
  Transfers for contract benefits and
   terminations ..................................         (8,095,879)         (4,804,492)     (1,789,788)
  Contract maintenance charges ...................           (603,954)           (933,725)       (366,815)
                                                        -------------        ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        813,971,880          44,478,403      56,728,465
                                                        -------------        ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            199,999              99,989         (47,360)
                                                        -------------        ------------    ------------
Increase (Decrease) in Net Assets ................        793,412,437          45,431,833      62,265,983
Net Assets -- Beginning of Period ................                  -          86,537,909      24,271,926
                                                        -------------        ------------    ------------
Net Assets -- End of Period ......................      $ 793,412,437        $131,969,742    $ 86,537,909
                                                        =============        ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................             85,911               5,603           7,367
 Units Redeemed ..................................             (2,460)             (1,892)         (2,212)
                                                        -------------        ------------    ------------
 Net Increase (Decrease) .........................             83,451               3,711           5,155
                                                        =============        ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO Small
                                                             Company Value
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,716,987)    $    308,397
 Net realized gain (loss) on investments .........     28,644,152       11,759,479
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,392,804)      16,610,542
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     18,534,361       28,678,418
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,160,984       75,028,840
  Transfers between funds including
   guaranteed interest account, net ..............     94,223,934       19,086,622
  Transfers for contract benefits and
   terminations ..................................    (18,318,916)      (7,147,502)
  Contract maintenance charges ...................     (2,975,379)      (1,207,974)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    208,090,623       85,759,986
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,996          (66,485)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................    226,724,980      114,371,919
Net Assets -- Beginning of Period ................    243,856,851      129,484,932
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 470,581,831     $243,856,851
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          9,458            6,426
 Units Redeemed ..................................         (2,753)          (3,068)
                                                    -------------     ------------
 Net Increase (Decrease) .........................          6,705            3,358
                                                    =============     ============



                                                   EQ/International ETF (a)      EQ/International Growth
                                                   ------------------------- -------------------------------
                                                       2007         2006           2007            2006
                                                   ------------ ------------ ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   60,919   $   45,975    $ (1,187,347)   $   (115,762)
 Net realized gain (loss) on investments .........      20,344           --      18,033,828       2,077,935
 Change in unrealized appreciation
  (depreciation) of investments ..................     279,135      297,484         326,276       7,914,167
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     360,398      343,459      17,172,757       9,876,340
                                                    ----------   ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --      65,008,893      35,681,429
  Transfers between funds including
   guaranteed interest account, net ..............          --           --      80,380,411      23,884,666
  Transfers for contract benefits and
   terminations ..................................          --           --      (7,522,680)     (1,367,661)
  Contract maintenance charges ...................          --           --      (1,136,646)       (255,472)
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --     136,729,978      57,942,962
                                                    ----------   ----------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    3,000,000             (17)        (36,647)
                                                    ----------   ----------    ------------    ------------
Increase (Decrease) in Net Assets ................     360,398    3,343,459     153,902,718      67,782,655
Net Assets -- Beginning of Period ................   3,343,459           --      83,836,238      16,053,583
                                                    ----------   ----------    ------------    ------------
Net Assets -- End of Period ......................  $3,703,857   $3,343,459    $237,738,956    $ 83,836,238
                                                    ==========   ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --          14,739           7,894
 Units Redeemed ..................................          --           --          (4,434)         (3,192)
                                                    ----------   ----------    ------------    ------------
 Net Increase (Decrease) .........................          --           --          10,305           4,702
                                                    ==========   ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan
                                                                 Core Bond
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   36,992,085     $   35,547,339
 Net realized gain (loss) on investments .........       (1,384,245)        (1,729,632)
 Change in unrealized appreciation
  (depreciation) of investments ..................      (15,337,364)        (2,523,222)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................       20,270,476         31,294,485
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      111,814,271        141,866,848
  Transfers between funds including
   guaranteed interest account, net ..............       12,407,294          2,628,188
  Transfers for contract benefits and
   terminations ..................................     (125,039,236)       (97,452,452)
  Contract maintenance charges ...................       (9,052,018)        (7,746,262)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       (9,869,689)        39,296,322
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (15,725)          (263,794)
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................       10,385,062         70,327,013
Net Assets -- Beginning of Period ................    1,261,096,921      1,190,769,908
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,271,481,983     $1,261,096,921
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           15,903              5,347
 Units Redeemed ..................................          (15,097)            (9,117)
                                                     --------------     --------------
 Net Increase (Decrease) .........................              806             (3,770)
                                                     ==============     ==============



                                                              EQ/JPMorgan                       EQ/Legg Mason
                                                          Value Opportunities                   Value Equity
                                                   ---------------------------------- ---------------------------------
                                                          2007             2006             2007             2006
                                                   ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (594,482)  $  13,373,416    $  (2,845,557)    $ (1,637,785)
 Net realized gain (loss) on investments .........       94,004,642      30,299,196        6,960,177          (41,403)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (103,900,210)     36,394,367      (18,747,929)      14,040,673
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      (10,490,050)     80,066,979      (14,633,309)      12,361,485
                                                    ---------------   -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       33,789,166      20,256,775       40,646,668       88,810,281
  Transfers between funds including
   guaranteed interest account, net ..............      (30,654,913)    (16,528,736)     (12,553,838)      56,159,095
  Transfers for contract benefits and
   terminations ..................................      (63,195,761)    (56,698,370)      (8,727,650)      (5,563,770)
  Contract maintenance charges ...................       (2,543,075)     (2,267,718)      (1,637,542)        (566,131)
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (62,604,583)    (55,238,049)      17,727,638      138,839,475
                                                    ---------------   -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,955)       (229,450)             (15)          (8,889)
                                                    ---------------   -------------    -------------     ------------
Increase (Decrease) in Net Assets ................      (73,099,588)     24,599,480        3,094,314      151,192,071
Net Assets -- Beginning of Period ................      493,250,071     468,650,591      180,566,572       29,374,501
                                                    ---------------   -------------    -------------     ------------
Net Assets -- End of Period ......................  $   420,150,483   $ 493,250,071    $ 183,660,886     $180,566,572
                                                    ===============   =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            4,550          29,523            4,986           16,883
 Units Redeemed ..................................           (8,344)        (23,855)          (3,408)          (3,516)
                                                    ---------------   -------------    -------------     ------------
 Net Increase (Decrease) .........................           (3,794)          5,668            1,578           13,367
                                                    ===============   =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Long Term Bond
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,933,011    $  2,237,573
 Net realized gain (loss) on investments .........       (530,683)       (588,633)
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,827,867        (837,876)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      6,230,195         811,064
                                                     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     19,023,154      22,426,287
  Transfers between funds including
   guaranteed interest account, net ..............     12,350,753      19,837,785
  Transfers for contract benefits and
   terminations ..................................     (5,506,029)     (2,359,220)
  Contract maintenance charges ...................       (747,250)       (417,278)
                                                     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     25,120,628      39,487,574
                                                     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (49,390)
                                                     ------------    ------------
Increase (Decrease) in Net Assets ................     31,350,823      40,249,248
Net Assets -- Beginning of Period ................     83,305,631      43,056,383
                                                     ------------    ------------
Net Assets -- End of Period ......................   $114,656,454    $ 83,305,631
                                                     ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,557           7,511
 Units Redeemed ..................................         (4,873)         (3,451)
                                                     ------------    ------------
 Net Increase (Decrease) .........................          2,684           4,060
                                                     ============    ============



                                                            EQ/Lord Abbett                   EQ/Lord Abbett
                                                           Growth and Income                 Large Cap Core
                                                   --------------------------------- -------------------------------
                                                         2007             2006             2007            2006
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (501,314)    $   (104,692)   $   (403,400)   $    (59,533)
 Net realized gain (loss) on investments .........     12,151,925        3,320,228       5,496,227         832,244
 Change in unrealized appreciation
  (depreciation) of investments ..................     (8,920,319)       9,526,751         212,541       3,540,588
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,730,292       12,742,287       5,305,368       4,313,299
                                                    -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     30,910,383       43,190,154      16,067,399      17,413,949
  Transfers between funds including
   guaranteed interest account, net ..............     (9,982,533)      51,826,356      11,520,031       9,159,289
  Transfers for contract benefits and
   terminations ..................................    (10,470,126)      (3,850,410)     (3,527,075)     (2,014,574)
  Contract maintenance charges ...................     (1,167,373)        (490,890)       (508,010)       (246,318)
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      9,290,351       90,675,210      23,552,345      24,312,346
                                                    -------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (43,932)             --         (52,730)
                                                    -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     12,020,643      103,373,565      28,857,713      28,572,915
Net Assets -- Beginning of Period ................    139,173,105       35,799,540      53,184,650      24,611,735
                                                    -------------     ------------    ------------    ------------
Net Assets -- End of Period ......................  $ 151,193,748     $139,173,105    $ 82,042,363    $ 53,184,650
                                                    =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,513           11,450           3,381           3,182
 Units Redeemed ..................................         (3,769)          (3,451)         (1,505)           (975)
                                                    -------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................            744            7,999           1,876           2,207
                                                    =============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett
                                                             Mid Cap Value                     EQ/Marsico Focus
                                                   --------------------------------- -------------------------------------
                                                         2007             2006              2007               2006
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,672,202)    $   (417,271)    $  (22,776,187)    $  (10,228,445)
 Net realized gain (loss) on investments .........     31,557,447        3,592,360        236,799,514         72,061,267
 Change in unrealized appreciation
  (depreciation) of investments ..................    (37,151,529)      16,589,759         (7,038,803)        52,234,685
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     (8,266,284)      19,764,848        206,984,524        114,067,507
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     80,614,716       85,500,253        230,174,261        298,064,717
  Transfers between funds including
   guaranteed interest account, net ..............     24,758,315       15,550,990        (31,417,755)        35,899,031
  Transfers for contract benefits and
   terminations ..................................    (12,908,381)      (5,521,878)      (126,245,484)       (73,745,184)
  Contract maintenance charges ...................     (2,273,152)      (1,042,015)       (14,839,784)       (11,129,440)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,191,498       94,487,350         57,671,238        249,089,124
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,303)            (7,221)           397,641
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................     81,925,214      114,199,895        264,648,541        363,554,272
Net Assets -- Beginning of Period ................    219,480,002      105,280,107      1,645,211,301      1,281,657,029
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 301,405,216     $219,480,002     $1,909,859,842     $1,645,211,301
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,288           12,854             18,999             40,672
 Units Redeemed ..................................         (5,438)          (4,521)           (14,270)           (20,703)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................          6,850            8,333              4,729             19,969
                                                    =============     ============     ==============     ==============



                                                             EQ/Money Market
                                                   -----------------------------------
                                                          2007              2006
                                                   ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    23,246,551   $    16,761,959
 Net realized gain (loss) on investments .........         (211,185)         (929,628)
 Change in unrealized appreciation
  (depreciation) of investments ..................          222,973         1,036,353
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................       23,258,339        16,868,684
                                                    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      459,390,401       308,162,362
  Transfers between funds including
   guaranteed interest account, net ..............      256,278,645        38,161,683
  Transfers for contract benefits and
   terminations ..................................     (495,059,766)     (230,794,379)
  Contract maintenance charges ...................       (5,120,378)       (2,958,951)
                                                    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      215,488,902       112,570,715
                                                    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           14,278          (286,715)
                                                    ---------------   ---------------
Increase (Decrease) in Net Assets ................      238,761,519       129,152,684
Net Assets -- Beginning of Period ................      612,761,188       483,608,504
                                                    ---------------   ---------------
Net Assets -- End of Period ......................  $   851,522,707   $   612,761,188
                                                    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           73,489            92,844
 Units Redeemed ..................................          (61,353)          (83,926)
                                                    ---------------   ---------------
 Net Increase (Decrease) .........................           12,136             8,918
                                                    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Montag &
                                                           Caldwell Growth
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (510,000)    $  (331,596)
 Net realized gain (loss) on investments .........      1,724,061         547,727
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,944,169       1,556,349
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      7,158,230       1,772,480
                                                     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     11,709,118       8,179,389
  Transfers between funds including
   guaranteed interest account, net ..............     55,312,746        (211,939)
  Transfers for contract benefits and
   terminations ..................................     (3,261,364)       (973,238)
  Contract maintenance charges ...................       (373,381)       (206,899)
                                                     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     63,387,119       6,787,313
                                                     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (74,907)
                                                     ------------     -----------
Increase (Decrease) in Net Assets ................     70,545,349       8,484,886
Net Assets -- Beginning of Period ................     30,136,117      21,651,231
                                                     ------------     -----------
Net Assets -- End of Period ......................   $100,681,466     $30,136,117
                                                     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         14,727           4,221
 Units Redeemed ..................................         (2,510)         (2,474)
                                                     ------------     -----------
 Net Increase (Decrease) .........................         12,217           1,747
                                                     ============     ===========



                                                                                              EQ/Oppenheimer
                                                         EQ/Mutual Shares (a)                   Global (a)
                                                   --------------------------------- --------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,133,571)    $    (68,595)    $   (670,358)    $   (27,691)
 Net realized gain (loss) on investments .........      3,865,724           35,029        2,120,164          33,909
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,039,783)       4,369,256       (1,198,545)      1,332,000
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (9,307,630)       4,335,690          251,261       1,338,218
                                                    -------------     ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    169,234,897       28,257,871       56,803,015       8,196,812
  Transfers between funds including
   guaranteed interest account, net ..............    123,656,655       52,107,423       37,905,119      10,850,420
  Transfers for contract benefits and
   terminations ..................................    (12,293,363)        (557,065)      (2,231,694)        (96,165)
  Contract maintenance charges ...................     (1,626,668)         (42,919)        (313,754)         (5,174)
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    278,971,521       79,765,310       92,162,686      18,945,893
                                                    -------------     ------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (43)      20,001,435              (16)      7,999,910
                                                    -------------     ------------     ------------     -----------
Increase (Decrease) in Net Assets ................    269,663,848      104,102,435       92,413,931      28,284,021
Net Assets -- Beginning of Period ................    104,102,435               --       28,284,021              --
                                                    -------------     ------------     ------------     -----------
Net Assets -- End of Period ......................  $ 373,766,283     $104,102,435     $120,697,952     $28,284,021
                                                    =============     ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         30,452            8,040            8,995           1,864
 Units Redeemed ..................................         (5,331)            (326)          (1,103)           (108)
                                                    -------------     ------------     ------------     -----------
 Net Increase (Decrease) .........................         25,121            7,714            7,892           1,756
                                                    =============     ============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Oppenheimer                  EQ/Oppenheimer
                                                     Main Street Opportunity (a)      Main Street Small Cap (a)
                                                   ------------------------------- -------------------------------
                                                         2007            2006            2007            2006
                                                   --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (163,878)    $   106,477    $   (601,043)    $    48,877
 Net realized gain (loss) on investments .........     2,788,609          10,462       1,112,009          11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,875,869)        948,198      (5,108,656)      1,029,959
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      (251,138)      1,065,137      (4,597,690)      1,090,290
                                                    ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    18,510,013       3,568,479      33,472,851       5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............    13,290,476       4,319,318      23,744,238       3,684,057
  Transfers for contract benefits and
   terminations ..................................    (1,167,130)       (119,647)     (1,970,130)         (9,538)
  Contract maintenance charges ...................      (150,501)         (4,866)       (213,438)         (1,382)
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    30,482,858       7,763,284      55,033,521       9,480,872
                                                    ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --       9,999,903              --       9,999,981
                                                    ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    30,231,720      18,828,324      50,435,831      20,571,143
Net Assets -- Beginning of Period ................    18,828,324              --      20,571,143              --
                                                    ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................  $ 49,060,044     $18,828,324    $ 71,006,974     $20,571,143
                                                    ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         3,606             779           6,126             934
 Units Redeemed ..................................          (937)            (53)         (1,380)            (66)
                                                    ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         2,669             726           4,746             868
                                                    ============     ===========    ============     ===========



                                                               EQ/PIMCO
                                                             Real Return
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   5,847,847    $   8,238,862
 Net realized gain (loss) on investments .........      3,829,324       (1,120,384)
 Change in unrealized appreciation
  (depreciation) of investments ..................     28,562,465       (9,769,342)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     38,239,636       (2,650,864)
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     79,109,648      125,385,505
  Transfers between funds including
   guaranteed interest account, net ..............     88,930,409       42,455,706
  Transfers for contract benefits and
   terminations ..................................    (20,859,358)     (11,096,209)
  Contract maintenance charges ...................     (2,950,283)      (1,442,063)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    144,230,416      155,302,939
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         99,653          (30,899)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................    182,569,705      152,621,176
Net Assets -- Beginning of Period ................    304,380,793      151,759,617
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 486,950,498    $ 304,380,793
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         25,813           26,045
 Units Redeemed ..................................        (11,343)         (10,221)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         14,470           15,824
                                                    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Short                         EQ/Small
                                                            Duration Bond                    Company Index
                                                   ------------------------------- ---------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,148,882    $  1,275,010    $    (785,522)   $    (460,973)
 Net realized gain (loss) on investments .........       954,551         795,589       57,778,402       41,597,429
 Change in unrealized appreciation
  (depreciation) of investments ..................      (412,042)       (674,697)     (71,918,814)      20,025,443
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     2,691,391       1,395,902      (14,925,934)      61,161,899
                                                    ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    17,276,944      23,322,093       57,163,322       73,200,232
  Transfers between funds including
   guaranteed interest account, net ..............     7,351,269      21,868,111      (32,828,333)       4,284,882
  Transfers for contract benefits and
   terminations ..................................    (5,974,974)     (4,930,007)     (36,399,028)     (24,584,006)
  Contract maintenance charges ...................      (514,672)       (288,168)      (3,782,262)      (2,952,262)
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,138,567      39,972,029      (15,846,301)      49,948,846
                                                    ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        80,116         (56,326)          (2,322)         (78,562)
                                                    ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ................    20,910,074      41,311,605      (30,774,557)     111,032,183
Net Assets -- Beginning of Period ................    59,883,044      18,571,439      475,466,872      364,434,689
                                                    ------------    ------------    -------------    -------------
Net Assets -- End of Period ......................  $ 80,793,118    $ 59,883,044    $ 444,692,315    $ 475,466,872
                                                    ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,585          10,328            5,902           12,308
 Units Redeemed ..................................        (5,817)         (6,318)          (6,674)          (8,553)
                                                    ------------    ------------    -------------    -------------
 Net Increase (Decrease) .........................         1,768           4,010             (772)           3,755
                                                    ============    ============    =============    =============



                                                           EQ/T. Rowe Price
                                                           Growth Stock (e)
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,277,057)   $     (765,677)
 Net realized gain (loss) on investments .........     24,486,444           417,258
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,648,683)       (2,505,475)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,439,296)       (2,853,894)
                                                    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     23,853,471        19,740,981
  Transfers between funds including
   guaranteed interest account, net ..............    236,913,422       (10,410,077)
  Transfers for contract benefits and
   terminations ..................................    (16,236,193)       (1,846,174)
  Contract maintenance charges ...................     (1,332,712)         (356,757)
                                                    -------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,197,988         7,127,973
                                                    -------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         17,686           (98,194)
                                                    -------------    --------------
Increase (Decrease) in Net Assets ................    239,776,378         4,175,885
Net Assets -- Beginning of Period ................     51,295,715        47,119,830
                                                    -------------    --------------
Net Assets -- End of Period ......................  $ 291,072,093    $   51,295,715
                                                    =============    ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         16,936             2,293
 Units Redeemed ..................................         (2,262)           (1,758)
                                                    -------------    --------------
 Net Increase (Decrease) .........................         14,674               535
                                                    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Templeton Growth (a)
                                                   --------------------------------
                                                         2007             2006
                                                   ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,911,943)    $   (63,999)
 Net realized gain (loss) on investments .........      3,536,098          72,643
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,014,476)      2,409,867
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (5,390,321)      2,418,511
                                                    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    135,146,323      23,602,090
  Transfers between funds including
   guaranteed interest account, net ..............     97,981,466      41,626,913
  Transfers for contract benefits and
   terminations ..................................    (10,373,599)       (485,816)
  Contract maintenance charges ...................     (1,272,154)        (39,508)
                                                    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    221,482,036      64,703,679
                                                    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            (45)      3,000,770
                                                    -------------     -----------
Increase (Decrease) in Net Assets ................    216,091,670      70,122,960
Net Assets -- Beginning of Period ................     70,122,960              --
                                                    -------------     -----------
Net Assets -- End of Period ......................  $ 286,214,630     $70,122,960
                                                    =============     ===========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         23,623           6,609
 Units Redeemed ..................................         (3,676)           (389)
                                                    -------------     -----------
 Net Increase (Decrease) .........................         19,947           6,220
                                                    =============     ===========



                                                      EQ/UBS Growth and Income          EQ/Van Kampen Comstock
                                                   ------------------------------- --------------------------------
                                                         2007            2006            2007             2006
                                                   --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (521,621)   $   (307,981)   $     423,457    $  2,930,597
 Net realized gain (loss) on investments .........     4,179,584       1,364,045       18,648,767       2,814,607
 Change in unrealized appreciation
  (depreciation) of investments ..................    (4,590,749)      5,780,182      (32,146,462)     20,800,049
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      (932,786)      6,836,246      (13,074,238)     26,545,253
                                                    ------------    ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........    20,770,619      22,469,649       69,517,617     100,478,408
  Transfers between funds including
   guaranteed interest account, net ..............      (834,027)      8,159,032       (9,510,659)     40,420,322
  Transfers for contract benefits and
   terminations ..................................    (4,420,849)     (2,144,881)     (14,799,789)     (5,978,972)
  Contract maintenance charges ...................      (678,483)       (370,507)      (2,425,684)     (1,158,207)
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    14,837,260      28,113,293       42,781,485     133,761,551
                                                    ------------    ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......            --         (85,247)             (21)        (43,706)
                                                    ------------    ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    13,904,474      34,864,292       29,707,226     160,263,098
Net Assets -- Beginning of Period ................    70,592,857      35,728,565      259,641,835      99,378,737
                                                    ------------    ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 84,497,331    $ 70,592,857    $ 289,349,061    $259,641,835
                                                    ============    ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         7,374           8,472            7,869          16,196
 Units Redeemed ..................................        (3,934)         (3,257)          (4,366)         (3,911)
                                                    ------------    ------------    -------------    ------------
 Net Increase (Decrease) .........................         3,440           5,215            3,503          12,285
                                                    ============    ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Van Kampen
                                                          Emerging Markets Equity
                                                   -------------------------------------
                                                          2007               2006
                                                   ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (19,088,257)    $   (8,126,472)
 Net realized gain (loss) on investments .........      446,664,476        164,112,415
 Change in unrealized appreciation
  (depreciation) of investments ..................        7,510,616         85,184,589
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      435,086,835        241,170,532
                                                     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      239,698,333        214,535,289
  Transfers between funds including
   guaranteed interest account, net ..............       20,394,939         22,946,486
  Transfers for contract benefits and
   terminations ..................................      (92,112,067)       (44,912,333)
  Contract maintenance charges ...................      (10,268,253)        (5,509,005)
                                                     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      157,712,952        187,060,437
                                                     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (4,056)            30,392
                                                     --------------     --------------
Increase (Decrease) in Net Assets ................      592,795,731        428,261,361
Net Assets -- Beginning of Period ................    1,034,662,335        606,400,974
                                                     --------------     --------------
Net Assets -- End of Period ......................   $1,627,458,066     $1,034,662,335
                                                     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           20,750             34,839
 Units Redeemed ..................................          (15,196)           (26,149)
                                                     --------------     --------------
 Net Increase (Decrease) .........................            5,554              8,690
                                                     ==============     ==============



                                                             EQ/Van Kampen               EQ/Van Kampen
                                                            Mid Cap Growth            Real Estate (c ) (g)
                                                   --------------------------------- ---------------------
                                                         2007             2006                2007
                                                   ---------------- ---------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,224,184)    $   (813,171)      $   1,071,250
 Net realized gain (loss) on investments .........     21,157,345        2,340,262           7,562,359
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,739,869        4,666,673         (53,491,083)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,673,030        6,193,764         (44,857,474)
                                                    -------------     ------------       -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     66,008,687       56,908,087          27,648,694
  Transfers between funds including
   guaranteed interest account, net ..............    113,561,380       17,867,191         479,842,930
  Transfers for contract benefits and
   terminations ..................................    (10,270,623)      (2,978,948)         (9,756,305)
  Contract maintenance charges ...................     (1,551,753)        (452,037)         (1,620,650)
                                                    -------------     ------------       -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,747,691       71,344,293         496,114,669
                                                    -------------     ------------       -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --          (52,168)            200,000
                                                    -------------     ------------       -------------
Increase (Decrease) in Net Assets ................    198,420,721       77,485,889         451,457,195
Net Assets -- Beginning of Period ................    120,410,892       42,925,003                  --
                                                    -------------     ------------       -------------
Net Assets -- End of Period ......................  $ 318,831,613     $120,410,892       $ 451,457,195
                                                    =============     ============       =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         13,520            8,786              59,830
 Units Redeemed ..................................         (2,703)          (3,212)             (5,355)
                                                    -------------     ------------       -------------
 Net Increase (Decrease) .........................         10,817            5,574              54,475
                                                    =============     ============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                           International Core
                                                   -----------------------------------
                                                          2007              2006
                                                   ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (11,099,081)   $    (850,349)
 Net realized gain (loss) on investments .........      281,548,796       94,007,542
 Change in unrealized appreciation
  (depreciation) of investments ..................     (143,168,641)      45,518,408
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      127,281,074      138,675,601
                                                     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       82,354,390      161,646,233
  Transfers between funds including
   guaranteed interest account, net ..............      (75,301,686)        (605,943)
  Transfers for contract benefits and
   terminations ..................................      (75,816,636)     (48,042,906)
  Contract maintenance charges ...................       (8,118,467)      (6,095,816)
                                                     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (76,882,399)     106,901,568
                                                     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (7,110)         (23,323)
                                                     --------------    -------------
Increase (Decrease) in Net Assets ................       50,391,565      245,553,846
Net Assets -- Beginning of Period ................      973,970,848      728,417,002
                                                     --------------    -------------
Net Assets -- End of Period ......................   $1,024,362,413    $ 973,970,848
                                                     ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            8,052           24,184
 Units Redeemed ..................................          (13,162)         (17,508)
                                                     --------------    -------------
 Net Increase (Decrease) .........................           (5,110)           6,676
                                                     ==============    =============



                                                              MarketPLUS                        MarketPLUS
                                                            Large Cap Core                   Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (934,831)   $  (1,796,290)   $  (3,115,637)   $  (3,878,114)
 Net realized gain (loss) on investments .........     67,447,660        6,569,821       14,111,167        3,594,117
 Change in unrealized appreciation
  (depreciation) of investments ..................    (59,398,695)      25,655,767       25,048,213       15,908,179
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      7,114,134       30,429,298       36,043,743       15,624,182
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     10,302,391       11,886,229       29,398,855       19,421,668
  Transfers between funds including
   guaranteed interest account, net ..............    (19,399,231)     (19,417,771)      63,462,388      (10,049,759)
  Transfers for contract benefits and
   terminations ..................................    (39,046,480)     (29,043,979)     (33,664,941)     (26,870,694)
  Contract maintenance charges ...................     (1,590,512)      (1,568,044)      (1,660,190)      (1,337,952)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (49,733,832)     (38,143,565)      57,536,112      (18,836,737)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (14,102)          21,946           (6,023)        (218,446)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (42,633,800)      (7,692,321)      93,573,832       (3,431,001)
Net Assets -- Beginning of Period ................    286,504,304      294,196,625      270,014,473      273,445,472
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 243,870,504    $ 286,504,304    $ 363,588,305    $ 270,014,471
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,691            2,250            8,416            4,249
 Units Redeemed ..................................         (6,258)          (6,261)          (4,572)          (5,398)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,567)          (4,011)           3,844           (1,149)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               MarketPLUS
                                                             Mid Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (4,610,290)  $  (9,965,435)
 Net realized gain (loss) on investments .........      260,539,525     113,397,988
 Change in unrealized appreciation
  (depreciation) of investments ..................     (277,118,388)    (10,969,222)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  operations .....................................      (21,189,153)     92,463,331
                                                    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........       72,453,587     116,403,003
  Transfers between funds including
   guaranteed interest account, net ..............     (105,491,837)    (33,635,684)
  Transfers for contract benefits and
   terminations ..................................      (75,035,606)    (52,127,453)
  Contract maintenance charges ...................       (7,592,654)     (6,649,502)
                                                    ---------------   -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (115,666,510)     23,990,364
                                                    ---------------   -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (6,127)       (270,837)
                                                    ---------------   -------------
Increase (Decrease) in Net Assets ................     (136,861,790)    116,182,858
Net Assets -- Beginning of Period ................      948,871,233     832,688,375
                                                    ---------------   -------------
Net Assets -- End of Period ......................  $   812,009,443   $ 948,871,233
                                                    ===============   =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................            5,715          16,513
 Units Redeemed ..................................          (12,143)        (14,436)
                                                    ---------------   -------------
 Net Increase (Decrease) .........................           (6,428)          2,077
                                                    ===============   =============



                                                             Multimanager                      Multimanager
                                                           Aggressive Equity                     Core Bond
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,993,654)   $  (1,916,467)   $  17,362,876    $  17,065,188
 Net realized gain (loss) on investments .........      7,992,369        2,455,423       (4,088,282)      (3,228,993)
 Change in unrealized appreciation
  (depreciation) of investments ..................      5,935,319        3,774,787       17,212,374          531,953
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     11,934,034        4,313,743       30,486,968       14,368,148
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     15,553,578       23,894,914       37,696,538       59,159,269
  Transfers between funds including
   guaranteed interest account, net ..............    (17,886,983)      (3,912,149)      (3,279,239)      (4,815,279)
  Transfers for contract benefits and
   terminations ..................................    (13,188,187)     (11,334,834)     (56,661,798)     (43,702,823)
  Contract maintenance charges ...................       (935,087)        (803,940)      (5,397,440)      (5,024,568)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (16,456,679)       7,843,991      (27,641,939)       5,616,599
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......             --         (190,880)          (4,366)        (146,797)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (4,522,645)      11,966,854        2,840,663       19,837,950
Net Assets -- Beginning of Period ................    139,332,453      127,365,599      651,223,813      631,385,863
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 134,809,808    $ 139,332,453    $ 654,064,476    $ 651,223,813
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          1,437            2,935           12,768           18,126
 Units Redeemed ..................................         (1,774)          (1,573)         (14,981)         (17,391)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (337)           1,362           (2,213)             735
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                              Health Care
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,476,018)   $  (1,071,415)
 Net realized gain (loss) on investments .........     32,370,131       16,123,069
 Change in unrealized appreciation
  (depreciation) of investments ..................     (6,588,306)      (5,318,741)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     21,305,807        9,732,913
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     35,569,857       54,077,910
  Transfers between funds including
   guaranteed interest account, net ..............     (4,934,070)      (3,586,124)
  Transfers for contract benefits and
   terminations ..................................    (19,346,186)     (13,415,982)
  Contract maintenance charges ...................     (2,671,786)      (2,170,542)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      8,617,815       34,905,262
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         91,984          (83,997)
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................     30,015,606       44,554,178
Net Assets -- Beginning of Period ................    290,868,155      246,313,977
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 320,883,761    $ 290,868,155
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,154            9,476
 Units Redeemed ..................................         (4,577)          (6,728)
                                                    -------------    -------------
 Net Increase (Decrease) .........................            577            2,748
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  53,414,827    $  49,438,110    $  (4,709,108)   $   3,449,671
 Net realized gain (loss) on investments .........         42,690       (2,437,337)      81,851,913       38,023,707
 Change in unrealized appreciation
  (depreciation) of investments ..................    (38,526,322)      25,299,389      (13,590,584)      51,542,872
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     14,931,195       72,300,162       63,552,221       93,016,250
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     75,108,248       85,533,499       97,829,235      112,104,399
  Transfers between funds including
   guaranteed interest account, net ..............    (49,472,822)     (26,814,029)      (3,480,572)      59,555,542
  Transfers for contract benefits and
   terminations ..................................    (89,853,713)     (66,378,158)     (40,679,469)     (21,601,547)
  Contract maintenance charges ...................     (6,997,321)      (6,323,126)      (5,298,150)      (3,377,140)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (71,215,608)     (13,981,814)      48,371,044      146,681,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (11,818)         117,065           (2,709)          (8,075)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (56,296,231)      58,435,413      111,920,556      239,689,429
Net Assets -- Beginning of Period ................    935,825,123      877,389,710      568,599,253      328,909,824
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 879,528,892    $ 935,825,123    $ 680,519,809    $ 568,599,253
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          7,880           16,929           10,956           21,714
 Units Redeemed ..................................         (9,385)         (14,107)          (8,462)         (12,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,505)           2,822            2,494            9,012
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                         Large Cap Core Equity
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (1,861,159)    $ (1,358,297)
 Net realized gain (loss) on investments .........     23,483,211       10,381,372
 Change in unrealized appreciation
  (depreciation) of investments ..................    (15,770,813)       9,375,370
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      5,851,239       18,398,445
                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     16,575,734       14,667,477
  Transfers between funds including
   guaranteed interest account, net ..............     (3,134,775)        (446,184)
  Transfers for contract benefits and
   terminations ..................................    (13,817,236)      (9,337,989)
  Contract maintenance charges ...................     (1,514,077)      (1,310,913)
                                                    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (1,890,354)       3,572,391
                                                    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,216)        (169,619)
                                                    -------------     ------------
Increase (Decrease) in Net Assets ................      3,959,669       21,801,217
Net Assets -- Beginning of Period ................    173,390,317      151,589,100
                                                    -------------     ------------
Net Assets -- End of Period ......................  $ 177,349,986     $173,390,317
                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,239            3,487
 Units Redeemed ..................................         (3,458)          (3,265)
                                                    -------------     ------------
 Net Increase (Decrease) .........................           (219)             222
                                                    =============     ============



                                                             Multimanager                      Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,535,388)   $  (4,293,703)   $  (2,319,683)   $   6,894,178
 Net realized gain (loss) on investments .........     51,853,612       25,155,188       96,064,770       30,224,587
 Change in unrealized appreciation
  (depreciation) of investments ..................    (19,182,119)     (24,507,555)     (81,818,072)      46,119,311
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     28,136,105       (3,646,070)      11,927,015       83,238,076
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     25,722,038       37,458,025       66,592,837       78,265,010
  Transfers between funds including
   guaranteed interest account, net ..............    (11,413,412)      (2,670,630)     (21,646,809)      10,482,129
  Transfers for contract benefits and
   terminations ..................................    (24,380,314)     (17,466,505)     (46,326,446)     (30,196,139)
  Contract maintenance charges ...................     (2,656,640)      (2,382,810)      (5,046,941)      (3,942,266)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,728,328)      14,938,080       (6,427,359)      54,608,734
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (1,538)         (82,430)          (2,128)         (45,731)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     15,406,239       11,209,580        5,497,528      137,801,079
Net Assets -- Beginning of Period ................    307,019,814      295,810,234      578,083,463      440,282,384
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 322,426,053    $ 307,019,814    $ 583,580,991    $ 578,083,463
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          5,643            8,596            8,867           15,572
 Units Redeemed ..................................         (7,225)          (7,463)          (9,490)         (11,780)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,582)           1,133             (623)           3,792
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                   ---------------------------------
                                                         2007             2006
                                                   ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,127,383)   $  (3,757,989)
 Net realized gain (loss) on investments .........     56,472,196       54,438,545
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,234,848)     (20,798,505)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     41,109,965       29,882,051
                                                    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     28,099,308       46,830,926
  Transfers between funds including
   guaranteed interest account, net ..............    (27,419,637)     (13,081,660)
  Transfers for contract benefits and
   terminations ..................................    (34,635,321)     (23,768,158)
  Contract maintenance charges ...................     (3,654,882)      (3,269,071)
                                                    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,610,532)       6,712,037
                                                    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,543)          31,908
                                                    -------------    -------------
Increase (Decrease) in Net Assets ................      3,496,890       36,625,996
Net Assets -- Beginning of Period ................    410,738,703      374,112,707
                                                    -------------    -------------
Net Assets -- End of Period ......................  $ 414,235,593    $ 410,738,703
                                                    =============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          3,811            9,647
 Units Redeemed ..................................         (7,128)          (9,687)
                                                    -------------    -------------
 Net Increase (Decrease) .........................         (3,317)             (40)
                                                    =============    =============



                                                             Multimanager                      Multimanager
                                                             Mid Cap Value                 Small Cap Growth (f)
                                                   --------------------------------- ---------------------------------
                                                         2007             2006             2007             2006
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,474,610)   $   1,079,807    $  (3,089,072)    $   (121,411)
 Net realized gain (loss) on investments .........     39,617,747       46,127,160       29,308,643        3,040,879
 Change in unrealized appreciation
  (depreciation) of investments ..................    (36,433,587)       2,072,576      (33,439,325)        (504,014)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     (3,290,450)      49,279,543       (7,219,754)       2,415,454
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,192,130       46,692,805       30,977,521       62,254,258
  Transfers between funds including
   guaranteed interest account, net ..............    (42,633,623)      (1,740,517)      84,485,220       16,709,580
  Transfers for contract benefits and
   terminations ..................................    (34,927,644)     (23,164,723)     (12,954,807)      (5,531,117)
  Contract maintenance charges ...................     (3,763,511)      (3,293,724)      (1,809,027)        (825,775)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (42,132,648)      18,493,841      100,698,907       72,606,946
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (2,426)          45,773        5,351,699          (99,468)
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................    (45,425,524)      67,819,157       98,830,852       74,922,932
Net Assets -- Beginning of Period ................    438,540,180      370,721,023      147,402,710       72,479,778
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 393,114,656    $ 438,540,180    $ 246,233,562     $147,402,710
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          4,292            9,305           21,675           19,763
 Units Redeemed ..................................         (7,199)          (8,120)         (10,151)         (11,616)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................         (2,907)           1,185           11,524            8,147
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              Multimanager
                                                            Small Cap Value
                                                   ----------------------------------
                                                          2007             2006
                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (10,432,975)   $  38,421,635
 Net realized gain (loss) on investments .........      91,427,573       97,622,076
 Change in unrealized appreciation
  (depreciation) of investments ..................    (174,133,468)      (9,872,148)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     (93,138,870)     126,171,563
                                                    --------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........      35,637,468      123,107,526
  Transfers between funds including
   guaranteed interest account, net ..............    (121,687,075)     (61,523,196)
  Transfers for contract benefits and
   terminations ..................................     (81,889,679)     (63,768,931)
  Contract maintenance charges ...................      (7,121,145)      (6,710,652)
                                                    --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (175,060,431)      (8,895,253)
                                                    --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          (4,259)           1,391
                                                    --------------    -------------
Increase (Decrease) in Net Assets ................    (268,203,560)     117,277,701
Net Assets -- Beginning of Period ................     992,357,112      875,079,411
                                                    --------------    -------------
Net Assets -- End of Period ......................  $  724,153,552    $ 992,357,112
                                                    ==============    =============
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................           2,804           16,377
 Units Redeemed ..................................         (12,606)         (15,387)
                                                    --------------    -------------
 Net Increase (Decrease) .........................          (9,802)             990
                                                    ==============    =============



                                                             Multimanager                   Target 2015
                                                              Technology                  Allocation (a)
                                                   --------------------------------- -------------------------
                                                         2007             2006           2007         2006
                                                   ---------------- ---------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,478,117)   $  (3,852,955)   $   34,195   $   24,860
 Net realized gain (loss) on investments .........     25,150,618       18,894,807        13,099           --
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,946,945         (647,907)       32,310       53,735
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................     41,619,446       14,393,945        79,604       78,595
                                                    -------------    -------------    ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........     39,472,575       40,562,693            --           --
  Transfers between funds including
   guaranteed interest account, net ..............     49,358,494      (19,886,979)           --           --
  Transfers for contract benefits and
   terminations ..................................    (25,270,554)     (15,812,757)           --           --
  Contract maintenance charges ...................     (2,320,125)      (1,831,655)           --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     61,240,390        3,031,302            --           --
                                                    -------------    -------------    ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           (792)        (124,430)           --    1,000,000
                                                    -------------    -------------    ----------   ----------
Increase (Decrease) in Net Assets ................    102,859,044       17,300,817        79,604    1,078,595
Net Assets -- Beginning of Period ................    271,319,497      254,018,680     1,078,595           --
                                                    -------------    -------------    ----------   ----------
Net Assets -- End of Period ......................  $ 374,178,541    $ 271,319,497    $1,158,199   $1,078,595
                                                    =============    =============    ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................         12,042           11,214            --           --
 Units Redeemed ..................................         (7,924)         (11,358)           --           --
                                                    -------------    -------------    ----------   ----------
 Net Increase (Decrease) .........................          4,118             (144)           --           --
                                                    =============    =============    ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Target 2025               Target 2035               Target 2045
                                                        Allocation (a)            Allocation (a)            Allocation (a)
                                                   ------------------------- ------------------------- -------------------------
                                                       2007         2006         2007         2006         2007         2006
                                                   ------------ ------------ ------------ ------------ ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   28,857   $   21,595   $   25,690   $   17,915   $   21,696   $   15,030
 Net realized gain (loss) on investments .........      14,417           --       11,466           --       35,055           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      38,288       65,297       45,236       76,584       30,737       86,177
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  operations .....................................      81,562       86,892       82,392       94,499       87,488      101,207
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Contractowners Transactions:
 Contributions and Transfers: ....................
  Payments received from contractowners ..........          --           --           --           --           --           --
  Transfers between funds including
   guaranteed interest account, net ..............          --           --           --           --           --           --
  Transfers for contract benefits and
   terminations ..................................          --           --           --           --           --           --
  Contract maintenance charges ...................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          --    1,000,000           --    1,000,000                 1,000,000
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Increase (Decrease) in Net Assets ................      81,562    1,086,892       82,392    1,094,499       87,488    1,101,207
Net Assets -- Beginning of Period ................   1,086,892           --    1,094,499           --    1,101,207           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net Assets -- End of Period ......................  $1,168,454   $1,086,892   $1,176,891   $1,094,499   $1,188,695   $1,101,207
                                                    ==========   ==========   ==========   ==========   ==========   ==========
Changes in Units (000's):
Unit Activity 0.00 to 1.90 Class B
 Units Issued ....................................          --           --           --           --           --           --
 Units Redeemed ..................................          --           --           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------   ----------
 Net Increase (Decrease) .........................          --           --           --           --           --           --
                                                    ==========   ==========   ==========   ==========   ==========   ==========

-------
(a) Commenced operations on September 18, 2006.
(b) Commenced operations on May 29, 2007.
(c) Commenced operations on August 17, 2007.
(d) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(e) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(f) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(g) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(h) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.


                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2007

1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

    The Account consists of 74 variable investment options:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Large Cap Growth
    o EQ/AllianceBernstein Quality Bond
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/AllianceBernstein Value
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity(1)
    o EQ/BlackRock International Value(1)
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/FI Mid Cap
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Legg Mason Value Equity
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock(2)
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kamper Real Estate
    o MarketPLUS International Core(3)
    o MarketPLUS Large Cap Core(4)
    o MarketPLUS Large Cap Growth(5)
    o MarketPLUS Mid Cap Value(6)
    o Multimanager Aggressive Equity(9)
    o Multimanager Core Bond(9)
    o Multimanager Health Care(9)
    o Multimanager High Yield(9)
    o Multimanager International Equity(9)
    o Multimanager Large Cap Core Equity(9)
    o Multimanager Large Cap Growth(9)
    o Multimanager Large Cap Value(9)
    o Multimanager Mid Cap Growth(9)
    o Multimanager Mid Cap Value(9)
    o Multimanager Small Cap Growth(7)
    o Multimanager Small Cap Value(8)
    o Multimanager Technology(9)


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

1.  Organization (Concluded)

    (1) Formerly known as EQ/Mercury.
    (2) Formerly known as EQ/TCW Equity.
    (3) Formerly known as EQ/Capital Guardian International.
    (4) Formerly known as EQ/MFS Investors Trust.
    (5) Formerly known as EQ/MFS Emerging Growth Companies.
    (6) Formerly known as EQ/FI Mid Cap Value.
    (7) Formerly known as EQ/Small Company Growth.
    (8) Formerly known as EQ/Small Cap Value.
    (9) Formerly known as AXA Premier VIP.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. AXA does not anticipate any impact to the net assets of the Account, upon adoption.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

2.  Significant Accounting Policies (Concluded)

    guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:



                                                                    Purchases          Sales
                                                                ----------------- ---------------
AXA Aggressive Allocation ...................................    $1,574,000,567    $203,580,195
AXA Conservative Allocation .................................       483,727,415     274,474,555
AXA Conservative-Plus Allocation ............................       517,140,202     226,909,021
AXA Moderate Allocation .....................................     1,781,804,729     429,829,076
AXA Moderate-Plus Allocation ................................     4,194,688,826     441,795,368
EQ/AllianceBernstein Common Stock ...........................       105,782,979     274,200,417
EQ/AllianceBernstein Intermediate Government Securities .....        94,526,527     100,339,401
EQ/AllianceBernstein International ..........................       525,842,995     147,392,745
EQ/AllianceBernstein Large Cap Growth .......................        66,214,400      89,930,038
EQ/AllianceBernstein Quality Bond ...........................       115,244,586      91,853,154
EQ/AllianceBernstein Small Cap Growth .......................       179,907,316     131,342,305
EQ/AllianceBernstein Value ..................................     1,184,342,286     426,360,657
EQ/Ariel Appreciation II ....................................        38,364,867      14,129,840
EQ/AXA Rosenberg Value Long/Short Equity ....................        47,765,462      57,104,662
EQ/BlackRock Basic Value Equity .............................       215,197,170     168,182,333
EQ/BlackRock International Value ............................       365,062,359     252,692,461
EQ/Boston Advisors Equity Income ............................        70,256,059      56,315,936
EQ/Calvert Socially Responsible .............................        21,242,617      16,651,000
EQ/Capital Guardian Growth ..................................       122,838,328      82,764,398
EQ/Capital Guardian Research ................................       987,666,083     261,431,485
EQ/Caywood-Scholl High Yield Bond ...........................        88,587,214      41,872,664
EQ/Davis New York Venture ...................................       242,695,862      30,349,759
EQ/Equity 500 Index .........................................       263,550,231     342,362,255
EQ/Evergreen International Bond .............................       135,764,559      28,971,003
EQ/Evergreen Omega ..........................................        80,017,106      50,391,265
EQ/FI Mid Cap ...............................................       292,675,179     184,213,883
EQ/Franklin Income ..........................................       570,493,777      78,283,279
EQ/Franklin Small Cap Value .................................        77,440,875      27,483,390
EQ/Franklin Templeton Founding Strategy .....................       848,705,074      27,353,197
EQ/GAMCO Mergers and Acquisitions ...........................        73,822,473      24,471,792
EQ/GAMCO Small Company Value ................................       307,490,507      86,416,754
EQ/International ETF ........................................            43,151              --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


3.  Purchases and Sales of Investments (Concluded)


                                                    Purchases          Sales
                                                ---------------- ----------------
EQ/International Growth .....................    $  212,680,981   $   69,155,055
EQ/JP Morgan Value Opportunities ............       143,798,066      140,287,917
EQ/JPMorgan Core Bond .......................       245,153,404      218,046,730
EQ/Legg Mason Value Equity ..................        60,083,666       41,192,550
EQ/Long Term Bond ...........................        78,437,130       50,383,490
EQ/Lord Abbett Growth and Income ............        63,857,087       49,292,034
EQ/Lord Abbett Large Cap Core ...............        45,443,268       19,568,876
EQ/Lord Abbett Mid Cap Value ................       182,756,218       75,154,237
EQ/Marsico Focus ............................       442,765,372      257,546,754
EQ/Money Market .............................     1,314,819,221    1,076,224,388
EQ/Montag & Caldwell Growth .................        76,210,012       13,332,892
EQ/Mutual shares ............................       337,206,972       62,334,863
EQ/Oppenheimer Global .......................       106,280,264       13,679,044
EQ/Oppenheimer Main Street Opportunity ......        43,595,447       11,147,362
EQ/Oppenheimer Main Street Small Cap ........        71,728,214       16,216,462
EQ/PIMCO Real Return ........................       275,289,844      121,029,792
EQ/Short Duration Bond ......................        81,900,953       61,613,220
EQ/Small Company Index ......................       134,249,184      117,666,036
EQ/T. Rowe Price Growth Stock ...............       251,213,192       40,806,349
EQ/Templeton Founding Strategy ..............       848,705,074       27,353,197
EQ/Templeton Growth .........................       263,830,235       43,473,860
EQ/UBS Growth and Income ....................        39,639,289       25,323,649
EQ/Van Kampen Comstock ......................       110,858,803       57,387,901
EQ/Van Kampen Emerging Markets Equity .......       799,525,466      379,792,888
EQ/Van Kampen Mid Cap Growth ................       222,650,115       42,972,814
EQ/Van Kampen Real Estate ...................       592,379,012       52,915,501
MarketPLUS International Core ...............       336,206,732      227,082,320
MarketPLUS Large Cap Core ...................        76,514,085       75,405,954
MarketPLUS Large Cap Growth .................       129,519,874       75,105,421
MarketPLUS Mid Cap Value ....................       317,174,619      226,599,246
MarketPlus Small Cap Value ..................       116,011,310      234,573,656
Multimanager Aggressive Equity ..............        32,494,465       50,944,799
Multimanager Core Bond ......................       169,638,479      179,921,909
Multimanager Health Care ....................        92,166,089       63,650,471
Multimanager High Yield .....................       213,304,121      231,116,721
Multimanager International Equity ...........       245,829,048      164,226,264
Multimanager Large Cap Core Equity ..........        56,123,337       48,095,082
Multimanager Large Cap Growth ...............        99,980,987       80,668,907
Multimanager Large Cap Value ................       203,928,625      153,428,851
Multimanager Mid Cap Growth .................        92,728,457       95,248,564
Multimanager Mid Cap Value ..................       100,107,114      113,875,893
Multimanager Small Cap Growth ...............       210,458,013       97,409,394
Multimanager Technology .....................       156,079,275       99,318,164
Target 2015 Allocation ......................            47,294               --
Target 2025 Allocation ......................            43,274               --
Target 2035 Allocation ......................            37,156               --
Target 2045 Allocation ......................            56,756               --

4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable serves as investment manager of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with


                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

4.  Expenses and Related Party Transactions (Concluded)

    respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio              Surviving Portfolio
----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income                     EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------
Shares -- Class B               44,933,985                    162,692,850
Value -- Class B            $        19.21                 $        16.27
Net assets before merger    $  863,181,852                 $1,783,830,817
Net assets after merger     $           --                 $2,647,012,669
----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate           EQ/Van Kampen Real Estate
----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                     56,627,684
Value -- Class A           $        23.88                 $         9.13
Net assets before merger   $  508,643,427                 $    8,367,328
Net assets after merger    $           --                 $  517,010,755
----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian            EQ/Capital Guardian
                           U.S. Equity                    Research
----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                    116,269,762
Value -- Class B           $        12.05                 $        15.08
Net assets before merger   $1,010,116,880                 $  743,231,131
Net assets after merger    $           --                 $1,753,348,011
----------------------------------------------------------------------------------------



                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007

5.  Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------------
July 6, 2007                Removed Portfolio               Surviving Portfolio
--------------------------------------------------------------------------------------
                                                            EQ/T. Rowe Price
                            EQ/Janus Large Cap Growth       Growth Stock
--------------------------------------------------------------------------------------
Shares -- Class B             30,565,607                      12,460,629
Value -- Class B            $       7.62                    $      23.21
Net assets before merger    $232,909,925                    $ 56,301,274
Net assets after merger     $         --                    $289,211,199
--------------------------------------------------------------------------------------
                            EQ/Wells Fargo Montgomery       Multimanager Small
                            Small Cap                       Cap Growth
--------------------------------------------------------------------------------------
Shares -- Class B              8,839,563                      28,086,973
Value -- Class B            $      14.94                    $      10.65
Net assets before merger    $132,063,071                    $167,063,191
Net assets after merger     $         --                    $299,126,262
--------------------------------------------------------------------------------------
 November 17, 2006          Laudus Rosenberg VIT            EQ/AXA Rosenberg
                            Value Long/Short Equity         Value Long/Short Equity
--------------------------------------------------------------------------------------
Shares -- Class B             13,400,696                      13,400,696
Value -- Class B            $143,923,474                    $143,923,474
Net Assets before merger    $143,923,474                              --
Net Assets after merger               --                    $143,923,474
--------------------------------------------------------------------------------------

6.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:



                                                                        Asset-based                    Current     Maximum
                                                      Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                      Expense Risks       Charge          Charge        Charge     Charge
                                                     --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ..............................        0.50%             --               --          0.50%      0.50%
Accumulator Express ..............................        0.70%            0.25%             --          0.95%      0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ....................................        0.90%            0.30%             --          1.20%      1.20%
Accumulator issued after April 1, 2002 ...........        0.75%            0.25%            0.20%        1.20%      1.20%
Accumulator issued on or after
  September 15, 2003 .............................        0.75%            0.30%            0.20%        1.25%      1.25%
Retirement Income for Life .......................        0.75%            0.30%            0.20%        1.25%      1.25%
Accumulator 06, 07 ...............................        0.80%            0.30%            0.20%        1.30%      1.30%
Stylus ...........................................        0.80%            0.30%            0.05%        1.15%      1.15%
Retirement Income for Life (NY) ..................        0.80%            0.30%            0.20%        1.30%      1.30%
Accumulator issued on or after May 1, 1997 .......        1.10%            0.25%             --          1.35%      1.35%
Accumulator Plus .................................        0.90%            0.25%            0.25%        1.40%      1.40%
Accumulator Plus issued on or after
  September 15, 2003 .............................        0.90%            0.35%            0.25%        1.50%      1.50%
Accumulator issued on or after March 1, 2000 .....        1.10%            0.25%            0.20%        1.55%      1.55%
Accumulator Elite, Plus, Select ..................        1.10%            0.25%            0.25%        1.60%      1.60%
Accumulator Elite issued on or after
  September 15, 2003 .............................        1.10%            0.30%            0.25%        1.65%      1.65%
Accumulator Elite 06, 07 .........................        1.10%            0.30%            0.25%        1.65%      1.65%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Continued)


                                                           Asset-based                    Current     Maximum
                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                         Expense Risks       Charge          Charge        Charge     Charge
                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Select issued on or
  after September 15, 2003 ..........        1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II ................        1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ...............        1.10%           0.35%            0.45%        1.90%       1.90%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.


                                             When charge
               Charges                       is deducted                      Amount deducted                      How deducted
               -------                       -----------                      ---------------                      ------------
Charges for state premium and other   At time of transaction       Varies by state                             Applied to an annuity
applicable taxes                                                                                               payout option

Charge for Trust expenses             Daily                        Varies by portfolio                         Unit value

Annual Administrative charge          Annually on each             Depending on account value, in Years 1      Unit liquidation
                                      contract date anniversary.   to 2 lesser of $30 or 2% of account         from account value
                                                                   value, thereafter $30

Variable Immediate Annuity payout     At time of transaction       $350 annuity administrative fee             Unit liquidation from
option administrative fee                                                                                      account value

Withdrawal charge                     At time of transaction       Low - During the first seven contract       Unit liquidation from
                                                                   years following a contribution, a 7%        account value
                                                                   charge is deducted in the first contract
                                                                   year from amounts withdrawn that exceed
                                                                   10% of the account value. It declines 1%
                                                                   each year to 1% in the seventh contract
                                                                   year.

                                                                   High - During the first eight contract
                                                                   years following a contribution, a charge
                                                                   is deducted from amounts withdrawn that
                                                                   exceed 10% of the account value. The
                                                                   charge is 8% in the first two contract
                                                                   years following a contribution; the
                                                                   charge is 7% in the third and fourth
                                                                   contract years following a contribution;
                                                                   thereafter it declines by 1% each year
                                                                   in the fifth to eighth contract year.

BaseBuilder benefit charge            Annually on each             0.30%                                       Unit liquidation from
                                      contract date anniversary.                                               account value

Protection Plus                       Annually on each             Low - 0.20%                                 Unit liquidation from
                                      contract date anniversary.                                               account value
                                                                   High - 0.35%.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85            Annually on each             Low - 0.20% of the Annual ratchet to        Unit liquidation from
                                      contract date anniversary.   age 85 benefit base                         account value
                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85 or   Annually on each             0.50% of the greater of 5% roll-up to       Unit liquidation from
  annual ratchet to age 85            contract date anniversary.   age 85 or annual ratchet to age 85          account value
                                                                   benefit base

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


6. Contractowner Charges (Concluded)


                                                When charge
               Charges                          is deducted                     Amount deducted                    How deducted
               -------                          -----------                     ---------------                    ------------
  6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70)
                                                                     benefit base

  6% rollup to age 85                    Annually on each            Low - 0.35% of the 6% roll-up to          Unit liquidation from
                                         contract date anniversary.  age 85 benefit base                       account value

                                                                     High - 0.45% of the 6% roll-up to
                                                                     age 85 benefit base

  Greater of 6% or 3% rollup to age      Annually on each            Low - 0.45% of the 6% roll-up to          Unit liquidation from
  85 or annual ratchet to age 85         contract date anniversary.  age 85 benefit base or the Annual         account value
                                                                     ratchet to age 85 benefit base,
                                                                     as applicable

                                                                     High - 0.65% of the 6% or 3% roll-up
                                                                     to age 85 benefit base or the Annual
                                                                     ratchet to age 85 benefit base, as
                                                                     applicable

  Greater of 6.5% rollup to age                                      0.80% (max 0.95% if reset) of the
  85 or annual rachet to age 85                                      6.5% rollup to age 85 or annual
                                                                     rachet to age 85 benefit base

Guaranteed Withdrawal Benefit for        Annually on each            0.30%                                     Unit liquidation from
Life Enhanced Death Benefit              contract date anniversary                                             account value

Earnings Enhancement Benefit             Annually on each            0.35%                                     Unit liquidation from
(additional death benefit)               contract date anniversary                                             account value

Guaranteed Minimum Income Benefit        Annually on each            Low - 0.45%                               Unit liquidation from
                                         contract date anniversary.                                            account value
                                                                     High - 0.80% (max to 1.10%)


Guaranteed Principal Benefit             Annually on first 10        Low - 100% Guaranteed Principal           Unit liquidation from
                                         contract date               Benefit - 0.50%                           account value
                                         anniversaries
                                                                     High - 125% Guaranteed Principal
                                                                     Benefit - 0.75%

Guaranteed Withdrawal Benefit            Annually on each            Low - 5% Withdrawal Option is 0.30%       Unit liquidation from
                                         contract date anniversary   High - 7% Withdrawal Option is 0.50%      account value

Net Loan Interest charge for             Netted against loan         2.00%                                     Unit liquidation from
Rollover                                 repayment                                                             account value

Retirement Income for Life               Annually on contract date   Low -  0.60% for Single life              Unit liquidation from
Benefit charge                           anniversary                        0.80% for Joint life               account value
                                                                     High - 0.75% for Single life
                                                                            0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   Annually on each            Low - 0.60% for Single life;              Unit liquidation from
(GWBL)                                   contract date anniversary      0.75% for Joint life                   account value
                                                                     High - 0.75% for Single life;
                                                                        0.90% for Joint life


                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 14.25               --                --           --      5.63 %
         Highest contract charge 1.90% Class B (a)      $ 13.49               --                --           --      4.17 %
         All contract charges                                            189,188        $2,787,372         3.04%
  2006   Lowest contract charge 0.50% Class B (a)       $ 13.49               --                --           --      17.31 %
         Highest contract charge 1.90% Class B (a)      $ 12.95               --                --           --      15.46 %
         All contract charges                                --          103,270        $1,472,607         3.07%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.50               --                --           --      7.52 %
         Highest contract charge 1.90% Class B (a)      $ 11.22               --                --           --      6.01 %
         All contract charges                                --           46,362        $  572,360         5.10%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.70               --                --           --      7.00 %
         Highest contract charge 1.90% Class B (a)      $ 10.56               --                --           --      6.11 %
         All contract charges                                --           19,656        $  227,194         2.60%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)      $ 10.66               --                --           --      6.62 %
         All contract charges                                --              625        $    6,664         1.20%     --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 11.78               --                --           --      5.27 %
         Highest contract charge 1.90% Class B (a)      $ 11.15               --                --           --      3.82 %
         All contract charges                                             43,687        $  512,686         4.38%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.19               --                --           --      5.84 %
         Highest contract charge 1.90% Class B (a)      $ 10.74               --                --           --      4.35 %
         All contract charges                                --           27,021        $  304,681         4.30%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.57               --                --           --      1.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.29               --                --           --      0.50 %
         All contract charges                                --           18,040        $  194,239         4.02%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.37               --                --           --      3.74 %
         Highest contract charge 1.90% Class B (a)      $ 10.24               --                --           --      2.46 %
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.32               --                --           --      3.76 %
         Highest contract charge 1.70% Class B (d)      $ 10.30               --                --           --      3.00 %
         All contract charges                                --              483        $    4,989         3.76%     --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)       $ 12.22               --                --           --      4.98 %
         Highest contract charge 1.90% Class B (a)      $ 11.57               --                --           --      3.49 %
         All contract charges                                             83,083        $1,028,164         3.70%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.64               --                --           --      8.22 %
         Highest contract charge 1.90% Class B (a)      $ 11.18               --                --           --      6.70 %
         All contract charges                                --           62,323        $  744,035         3.65%     --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.76               --                --           --      2.73 %
         Highest contract charge 1.90% Class B (a)      $ 10.48               --                --           --      1.29 %
         All contract charges                                --           40,493        $  451,307         4.68%     --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.47               --                --           --      4.93 %
         Highest contract charge 1.90% Class B (a)      $ 10.34               --                --           --      3.63 %
         All contract charges                                --           18,199        $  198,701         4.62%     --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.42               --                --           --      4.83 %
         Highest contract charge 1.70% Class B (d)      $ 10.41               --                --           --      4.10 %
         All contract charges                                --              821        $    8,552         4.83%     --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7. Accumulation Unit Values (Continued)


          Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $  63.00               --                --           --      5.74 %
         Highest contract charge 1.90% Class B         $  46.16               --                --           --      4.25 %
         All contract charges                                            339,622        $5,580,780         3.49%
  2006   Lowest contract charge 0.50% Class B          $  59.58               --                --           --      9.77 %
         Highest contract charge 1.90% Class B         $  44.28               --                --           --      8.23 %
         All contract charges                                --          267,779        $4,210,726         3.03%     --
  2005   Lowest contract charge 0.50% Class B          $  54.27               --                --           --      4.27 %
         Highest contract charge 1.90% Class B         $  40.92               --                --           --      2.81 %
         All contract charges                                --          188,833        $2,886,531         2.93%     --
  2004   Lowest contract charge 0.50% Class B          $  52.05                                                      8.18 %
         Highest contract charge 1.90% Class B         $  39.80               --                --           --      6.66 %
         All contract charges                                --           94,832        $1,705,138         3.65%     --
  2003   Lowest contract charges 0.50% Class B         $  48.11               --                --           --      18.54 %
         Highest contract charges 1.90% Class B        $  37.31               --                --           --      16.86 %
         All contract charges                                --           18,997        $  653,817         3.59%     --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72               --                --           --      5.86 %
         Highest contract charge 1.90% Class B (a)     $  12.98               --                --           --      4.34 %
         All contract charges                                            689,233        $9,864,221         3.23%
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96               --                --           --      13.93 %
         Highest contract charge 1.90% Class B (a)     $  12.44               --                --           --      12.33 %
         All contract charges                                --          450,637        $6,186,804         3.16%     --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37               --                --           --      6.14 %
         Highest contract charge 1.90% Class B (a)     $  11.07               --                --           --      4.65 %
         All contract charges                                --          231,245        $2,819,241         5.28%     --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71               --                --           --      7.46 %
         Highest contract charge 1.90% Class B (a)     $  10.58               --                --           --      6.13 %
         All contract charges                                --           82,739        $  955,400         4.09%     --
  2003   Lowest contract charge 1.25% Class B (d)      $  10.68               --                --           --      6.80 %
         Highest contract charge 1.70% Class B (d)     $  10.66               --                --           --      6.60 %
         All contract charges                                --            2,415        $   25,768         2.70%     --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 358.57               --                --           --      2.96 %
         Highest contract charge 1.90% Class B         $ 228.16               --                --           --      1.51 %
         All contract charges                                             41,874        $1,221,553         0.97%
  2006   Lowest contract charge 0.50% Class B          $ 348.26               --                --           --      10.14 %
         Highest contract charge 1.90% Class B         $ 224.77               --                --           --      8.59 %
         All contract charges                                --           44,440        $1,355,393         1.20%     --
  2005   Lowest contract charge 0.50% Class B          $ 316.20               --                --           --      3.78 %
         Highest contract charge 1.90% Class B         $ 206.99               --                --           --      2.33 %
         All contract charges                                --           36,983        $1,277,968         0.84%     --
  2004   Lowest contract charge 0.50% Class B          $ 304.68               --                --           --      13.55 %
         Highest contract charge 1.90% Class B         $ 202.28               --                --           --      11.95 %
         All contract charges                                --           23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B         $ 268.33               --                --           --      48.81 %
         Highest contract charges 1.90% Class B        $ 180.69               --                --           --      46.72 %
         All contract charges                                --            5,325        $  877,988         1.30%     --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 23.06               --                --           --      6.32 %
         Highest contract charge 1.90% Class B       $ 18.19               --                --           --      4.84 %
         All contract charges                                          18,561        $  296,887         4.29%
  2006   Lowest contract charge 0.50% Class B        $ 21.69               --                --           --      2.61 %
         Highest contract charge 1.90% Class B       $ 17.35               --                --           --      1.17 %
         All contract charges                             --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B        $ 21.14               --                --           --      0.73 %
         Highest contract charge 1.90% Class B       $ 17.15               --                --           --       (0.68)%
         All contract charges                             --           20,170        $  320,909         3.41%         --
  2004   Lowest contract charge 0.50% Class B        $ 20.98               --                --           --      1.43 %
         Highest contract charge 1.90% Class B       $ 17.27               --                --           --          --
         All contract charges                             --           20,300        $  340,096         3.02%         --
  2003   Lowest contract charges 0.50% Class B       $ 20.69               --                --           --      1.61 %
         Highest contract charges 1.90% Class B      $ 17.27               --                --           --      0.22 %
         All contract charges                             --           17,987        $  328,020         4.49%         --
EQ/AllianceBernstein International (e)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.65               --                --           --      11.14 %
         Highest contract charge 1.90% Class B       $ 18.91               --                --           --      9.62 %
         All contract charges                                          64,446        $1,284,350         1.43%
  2006   Lowest contract charge 0.50% Class B        $ 20.38               --                --           --      22.90 %
         Highest contract charge 1.90% Class B       $ 17.25               --                --           --      21.18 %
         All contract charges                             --           50,659        $  919,120         1.53%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.58               --                --           --      14.72 %
         Highest contract charge 1.90% Class B       $ 14.24               --                --           --      13.11 %
         All contract charges                             --           39,214        $  585,935         1.67%         --
  2004   Lowest contract charge 0.50% Class B        $ 14.45               --                --           --      17.58 %
         Highest contract charge 1.90% Class B       $ 12.59               --                --           --      15.93 %
         All contract charges                             --           28,144        $  371,190         2.10%         --
  2003   Lowest contract charges 0.50% Class B       $ 12.29               --                --           --      34.47 %
         Highest contract charges 1.90% Class B      $ 10.86               --                --           --      32.60 %
         All contract charges                             --           20,522        $  232,935         2.53%         --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $  8.47               --                --           --      13.39 %
         Highest contract charge 1.90% Class B       $  7.49               --                --           --      11.79 %
         All contract charges                                          45,255        $  411,124           --
  2006   Lowest contract charge 0.50% Class B        $  7.47               --                --           --       (1.04)%
         Highest contract charge 1.90% Class B       $  6.70               --                --           --       (2.43)%
         All contract charges                             --           49,049        $  384,363           --          --
  2005   Lowest contract charge 0.50% Class B        $  7.55               --                --           --      14.36 %
         Highest contract charge 1.90% Class B       $  6.86               --                --           --      12.75 %
         All contract charges                             --           53,599        $  409,334           --          --
  2004   Lowest contract charge 0.50% Class B        $  6.60               --                --           --      7.84 %
         Highest contract charge 1.90% Class B       $  6.09               --                --           --      6.32 %
         All contract charges                             --           54,060        $  349,068           --          --
  2003   Lowest contract charges 0.50% Class B       $  6.12               --                --           --      22.65 %
         Highest contract charges 1.90% Class B      $  5.73               --                --           --      20.89 %
         All contract charges                             --           55,750        $  326,649           --          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 19.09               --                --           --      4.03 %
         Highest contract charge 1.90% Class B       $ 15.60               --                --           --      2.56 %
         All contract charges                                          28,944        $  393,130         4.95%
  2006   Lowest contract charge 0.50% Class B        $ 18.35               --                --           --      3.30 %
         Highest contract charge 1.90% Class B       $ 15.21               --                --           --      1.85 %
         All contract charges                             --           27,600        $  371,451         4.04%           --
  2005   Lowest contract charge 0.50% Class B        $ 17.77               --                --           --      1.49 %
         Highest contract charge 1.90% Class B       $ 14.94               --                --           --      0.07 %
         All contract charges                             --           25,641        $  349,668         3.92%           --
  2004   Lowest contract charge 0.50% Class B        $ 17.51               --                --           --      3.23 %
         Highest contract charge 1.90% Class B       $ 14.93               --                --           --      1.78 %
         All contract charges                             --           21,465        $  310,126         4.04%           --
  2003   Lowest contract charges 0.50% Class B       $ 16.96               --                --           --      3.03 %
         Highest contract charges 1.90% Class B      $ 14.67               --                --           --      1.59 %
         All contract charges                             --           16,832        $  258,083         3.43%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 22.92               --                --           --      16.11 %
         Highest contract charge 1.90% Class B       $ 19.71               --                --           --      14.46 %
         All contract charges                                          28,246        $  526,859           --
  2006   Lowest contract charge 0.50% Class B        $ 19.74               --                --           --      8.46 %
         Highest contract charge 1.90% Class B       $ 17.22               --                --           --      6.94 %
         All contract charges                             --           29,035        $  479,583           --           --
  2005   Lowest contract charge 0.50% Class B        $ 18.20               --                --           --      10.95 %
         Highest contract charge 1.90% Class B       $ 16.10               --                --           --      9.40 %
         All contract charges                             --           28,133        $  443,581           --           --
  2004   Lowest contract charge 0.50% Class B        $ 16.41               --                --           --      13.41 %
         Highest contract charge 1.90% Class B       $ 14.72               --                --           --      11.82 %
         All contract charges                             --           27,198        $  400,895           --           --
  2003   Lowest contract charges 0.50% Class B       $ 14.47               --                --           --      40.21 %
         Highest contract charges 1.90% Class B      $ 13.16               --                --           --      38.25 %
         All contract charges                             --           24,622        $  333,931           --           --
EQ/AllianceBernstein Value (n)
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.41               --                --           --       (5.05)%
         Highest contract charge 1.90% Class B       $ 15.98               --                --           --       (6.39)%
         All contract charges                                         150,945        $2,349,958         1.61%
  2006   Lowest contract charge 0.50% Class B        $ 19.39               --                --           --      20.78 %
         Highest contract charge 1.90% Class B       $ 17.07               --                --           --      19.09 %
         All contract charges                             --          110,933        $1,850,638         1.64%         --
  2005   Lowest contract charge 0.50% Class B        $ 16.05               --                --           --      4.91 %
         Highest contract charge 1.90% Class B       $ 14.33               --                --           --      3.44 %
         All contract charges                             --          101,618        $1,439,640         1.18%         --
  2004   Lowest contract charge 0.50% Class B        $ 15.30               --                --           --      12.88 %
         Highest contract charge 1.90% Class B       $ 13.86               --                --           --      11.29 %
         All contract charges                             --           91,811        $1,278,595         1.46%         --
  2003   Lowest contract charges 0.50% Class B       $ 13.56               --                --           --      28.17 %
         Highest contract charges 1.90% Class B      $ 12.45               --                --           --      26.28 %
         All contract charges                             --           70,973        $  907,823         1.69%         --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value         (000s)          (000s)     Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 11.29                 --                --           --       (1.66)%
         Highest contract charge 1.90% Class B (g)      $ 10.94                 --                --           --       (3.10)%
         All contract charges                                                4,758        $   52,563         0.47%
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.48                 --                --           --       10.61%
         Highest contract charge 1.90% Class B (g)      $ 11.29                 --                --           --        9.06%
         All contract charges                                --              2,735        $   31,030         1.21%         --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.38                 --                --           --        3.83%
         Highest contract charge 1.90% Class B (g)      $ 10.35                 --                --           --        3.49%
         All contract charges                                --                510        $    5,276         1.00%         --
EQ/AXA Rosenberg Value Long/Short Equity (i)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (a)       $ 11.04                 --                --           --        2.03%
         Highest contract charge 1.70% Class B (d)      $ 11.07                 --                --           --        1.47%
         All contract charges                                               12,069        $  134,307         1.91%
  2006   Lowest contract charge 1.20% Class B (a)       $ 10.82                 --                --           --        0.23%
         Highest contract charge 1.70% Class B (d)      $ 10.91                 --                --           --       (0.27)%
         All contract charges                                --             13,017        $  142,226         2.84%         --
  2005   Lowest contract charge 1.20% Class B (a)       $ 10.79                 --                --           --        6.22%
         Highest contract charge 1.70% Class B (d)      $ 10.94                 --                --           --        5.69%
         All contract charges                                --             11,318        $  123,394           --          --
  2004   Lowest contract charge 1.20% Class B (a)       $ 10.16                 --                --           --        1.27%
         Highest contract charge 1.70% Class B (d)      $ 10.35                 --                --           --        1.87%
         All contract charges                                --              3,869        $   39,780           --
  2003   Lowest contract charge 1.25% Class B (d)       $ 10.17                 --                --           --        1.72%
         Highest contract charge 1.70% Class B (d)      $ 10.16                 --                --           --        1.60%
         All contract charges                                --                 95        $      966           --          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 26.45                 --                --           --        0.69%
         Highest contract charge 1.90% Class B          $ 22.74             45,201        $  829,334         1.08%      (0.74)%
         All contract charges                                                   --                --           --       20.31%
  2006   Lowest contract charge 0.50% Class B           $ 26.27                 --                --           --       18.62%
         Highest contract charge 1.90% Class B          $ 22.91             44,747        $  846,668         2.90%         --
         All contract charges                                --                 --                --           --        2.44%
  2005   Lowest contract charge 0.50% Class B           $ 21.84                 --                --           --        1.00%
         Highest contract charge 1.90% Class B          $ 19.32             43,949        $  723,084         1.38%         --
         All contract charges                                --                 --                --           --       10.02%
  2004   Lowest contract charge 0.50% Class B           $ 21.32                 --                --           --        8.47%
         Highest contract charge 1.90% Class B          $ 19.12             40,543        $  701,451         2.37%
         All contract charges                                --                 --                --           --       30.58%
  2003   Lowest contract charges 0.50% Class B          $ 19.38                 --                --           --       28.69%
         Highest contract charges 1.90% Class B         $ 17.63             25,890        $  466,739         0.68%         --
         All contract charges                                --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 27.28                 --                --           --        9.65%
         Highest contract charge 1.90% Class B          $ 23.45                 --                --           --        8.06%
         All contract charges                                               52,311        $1,144,877         1.85%
  2006   Lowest contract charge 0.50% Class B           $ 24.88                 --                --           --       25.06%
         Highest contract charge 1.90% Class B          $ 21.70                 --                --           --       23.30%
         All contract charges                                --             51,776        $1,057,795         3.58%         --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value         (000s)          (000s)     Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --               --            --       10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --               --            --        8.74%
         All contract charges                                --           44,488         $754,971          1.84%        --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --               --            --       21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --               --            --       19.33%
         All contract charges                                --           34,210         $557,170          1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --               --            --       27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --               --            --       25.56%
         All contract charges                                --           29,705         $415,925          2.52%         --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50               --               --            --        3.31%
         Highest contract charge 1.90% Class B (c)      $  6.59               --               --            --        1.70%
         All contract charges                                             31,430         $202,051          1.82%
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26               --               --            --       15.39%
         Highest contract charge 1.90% Class B (c)      $  6.48               --               --            --       13.77%
         All contract charges                                --           30,079         $198,213          2.39%         --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30               --               --            --        5.62%
         Highest contract charge 1.90% Class B (c)      $  5.69               --               --            --        4.14%
         All contract charges                                --           22,950         $135,055          2.19%         --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96               --               --            --        9.05%
         Highest contract charge 1.90% Class B (c)      $  5.47               --               --            --        8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%         --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.74               --               --            --       11.53%
         Highest contract charge 1.90% Class B          $  9.54               --               --            --        9.91%
         All contract charges                                              5,341         $ 62,358          0.23%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --        4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --        3.24%
         All contract charges                                --            5,169         $ 54,129            --          --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --        8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --        6.68%
         All contract charges                                --            4,883         $ 47,467            --          --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --        3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --        1.62%
         All contract charges                                --            3,656         $ 31,705            --          --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --       27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --       25.41%
         All contract charges                                --            2,756         $ 21,924            --          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.95               --               --            --        4.91%
         Highest contract charge 1.90% Class B          $ 12.85               --               --            --        3.46%
         All contract charges                                             34,213         $439,864            --
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --        6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --        5.37%
         All contract charges                                --           30,418         $380,312          0.18%         --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --        4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --        3.12%
         All contract charges                                --           23,591         $283,809          0.21%         --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --        5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --        3.53%
         All contract charges                                --           20,651         $244,375          0.51%         --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B         $ 11.05
         All contract charges                                --
EQ/Capital Guardian Research (j)
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.76
         Highest contract charges 1.90% Class B         $ 10.07
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.90% Class B (f)      $ 11.06
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.23
         Highest contract charge 1.90% Class B (h)      $ 11.02
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --



                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment       Total
                (000s)          (000s)     Income ratio**   Return***
         ------------------- ------------ ---------------- ------------
EQ/Capital Guardian Growth (Continued)
-----------------------------------------------------------------------
  2003              --                --           --        23.38%
                    --                --           --        21.70%
                22,285        $  254,404         0.13%          --
EQ/Capital Guardian Research (j)
--------------------------------
  2007              --                --           --         1.15%
                    --                --           --        (0.32)%
               113,240        $1,497,202         1.28%
  2006              --                --           --        11.50%
                    --                --           --         9.93%
                56,224        $  739,096         0.56%          --
  2005              --                --           --         5.53%
                    --                --           --         4.05%
                59,370        $  704,554         0.56%         --
  2004              --                --           --        10.35%
                    --                --           --         8.80%
                61,357        $  694,282         0.67%          --
  2003              --                --           --        30.90%
                    --                --           --        29.10%
                54,622        $  562,488         0.48%          --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2007              --                --           --         2.32%
                    --                --           --         0.82%
                15,706        $  143,500         7.16%
  2006              --                --           --         7.42%
                    --                --           --         5.92%
                10,025        $  103,369         7.96%          --
  2005              --                --           --         4.56%
                    --                --           --         3.58%
                 3,193        $   33,180        15.00%          --
EQ/Davis New York Venture
-------------------------
  2007              --                --           --         3.22%
                    --                --           --         1.75%
                24,733        $  273,949         0.62%
  2006              --                --           --         8.76%
                    --                --           --         8.29%
                 5,631        $   61,054         0.75%          --
EQ/Equity 500 Index
-------------------
  2007              --                --           --         4.42%
                    --                --           --         2.94%
                74,013        $1,576,822         1.31%
  2006              --                --           --        14.52%
                    --                --           --        12.91%
                76,302        $1,640,567         1.54%          --
  2005              --                --           --         3.88%
                    --                --           --         2.42%
                76,052        $1,537,157         1.35%          --
  2004              --                --           --         9.68%
                    --                --           --         8.14%
                67,829        $1,471,224         1.53%          --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003   Lowest contract charges 0.50% Class B          $ 25.65
         Highest contract charges 1.90% Class B         $ 22.31
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.93
         Highest contract charge 1.90% Class B (g)      $ 10.59
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 10.05
         Highest contract charge 1.90% Class B (g)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $  9.77
         Highest contract charge 1.90% Class B (g)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B         $  7.67
         All contract charges                                --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 14.59
         Highest contract charge 1.90% Class B          $ 13.15
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 13.58
         Highest contract charge 1.90% Class B          $ 12.41
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B          $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B          $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B         $  9.55
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.62
         Highest contract charge 1.90% Class B (h)      $ 10.42
         All contract charges



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2003              --                --           --         27.21%
                    --                --           --         25.40%
                50,505        $1,166,468         1.51%           --
EQ/Evergreen International Bond
-------------------------------
  2007              --                --           --          8.76%
                    --                --           --          7.19%
                18,195        $  194,602         3.41%
  2006              --                --           --          2.90%
                    --                --           --          1.46%
                 8,137        $   80,817         0.43%           --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --            --
EQ/Evergreen Omega
------------------
  2007              --                --           --         10.79%
                    --                --           --          9.26%
                15,374        $  176,492           --
  2006              --                --           --          5.34%
                    --                --           --          3.86%
                13,748        $  141,667         2.13%           --
  2005              --                --           --          3.44%
                    --                --           --          1.99%
                15,270        $  147,725         0.04%           --
  2004              --                --           --          6.51%
                    --                --           --          5.01%
                15,623        $  142,569         0.35%           --
  2003              --                --           --         37.40%
                    --                --           --         35.51%
                 9,822        $   78,212           --            --
EQ/FI Mid Cap
-------------
  2007              --                --           --          7.44 %
                    --                --           --          5.96%
                70,501        $1,035,525           --
  2006              --                --           --         10.97%
                    --                --           --          9.41%
                72,246        $  989,519         3.28%           --
  2005              --                --           --          5.84%
                    --                --           --          4.35%
                70,729        $  867,602         7.65%           --
  2004              --                --           --         15.45%
                    --                --           --         13.82%
                64,623        $  740,923         2.53%           --
  2003              --                --           --         42.80%
                    --                --           --         40.88%
                49,567        $  483,002           --            --
EQ/Franklin Income
------------------
  2007              --                --           --          1.53%
                    --                --           --          0.10%
                57,439        $  601,803         4.16%

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Income (Continued)
-----------------------------
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.46
         Highest contract charge 1.90% Class B (h)      $ 10.41
         All contract charges                                --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $  9.86
         Highest contract charge 1.90% Class B (h)      $  9.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.85
         Highest contract charge 1.90% Class B (h)      $ 10.80
         All contract charges                                --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (p)       $  9.57
         Highest contract charge 1.90% Class B (p)      $  9.48
         All contract charges
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.14
         Highest contract charge 1.90% Class B (f)      $ 11.69
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.79
         Highest contract charge 1.90% Class B (f)      $ 11.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.56
         Highest contract charge 1.90% Class B (f)      $ 10.46
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 35.02
         Highest contract charge 1.90% Class B (c)      $ 26.60
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 32.21
         Highest contract charge 1.90% Class B (c)      $ 24.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 27.24
         Highest contract charge 1.90% Class B (c)      $ 21.28
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $ 26.24
         Highest contract charge 1.90% Class B (c)      $ 20.79
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 16.72
         Highest contract charge 1.90% Class B (f)      $ 16.10
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 14.46
         Highest contract charge 1.90% Class B (f)      $ 14.12
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.56
         Highest contract charge 1.90% Class B (f)      $ 11.46
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Franklin Income (Continued)
------------------------------
  2006              --               --            --          4.56%
                    --               --            --          4.11%
                12,757         $132,983          2.34%           --
EQ/Franklin Small Cap Value
---------------------------
  2007              --               --            --       ( 9.12)%
                    --               --            --       (10.37)%
                 5,985         $ 58,243          0.48%
  2006              --               --            --          8.50%
                    --               --            --          8.03%
                 1,481         $ 16,022          0.54%           --
EQ/Franklin Templeton Founding Strategy (p)
-------------------------------------------
  2007              --               --            --        (4.30)%
                    --               --            --        (5.20)%
                83,451         $793,251          2.63%
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2007              --               --            --          2.97%
                    --               --            --          1.48%
                11,173         $131,859          0.78%
  2006              --               --            --         11.65%
                    --               --            --         10.08%
                 7,462         $ 86,530          6.34%           --
  2005              --               --            --          5.64%
                    --               --            --          4.65%
                 2,307         $ 24,225          5.28%           --
EQ/GAMCO Small Company Value
----------------------------
  2007              --               --            --          8.72%
                    --               --            --          7.21%
                15,674         $470,454          0.52%
  2006              --               --            --         18.24%
                    --               --            --         16.58%
                 8,969         $243,842          1.60%           --
  2005              --               --            --          3.80%
                    --               --            --          2.34%
                 5,611         $129,461          1.01%           --
  2004              --               --            --         13.51%
                    --               --            --         13.22%
                   797         $ 17,882          0.39%
EQ/International Growth
-----------------------
  2007              --               --            --         15.63%
                    --               --            --         14.02%
                16,401         $237,725          0.72%
  2006              --               --            --         25.01%
                    --               --            --         23.26%
                 6,096         $ 83,819          1.21%           --
  2005              --               --            --         15.64%
                    --               --            --         14.56%
                 1,394         $ 16,015          2.07%           --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 15.88
         Highest contract charge 1.90% Class B          $ 13.78
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 15.48
         Highest contract charge 1.90% Class B          $ 13.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 13.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.70
         Highest contract charge 1.90% Class B          $ 13.31
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 14.19
         Highest contract charges 1.90% Class B         $ 13.04
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 17.16
         Highest contract charge 1.90% Class B          $ 14.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.46
         Highest contract charge 1.90% Class B          $ 15.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.58
         Highest contract charge 1.90% Class B          $ 12.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.10
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.78
         Highest contract charges 1.90% Class B         $ 11.62
         All contract charges                                --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (g)       $ 10.61
         Highest contract charge 1.90% Class B (g)      $ 10.28
         All contract charges
  2006   Lowest contract charge 0.50% Class B (g)       $ 11.33
         Highest contract charge 1.90% Class B (g)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (g)       $ 10.66
         Highest contract charge 1.90% Class B (g)      $ 10.63
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.89
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.19
         Highest contract charge 1.90% Class B (f)      $  9.95
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond
---------------------
  2007              --                --           --          2.58%
                    --                --           --          1.10%
                99,922        $1,271,392         4.32%
  2006              --                --           --          3.54%
                    --                --           --          2.09%
                99,116        $1,260,924         4.37%           --
  2005              --                --           --          1.71%
                    --                --           --          0.28%
                93,448        $1,190,350         3.56%           --
  2004              --                --           --          3.58%
                    --                --           --          2.12%
                80,724        $1,064,120         4.15%
  2003              --                --           --          2.84%
                    --                --           --          1.48%
                72,059        $  963,308         3.72%           --
EQ/JPMorgan Value Opportunities
-------------------------------
  2007              --                --           --        (1.72)%
                    --                --           --        (3.09)%
                27,538        $  419,788         1.32%
  2006              --                --           --         19.78%
                    --                --           --         18.10%
                31,332        $  492,862         4.27%           --
  2005              --                --           --          3.41%
                    --                --           --          1.95%
                35,102        $  468,128         1.50%           --
  2004              --                --           --         10.33%
                    --                --           --          8.78%
                38,178        $  499,166         1.28%           --
  2003              --                --           --         26.16%
                    --                --           --         24.41%
                39,281        $  471,766         1.42%           --
EQ/Legg Mason Value Equity
--------------------------
  2007              --                --           --        (6.35)%
                    --                --           --        (7.72)%
                17,409        $  180,500           --
  2006              --                --           --          6.30%
                    --                --           --          4.81%
                15,831        $  177,206         0.05%           --
  2005              --                --           --          6.62%
                    --                --           --          6.26%
                 2,464        $   26,219         0.13%           --
EQ/Long Term Bond
-----------------
  2007              --                --           --          6.87%
                    --                --           --          5.33%
                11,044        $  114,596         4.52%
  2006              --                --           --          1.31%
                    --                --           --        (0.11)%
                 8,360        $   83,248         5.01%           --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Long Term Bond (Continued)
-------------------------------------------------------------------
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.06
         Highest contract charge 1.90% Class B (f)      $  9.96
         All contract charges                                --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.80
         Highest contract charge 1.90% Class B (f)      $ 12.32
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.43
         Highest contract charge 1.90% Class B (f)      $ 12.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.66
         Highest contract charge 1.90% Class B (f)      $ 10.56
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 13.11
         Highest contract charge 1.90% Class B (f)      $ 12.63
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.91
         Highest contract charge 1.90% Class B (f)      $ 11.63
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.52
         All contract charges                                --
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 12.55
         Highest contract charge 1.90% Class B (f)      $ 12.09
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.54
         Highest contract charge 1.90% Class B (f)      $ 12.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.21
         Highest contract charge 1.90% Class B (f)      $ 11.11
         All contract charges                                --
EQ/Marsico Focus
-------------------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 19.52
         Highest contract charge 1.90% Class B          $ 17.85
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 17.20
         Highest contract charge 1.90% Class B          $ 15.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.82
         Highest contract charge 1.90% Class B          $ 14.88
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.36
         Highest contract charge 1.90% Class B          $ 13.70
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.06
         Highest contract charges 1.90% Class B         $ 12.63
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Long Term Bond (Continued)
-----------------------------
  2005              --                --           --          0.56%
                    --                --           --        (0.38)%
                 4,300        $   42,957         5.08%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2007              --                --           --          2.98%
                    --                --           --          1.48%
                11,815        $  147,275         1.13%
  2006              --                --           --         16.63%
                    --                --           --         14.99%
                11,071        $  135,386         1.21%           --
  2005              --                --           --          6.59%
                    --                --           --          5.59%
                 3,072        $   32,532         1.42%           --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2007              --                --           --         10.08%
                    --                --           --          8.60%
                 6,105        $   78,014         0.80%
  2006              --                --           --         12.13%
                    --                --           --         10.56%
                 4,229        $   49,544         1.21%           --
  2005              --                --           --          6.21%
                    --                --           --          5.22%
                 2,022        $   21,339         0.84%           --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2007              --                --           --          0.08%
                    --                --           --        (1.31)%
                24,325        $  297,470         0.54%
  2006              --                --           --         11.87%
                    --                --           --         10.30%
                17,475        $  215,636         1.22%           --
  2005              --                --           --         12.11%
                    --                --           --         11.07%
                 9,142        $  101,817         1.70%           --
EQ/Marsico Focus
----------------
  2007              --                --           --         13.49%
                    --                --           --         11.91%
               115,724        $1,909,092         0.18%
  2006              --                --           --          8.78%
                    --                --           --          7.25%
               110,995        $1,644,626         0.73%           --
  2005              --                --           --         10.15%
                    --                --           --          8.61%
                91,026        $1,281,504           --            --
  2004              --                --           --          9.96%
                    --                --           --          8.41%
                69,842        $  931,060           --            --
  2003              --                --           --         30.45%
                    --                --           --         28.62%
                50,777        $  646,010           --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2007   Lowest contract charge 0.00% Class B           $ 43.51
         Highest contract charge 1.90% Class B          $ 26.20
         All contract charges
  2006   Lowest contract charge 0.00% Class B           $ 41.55
         Highest contract charge 1.90% Class B          $ 25.51
         All contract charges                                --
  2005   Lowest contract charge 0.00% Class B           $ 39.77
         Highest contract charge 1.90% Class B          $ 24.88
         All contract charges                                --
  2004   Lowest contract charge 0.00% Class B           $ 38.75
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B          $ 38.46
         Highest contract charges 1.90% Class B         $ 25.00
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.32
         Highest contract charge 1.90% Class B (c)      $  5.56
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  5.26
         Highest contract charge 1.90% Class B (c)      $  4.69
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  4.90
         Highest contract charge 1.90% Class B (c)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  4.67
         Highest contract charge 1.90% Class B (c)      $  4.28
         All contract charges                                --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.86
         Highest contract charge 1.90% Class B (h)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.74
         Highest contract charge 1.90% Class B (h)      $ 10.69
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.70
         Highest contract charge 1.90% Class B (h)      $ 11.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.12
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges                                --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 11.28
         Highest contract charge 1.90% Class B (h)      $ 11.07
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.91
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
  2007              --               --            --          4.72%
                    --               --            --          2.70%
                45,468         $851,459          4.59%
  2006              --               --            --          4.48%
                    --               --            --          2.51%
                33,332         $612,694          4.41%           --
  2005              --               --            --          2.62%
                    --               --            --          0.68%
                24,414         $483,274          2.57%           --
  2004              --               --            --          0.78%
                    --               --            --        (1.14)%
                22,453         $474,277          0.74%           --
  2003              --               --            --          0.56%
                    --               --            --        (1.35)%
                22,249         $587,929          0.56%           --
EQ/Montag & Caldwell Growth
---------------------------
  2007              --               --            --         20.15%
                    --               --            --         18.55%
                18,657         $100,498          0.37%
  2006              --               --            --          7.41%
                    --               --            --          5.90%
                 6,440         $ 30,006          0.21%           --
  2005              --               --            --          4.88%
                    --               --            --          3.41%
                 4,693         $ 21,467          0.44%           --
  2004              --               --            --          7.93%
                    --               --            --          7.65%
                   451         $  1,993          0.48%           --
EQ/Mutual Shares
----------------
  2007              --               --            --          1.12%
                    --               --            --        (0.28)%
                32,835         $351,879            --
  2006              --               --            --          7.38%
                    --               --            --          6.92%
                 7,714         $ 82,586          0.39%           --
EQ/Oppenheimer Global
---------------------
  2007              --               --            --          5.22%
                    --               --            --          3.70%
                 9,648         $111,407          0.39%
  2006              --               --            --         11.23%
                    --               --            --         10.75%
                 1,756         $ 19,483          0.07%           --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2007              --               --            --          2.92%
                    --               --            --          1.47%
                 3,395         $ 37,791          0.59%
  2006              --               --            --          9.61%
                    --               --            --          9.13%
                   726         $  7,942          2.04%           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.88
         Highest contract charge 1.90% Class B (h)      $ 10.68
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 11.13
         Highest contract charge 1.90% Class B (h)      $ 11.08
         All contract charges                                --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.07
         Highest contract charge 1.90% Class B (f)      $ 10.66
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $  9.98
         Highest contract charge 1.90% Class B (f)      $  9.75
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $  9.99
         Highest contract charge 1.90% Class B (f)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.48
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.38
         Highest contract charge 1.90% Class B (f)      $ 10.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.04
         Highest contract charge 1.90% Class B (f)      $  9.94
         All contract charges                                --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B         $ 11.95
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2007              --               --            --        (2.25)%
                    --               --            --        (3.61)%
                 5,614         $ 60,151            --
  2006              --               --            --         11.28%
                    --               --            --         10.79%
                   868         $  9,639          1.06%           --
EQ/PIMCO Real Return
--------------------
  2007              --               --            --         10.92%
                    --               --            --          9.33%
                45,578         $486,803          3.07%
  2006              --               --            --        (0.11)%
                    --               --            --        (1.51)%
                31,108         $304,380          4.98%           --
  2005              --               --            --        (0.09)%
                    --               --            --        (1.02)%
                15,284         $151,723          5.31%           --
EQ/Short Duration Bond
----------------------
  2007              --               --            --          4.82%
                    --               --            --          3.35%
                 7,630         $ 80,793          4.54%
  2006              --               --            --          3.44%
                    --               --            --          1.99%
                 5,862         $ 59,826          4.22%           --
  2005              --               --            --          0.36%
                    --               --            --        (0.58)%
                 1,852         $ 18,465          2.64%           --
EQ/Small Company Index
----------------------
  2007              --               --            --        (2.32)%
                    --               --            --        (3.68)%
                28,985         $444,440          1.31%
  2006              --               --            --         17.12%
                    --               --            --         15.48%
                29,757         $475,296          1.32%           --
  2005              --               --            --          3.74%
                    --               --            --          2.28%
                26,002         $364,087          1.15%           --
  2004              --               --            --         17.08%
                    --               --            --         15.44%
                24,789         $343,808          2.47%           --
  2003              --               --            --         45.15%
                    --               --            --         43.11%
                19,516         $239,728          0.37%           --
EQ/T. Rowe Price Growth Stock (k)
---------------------------------
  2007              --               --            --          6.67%
                    --               --            --          5.24%
                17,951         $291,072          0.13%
  2006              --               --            --        (4.49)%
                    --               --            --        (5.83)%
                 3,277         $ 51,291            --            --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (h)       $ 10.96
         Highest contract charge 1.90% Class B (h)      $ 10.75
         All contract charges
  2006   Lowest contract charge 0.50% Class B (h)       $ 10.79
         Highest contract charge 1.90% Class B (h)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  5.90
         Highest contract charge 1.90% Class B (c)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.44
         Highest contract charge 1.90% Class B (c)      $  4.99
         All contract charges                                --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.73
         Highest contract charge 1.90% Class B (f)      $ 11.30
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.10
         Highest contract charge 1.90% Class B (f)      $ 11.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.49
         Highest contract charge 1.90% Class B (f)      $ 10.39
         All contract charges                                --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B           $ 28.86
         Highest contract charge 1.90% Class B          $ 24.92
         All contract charges
  2006   Lowest contract charge 0.50% Class B           $ 20.43
         Highest contract charge 1.90% Class B          $ 17.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 14.98
         Highest contract charge 1.90% Class B          $ 13.30
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.34
         Highest contract charge 1.90% Class B          $ 10.21
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (k) (Continued)
---------------------------------------------
  2005              --                --           --          3.47%
                    --                --           --          2.02%
                 2,742        $   47,015           --            --
  2004              --                --           --         12.32%
                    --                --           --         12.03%
                   265        $    4,449           --            --
EQ/Templeton Growth
-------------------
  2007              --                --           --          1.58%
                    --                --           --          0.09%
                26,167        $  282,910         0.63%
  2006              --                --           --          7.86%
                    --                --           --          7.39%
                 6,220        $   66,882         0.46%           --
EQ/UBS Growth and Income
------------------------
  2007              --                --           --          0.60%
                    --                --           --        (0.67)%
                15,122        $   84,474         0.85%
  2006              --                --           --         13.58%
                    --                --           --         11.99%
                11,683        $   70,569         0.90%           --
  2005              --                --           --          8.46%
                    --                --           --          6.94%
                 6,468        $   35,639         1.24%           --
  2004              --                --           --         11.67%
                    --                --           --         11.38%
                   449        $    2,306         3.51%           --
EQ/Van Kampen Comstock
----------------------
  2007              --                --           --        (3.06)%
                    --                --           --        (4.32)%
                25,019        $  285,776         1.63%
  2006              --                --           --         15.33%
                    --                --           --         13.71%
                21,516        $  255,976         3.07%           --
  2005              --                --           --          4.88%
                    --                --           --          3.90%
                 9,231        $   96,174         2.07%           --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2007              --                --           --         41.26%
                    --                --           --         39.30%
                53,185        $1,627,247           --
  2006              --                --           --         36.37%
                    --                --           --         34.46%
                47,631        $1,034,450         0.45%           --
  2005              --                --           --         32.12%
                    --                --           --         30.27%
                38,941        $  606,208         0.63%           --
  2004              --                --           --         23.06%
                    --                --           --         21.33%
                26,330        $  296,336         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2003   Lowest contract charges 0.50% Class B         $  9.21
         Highest contract charges 1.90% Class B        $  8.42
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (f)      $ 16.48
         Highest contract charge 1.90% Class B (f)     $ 15.87
         All contract charges
  2006   Lowest contract charge 0.50% Class B (f)      $ 13.53
         Highest contract charge 1.90% Class B (f)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (f)      $ 12.44
         Highest contract charge 1.90% Class B (f)     $ 12.33
         All contract charges                               --
EQ/Van Kampen Real Estate (m) (o)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2007   Lowest contract charge 1.20% Class B (o)      $  8.29
         Highest contract charge 1.70% Class B (o)     $  8.27
         All contract charges
MarketPLUS International Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  9.92
         Highest contract charges 1.90% Class B        $  9.29
         All contract charges                               --
MarketPLUS Large Cap Core
-------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 11.71
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.33
         Highest contract charge 1.90% Class B         $ 10.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.08
         Highest contract charge 1.90% Class B         $  9.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.45
         Highest contract charge 1.90% Class B         $  8.68
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $  8.53
         Highest contract charges 1.90% Class B        $  7.94
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------
  2003              --                --           --         55.05%
                    --                --           --         53.09%
                18,796        $  164,082         1.03%           --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------
  2007              --                --           --         21.80%
                    --                --           --         20.14%
                19,555        $  313,835         0.33%
  2006              --                --           --          8.71%
                    --                --           --          7.19%
                 8,738        $  116,309         0.47%           --
  2005              --                --           --         24.44%
                    --                --           --         23.28%
                 3,164        $   39,124           --            --
EQ/Van Kampen Real Estate (m) (o)
--------------------------------------------------------------------------
  2007              --                --           --       (17.10)%
                    --                --           --       (17.30)%
                54,475        $  451,152         1.00%
MarketPLUS International Core
--------------------------------------------------------------------------
  2007              --                --           --         14.64%
                    --                --           --         13.08%
                57,566        $1,024,304         0.39%
  2006              --                --           --         18.65%
                    --                --           --         16.99%
                62,676        $  973,881         1.38%           --
  2005              --                --           --         16.51%
                    --                --           --         14.91%
                56,000        $  728,289         1.54%           --
  2004              --                --           --         13.04%
                    --                --           --         11.45%
                49,365        $  543,898         1.64%           --
  2003              --                --           --         31.91%
                    --                --           --         30.11%
                34,025        $  323,809         1.54%           --
MarketPLUS Large Cap Core
--------------------------------------------------------------------------
  2007              --                --           --          3.35%
                    --                --           --          1.88%
                21,585        $  243,826         1.14%
  2006              --                --           --         12.38%
                    --                --           --         10.80%
                26,152        $  286,441         0.84%           --
  2005              --                --           --          6.66%
                    --                --           --          5.16%
                30,163        $  294,159         0.49%           --
  2004              --                --           --         10.84%
                    --                --           --          9.28%
                32,507        $  295,494         0.58%
  2003              --                --           --         21.51%
                    --                --           --         19.58%
                32,811        $  266,998         0.69%           --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
MarketPLUS Large Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.86               --               --            --          15.07%
         Highest contract charge 1.90% Class B       $ 16.21               --               --            --          13.36%
         All contract charges                                          22,503         $363,276          0.41%
  2006   Lowest contract charge 0.50% Class B        $ 16.39               --               --            --           7.24%
         Highest contract charge 1.90% Class B       $ 14.30               --               --            --           5.74%
         All contract charges                             --           18,659         $269,728            --             --
  2005   Lowest contract charge 0.50% Class B        $ 15.29               --               --            --           8.48%
         Highest contract charge 1.90% Class B       $ 13.52               --               --            --           6.96%
         All contract charges                             --           19,808         $272,973            --             --
  2004   Lowest contract charge 0.50% Class B        $ 14.09               --               --            --          12.06%
         Highest contract charge 1.90% Class B       $ 12.64               --               --            --          10.48%
         All contract charges                             --           20,997         $272,395            --             --
  2003   Lowest contract charges 0.50% Class B       $ 12.58               --               --            --          28.76%
         Highest contract charges 1.90% Class B      $ 11.44               --               --            --          26.84%
         All contract charges                             --           21,351         $252,025            --             --
MarketPLUS Mid Cap Value
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 18.67               --               --            --         (2.10)%
         Highest contract charge 1.90% Class B       $ 16.05               --               --            --         (3.49)%
         All contract charges                                          50,595         $811,824          0.97%
  2006   Lowest contract charge 0.50% Class B        $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B       $ 16.63               --               --            --          10.35%
         All contract charges                             --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B        $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B       $ 15.07               --               --            --           9.21%
         All contract charges                             --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B        $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B       $ 13.80               --               --            --          15.61%
         All contract charges                             --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B       $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B      $ 11.94               --               --            --          30.78%
         All contract charges                             --           35,841         $441,408          0.48%            --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 79.11               --               --            --      10.83 %
         Highest contract charge 1.90% Class B       $ 57.97               --               --            --      9.25 %
         All contract charges                                           4,950         $134,774            --
  2006   Lowest contract charge 0.50% Class B        $ 71.38               --               --            --      4.59 %
         Highest contract charge 1.90% Class B       $ 53.06               --               --            --      3.12 %
         All contract charges                             --            5,287         $139,296            --          --
  2005   Lowest contract charge 0.50% Class B        $ 68.25               --               --            --      7.66 %
         Highest contract charge 1.90% Class B       $ 51.46               --               --            --      6.15 %
         All contract charges                             --            3,925         $127,148            --          --
  2004   Lowest contract charge 0.50% Class B        $ 63.39               --               --            --      11.54 %
         Highest contract charge 1.90% Class B       $ 48.47               --               --            --      9.97 %
         All contract charges                             --            3,203         $119,925            --          --
  2003   Lowest contract charges 0.50% Class B       $ 56.83               --               --            --      36.82 %
         Highest contract charges 1.90% Class B      $ 44.08               --               --            --      34.92 %
         All contract charges                             --            2,180         $101,344            --          --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                 Units Outstanding   Net Assets     Investment        Total
                                                   Units value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------- ------------------- ------------ ---------------- -------------
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 12.69               --               --            --           5.66%
         Highest contract charge 1.90% Class B       $ 11.66               --               --            --           4.20%
         All contract charges                                          55,947         $653,841          4.09%
  2006   Lowest contract charge 0.50% Class B        $ 12.01               --               --            --           3.25%
         Highest contract charge 1.90% Class B       $ 11.19               --               --            --           1.80%
         All contract charges                             --           58,160         $651,206          4.11%           --
  2005   Lowest contract charge 0.50% Class B        $ 11.63               --               --            --           1.20%
         Highest contract charge 1.90% Class B       $ 10.99               --               --            --         (0.18)%
         All contract charges                             --           57,425         $631,231          3.47%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B       $ 11.01               --               --            --           1.91%
         All contract charges                             --           55,151         $609,072          3.24%            --
  2003   Lowest contract charge 0.50% Class B        $ 11.11               --               --            --           3.26%
         Highest contract charge 1.90% Class B       $ 10.80               --               --            --           1.79%
         All contract charges                             --           47,365         $516,125          3.67%            --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 13.68               --               --            --           8.49%
         Highest contract charge 1.90% Class B       $ 12.56               --               --            --           6.89%
         All contract charges                                          23,993         $320,884            --
  2006   Lowest contract charge 0.50% Class B        $ 12.61               --               --            --           4.61%
         Highest contract charge 1.90% Class B       $ 11.75               --               --            --           3.14%
         All contract charges                             --           23,416         $290,818          1.05%            --
  2005   Lowest contract charge 0.50% Class B        $ 12.06               --               --            --           6.43%
         Highest contract charge 1.90% Class B       $ 11.39               --               --            --           4.93%
         All contract charges                             --           20,668         $246,216          2.61%            --
  2004   Lowest contract charge 0.50% Class B        $ 11.33               --               --            --          11.57%
         Highest contract charge 1.90% Class B       $ 10.86               --               --            --          10.00%
         All contract charges                             --           17,556         $196,381          4.12%            --
  2003   Lowest contract charge 0.50% Class B        $ 10.16               --               --            --          27.47%
         Highest contract charge 1.90% Class B       $  9.87               --               --            --          25.73%
         All contract charges                             --           11,382         $113,739          1.54%            --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B        $ 39.58               --               --            --           2.62%
         Highest contract charge 1.90% Class B       $ 29.39               --               --            --           1.17%
         All contract charges                                          45,225         $879,446          7.17%
  2006   Lowest contract charge 0.50% Class B        $ 38.57               --               --            --           9.38%
         Highest contract charge 1.90% Class B       $ 29.05               --               --            --           7.85%
         All contract charges                             --           46,730         $935,762          6.95%            --
  2005   Lowest contract charge 0.50% Class B        $ 35.26               --               --            --           2.55%
         Highest contract charge 1.90% Class B       $ 26.94               --               --            --           1.11%
         All contract charges                             --           43,908         $877,332          7.68%            --
  2004   Lowest contract charge 0.50% Class B        $ 34.38               --               --            --           8.13%
         Highest contract charge 1.90% Class B       $ 26.64               --               --            --           6.61%
         All contract charges                             --           37,966         $860,727          6.76%            --
  2003   Lowest contract charges 0.50% Class B       $ 31.80               --               --            --          21.93%
         Highest contract charges 1.90% Class B      $ 24.99               --               --            --          20.21%
         All contract charges                             --           25,622         $673,178          7.02%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ----------------  -------------
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --           11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --           10.25%
         All contract charges                                         34,725         $680,288          0.73%
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --           22.94%
         All contract charges                            --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --           13.25%
         All contract charges                            --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --           15.67%
         All contract charges                            --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --           31.83%
         All contract charges                            --           11,346         $117,579          0.85%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --            4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --            3.00%
         All contract charges                                         13,471         $177,274          0.41%
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --           13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --           11.43%
         All contract charges                            --           13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --            6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --            4.71%
         All contract charges                                         13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --            9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --            7.59%
         All contract charges                            --           12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B       $  9.83               --               --            --           27.46%
         Highest contract charge 1.90% Class B      $  9.55               --               --            --           25.66%
         All contract charges                            --           10,567         $102,131          0.19%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 11.13               --               --            --           10.64%
         Highest contract charge 1.90% Class B      $ 10.23               --               --            --            9.18%
         All contract charges                                         28,454         $322,415            --
  2006   Lowest contract charge 0.50% Class B       $ 10.06               --               --            --          (0.39)%
         Highest contract charge 1.90% Class B      $  9.37               --               --            --          (1.79)%
         All contract charges                            --           30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B       $ 10.10               --               --            --            6.95%
         Highest contract charge 1.90% Class B      $  9.54               --               --            --            5.45%
         All contract charges                            --           28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B       $  9.44               --               --            --            6.13%
         Highest contract charge 1.90% Class B      $  9.05               --               --            --            4.64%
         All contract charges                            --           29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B       $  8.90               --               --            --           30.12%
         Highest contract charge 1.90% Class B      $  8.65               --               --            --           28.15%
         All contract charges                            --           22,496         $197,050            --              --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 15.45               --               --            --           3.07%
         Highest contract charge 1.90% Class B      $ 14.19               --               --            --           1.65%
         All contract charges                                         38,402         $583,473          1.08%
  2006   Lowest contract charge 0.50% Class B       $ 14.99               --               --            --          18.73%
         Highest contract charge 1.90% Class B      $ 13.96               --               --            --          17.06%
         All contract charges                            --           39,025         $577,966          2.82%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.62               --               --            --           6.56%
         Highest contract charge 1.90% Class B      $ 11.93               --               --            --           5.07%
         All contract charges                            --           35,233         $440,121          3.02%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.84               --               --            --          13.85%
         Highest contract charge 1.90% Class B      $ 11.35               --               --            --          12.25%
         All contract charges                            --           29,242         $342,105          6.81%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          30.32%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          28.63%
         All contract charges                            --           20,239         $206,969          2.87%            --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 12.70               --               --            --          11.31%
         Highest contract charge 1.90% Class B      $ 11.67               --               --            --           9.78%
         All contract charges                                         31,721         $414,209            --
  2006   Lowest contract charge 0.50% Class B       $ 11.41               --               --            --           9.07%
         Highest contract charge 1.90% Class B      $ 10.63               --               --            --           7.54%
         All contract charges                            --           35,038         $410,676          0.51%            --
  2005   Lowest contract charge 0.50% Class B       $ 10.46               --               --            --           7.84%
         Highest contract charge 1.90% Class B      $  9.88               --               --            --           6.33%
         All contract charges                            --           35,078         $374,043          1.58%            --
  2004   Lowest contract charge 0.50% Class B       $  9.70               --               --            --          11.17%
         Highest contract charge 1.90% Class B      $  9.30               --               --            --           9.61%
         All contract charges                            --           35,482         $346,528          1.55%            --
  2003   Lowest contract charge 0.50% Class B       $  8.72               --               --            --          39.52%
         Highest contract charge 1.90% Class B      $  8.48               --               --            --          37.67%
         All contract charges                            --           28,678         $246,717          1.91%            --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B       $ 14.47               --               --            --          (0.41)%
         Highest contract charge 1.90% Class B      $ 13.29               --               --            --          (1.85)%
         All contract charges                                         27,826         $392,988            --
  2006   Lowest contract charge 0.50% Class B       $ 14.53               --               --            --          14.16%
         Highest contract charge 1.90% Class B      $ 13.54               --               --            --          12.56%
         All contract charges                            --           30,733         $438,437          1.72%            --
  2005   Lowest contract charge 0.50% Class B       $ 12.73               --               --            --           6.81%
         Highest contract charge 1.90% Class B      $ 12.03               --               --            --           5.31%
         All contract charges                            --           29,548         $370,654          6.98%            --
  2004   Lowest contract charge 0.50% Class B       $ 11.92               --               --            --          14.61%
         Highest contract charge 1.90% Class B      $ 11.42               --               --            --          13.00%
         All contract charges                            --           30,025         $353,096          4.10%            --
  2003   Lowest contract charge 0.50% Class B       $ 10.40               --               --            --          39.95%
         Highest contract charge 1.90% Class B      $ 10.11               --               --            --          37.90%
         All contract charges                            --           21,347         $218,393          0.43%           --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Small Cap Growth (l)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --
  2003   Lowest contract charges 0.50% Class B         $ 15.15
         Highest contract charges 1.90% Class B        $ 13.92
         All contract charges                               --
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2007   Lowest contract charge 0.50% Class B          $ 13.01
         Highest contract charge 1.90% Class B         $ 11.95
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 11.06
         Highest contract charge 1.90% Class B         $ 10.31
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 10.36
         Highest contract charge 1.90% Class B         $  9.79
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $  9.36
         Highest contract charge 1.90% Class B         $  8.97
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B          $  8.96
         Highest contract charge 1.90% Class B         $  8.71
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (l)
---------------------------------
  2007              --               --            --          3.18%
                    --               --            --          1.79%
                28,681         $242,159            --
  2006              --               --            --          9.66%
                    --               --            --          8.12%
                17,157         $147,393          1.40%           --
  2005              --               --            --          6.95%
                    --               --            --          5.45%
                 9,010         $ 72,375          3.58%           --
  2004              --               --            --         14.09%
                    --               --            --         13.79%
                   388         $  2,939            --            --
Multimanager Small Cap Value
----------------------------
  2007              --               --            --       (10.31)%
                    --               --            --       (11.55)%
                47,546         $723,958          0.29%
  2006              --               --            --         15.53%
                    --               --            --         13.91%
                57,348         $992,117          5.49%           --
  2005              --               --            --          4.16%
                    --               --            --          2.70%
                56,358         $874,837          4.46%           --
  2004              --               --            --         16.52%
                    --               --            --         14.88%
                52,025         $811,982          6.15%
  2003              --               --            --         36.75%
                    --               --            --         34.75%
                38,520         $549,902          1.09%           --
Multimanager Technology (b)
---------------------------
  2007              --               --            --         17.63%
                    --               --            --         15.91%
                28,291         $373,990            --
  2006              --               --            --          6.76%
                    --               --            --          5.26%
                24,173         $271,064            --            --
  2005              --               --            --         10.71%
                    --               --            --          9.16%
                24,317         $253,676            --            --
  2004              --               --            --          4.46%
                    --               --            --          2.99%
                24,512         $228,436          0.93%           --
  2003              --               --            --         56.90%
                    --               --            --         54.71%
                 7,597         $ 67,141          4.79%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available on September 22, 2003.
(e) A substitution of EQ/AllianceBernstein International for EQ/International Equity Index occurred on May 2, 2003.
(f) Units were made available for sale on May 9, 2005.
(g) Units were made available for sale on October 17, 2005.
(h) Units were made available for sale on September 18, 2006.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2007


7.  Accumulation Unit Values (Continued)

(i) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(j) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(k) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(l) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(m) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(n) A substitution of EQ/AllianceBernstein Value was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(o) Units were made available for sale on August 17, 2007.
(p) Units were made available for sale on May 29, 2007.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.


** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-102

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of the Company, for the year ended December 31, 2005, whose statements reflect total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.



PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The General Partner and Unitholders
AllianceBernstein L.P.:


We have audited the accompanying consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The General Partner and Unitholders
AllianceBernstein Holding L.P.:


We have audited the accompanying statements of income, changes in partners' capital and comprehensive income and cash flows for the year ended December 31, 2005 of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of AllianceBernstein Holding for the year ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.




/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                                  2007            2006
                                                                              ------------    ------------
                                                                                     (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value ...........   $   27,159.5    $   29,031.1
   Mortgage loans on real estate ..........................................        3,730.6         3,240.7
   Equity real estate, held for the production of income ..................          381.7           396.9
   Policy loans ...........................................................        3,938.8         3,898.1
   Other equity investments ...............................................        1,820.3         1,562.1
   Trading securities .....................................................          573.3           465.1
   Other invested assets ..................................................        1,000.9           891.6
                                                                              ------------    ------------
     Total investments ....................................................       38,605.1        39,485.6
Cash and cash equivalents .................................................        1,173.2         1,122.2
Cash and securities segregated, at estimated fair value ...................        2,370.0         2,009.8
Broker-dealer related receivables .........................................        1,623.5         3,481.0
Deferred policy acquisition costs .........................................        9,019.3         8,316.5
Goodwill and other intangible assets, net .................................        3,724.6         3,738.6
Amounts due from reinsurers ...............................................        2,890.6         2,689.3
Loans to affiliates .......................................................          638.3           400.0
Other assets ..............................................................        3,341.8         3,241.5
Separate Accounts' assets .................................................       96,539.6        84,801.6
                                                                              ------------    ------------

TOTAL ASSETS ..............................................................   $  159,926.0    $  149,286.1
                                                                              ============    ============

LIABILITIES
Policyholders' account balances ...........................................   $   25,168.2    $   26,439.0
Future policy benefits and other policyholders liabilities ................       14,304.7        14,085.4
Broker-dealer related payables ............................................          595.1           950.3
Customers related payables ................................................        2,722.2         3,980.7
Amounts due to reinsurers .................................................        1,119.5         1,070.8
Short-term and long-term debt .............................................          982.0           783.0
Loans from affiliates .....................................................          325.0           325.0
Income taxes payable ......................................................        3,398.9         2,971.8
Other liabilities .........................................................        1,963.2         1,818.2
Separate Accounts' liabilities ............................................       96,539.6        84,801.6
Minority interest in equity of consolidated subsidiaries ..................        2,478.9         2,289.9
Minority interest subject to redemption rights ............................          142.7           288.0
                                                                              ------------    ------------
     Total liabilities ....................................................      149,740.0       139,803.7
                                                                              ------------    ------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding .................................................            2.5             2.5
Capital in excess of par value ............................................        5,265.4         5,139.6
Retained earnings .........................................................        5,186.0         4,507.6
Accumulated other comprehensive loss ......................................         (267.9)         (167.3)
                                                                              ------------    ------------
     Total shareholder's equity ...........................................       10,186.0         9,482.4
                                                                              ------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................................   $  159,926.0    $  149,286.1
                                                                              ============    ============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income ..................................................   $     2,741.7    $     2,252.7    $     1,889.3
Premiums .............................................................           804.9            817.8            881.7
Net investment income ................................................         2,695.0          2,389.2          2,481.8
Investment (losses) gains, net .......................................            (7.2)            46.9             55.4
Commissions, fees and other income ...................................         5,174.0          4,373.0          3,626.2
                                                                         --------------   --------------   --------------
      Total revenues .................................................        11,408.4          9,879.6          8,934.4
                                                                         --------------   --------------   --------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ..............................................         1,998.5          1,960.5          1,859.8
Interest credited to policyholders' account balances .................         1,065.2          1,082.5          1,065.5
Compensation and benefits ............................................         2,453.2          2,090.4          1,802.9
Commissions ..........................................................         1,744.2          1,394.4          1,128.7
Distribution plan payments ...........................................           335.1            292.9            292.0
Amortization of deferred sales commissions ...........................            95.5            100.4            132.0
Interest expense .....................................................            72.0             70.4             76.3
Amortization of deferred policy acquisition costs ....................         1,099.2            689.3            601.3
Capitalization of deferred policy acquisition costs ..................        (1,719.3)        (1,363.4)        (1,199.4)
Rent expense .........................................................           224.3            204.1            165.2
Amortization of other intangible assets ..............................            23.2             23.6             23.5
Other operating costs and expenses ...................................         1,334.5          1,262.6            952.4
                                                                         --------------   --------------   --------------
      Total benefits and other deductions ............................         8,725.6          7,807.7          6,900.2
                                                                         --------------   --------------   --------------

Earnings from continuing operations before
  income taxes and minority interest .................................         2,682.8          2,071.9          2,034.2
Income taxes .........................................................          (759.8)          (424.5)          (515.8)
Minority interest in net income of consolidated subsidiaries.. .......          (686.3)          (599.9)          (466.9)
                                                                         --------------   --------------   --------------

Earnings from continuing operations ..................................         1,236.7          1,047.5          1,051.5
(Losses) earnings from discontinued operations,
   net of income taxes ...............................................            (5.9)            31.2             22.3
Gains (losses) on disposal of discontinued operations,
   net of income taxes ...............................................             2.8             (1.9)              --
                                                                         --------------   --------------   --------------
Net Earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ................   $         2.5    $         2.5    $         2.5
                                                                         --------------   --------------   --------------

Capital in excess of par value, beginning of year ....................         5,139.6          4,976.3          4,890.9
Changes in capital in excess of par value ............................           125.8            163.3             85.4
                                                                         --------------   --------------   --------------
Capital in excess of par value, end of year ..........................         5,265.4          5,139.6          4,976.3
                                                                         --------------   --------------   --------------

Retained earnings, beginning of year .................................         4,507.6          4,030.8          3,457.0
Cumulative effect adjustment to adopt FIN 48 .........................            44.8               --               --
                                                                         --------------   --------------   --------------
Retained earnings, beginning of year as adjusted .....................         4,552.4          4,030.8          3,457.0
Net earnings .........................................................         1,233.6          1,076.8          1,073.8
Dividends on common stock ............................................          (600.0)          (600.0)          (500.0)
                                                                         --------------   --------------   --------------
Retained earnings, end of year .......................................         5,186.0          4,507.6          4,030.8
                                                                         --------------   --------------   --------------

Accumulated other comprehensive (loss) income,
   beginning of year .................................................          (167.3)           432.3            874.1
Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
Adjustment to initially apply SFAS No.158, net of income taxes .......              --           (449.5)              --
                                                                         --------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year ...........          (267.9)          (167.3)           432.3
                                                                         --------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ..............................   $    10,186.0    $     9,482.4    $     9,441.9
                                                                         ==============   ==============   ==============


                                                                                  2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

COMPREHENSIVE INCOME
Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
                                                                         --------------   --------------   --------------

Change in unrealized losses, net of
   reclassification adjustment .......................................          (178.6)          (150.1)          (441.8)
Defined benefit plans:
   Net gain arising during year ......................................            38.8               --               --
   Prior service cost arising during year ............................             1.7               --               --
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost ........            41.2               --               --
     Amortization of net prior service credit
       included in net periodic cost .................................            (3.6)              --               --
     Amortization of net transition asset ............................             (.1)              --               --
                                                                         --------------   --------------   --------------
     Other comprehensive income - defined benefit plans ..............            78.0               --               --
                                                                         --------------   --------------   --------------

Other comprehensive loss .............................................          (100.6)          (150.1)          (441.8)
                                                                         --------------   --------------   --------------

Comprehensive Income .................................................   $     1,133.0    $       926.7    $       632.0
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2005 AND 2005


                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................   $     1,233.6    $     1,076.8    $     1,073.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............         1,065.2          1,082.5          1,065.5
  Universal life and investment-type product
     policy fee income ...............................................        (2,741.7)        (2,252.7)        (1,889.3)
  Net change in broker-dealer and customer related
     receivables/payables ............................................            98.5            117.2           (347.4)
  Investment losses (gains), net .....................................             7.2            (46.9)           (55.4)
  Change in deferred policy acquisition costs ........................          (620.1)          (674.1)          (598.1)
  Change in future policy benefits ...................................            95.4             52.7             64.4
  Change in income taxes payable .....................................           532.9            425.9            340.5
  Change in accounts payable and accrued expenses ....................           102.6             85.5             23.7
  Change in segregated cash and securities, net ......................          (360.3)          (245.0)          (240.0)
  Minority interest in net income of consolidated subsidiaries .......           686.3            599.9            466.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts ...................................            (6.9)            14.8            (42.6)
  Amortization of deferred sales commissions .........................            95.5            100.4            132.0
  Other depreciation and amortization ................................           133.8            144.9            149.6
  Amortization of other intangible assets, net .......................            23.2             23.6             23.6
  (Gains) losses on disposal of discontinued operations ..............            (2.8)             1.9               --
  Other, net .........................................................            (5.0)           363.5           (134.6)
                                                                         --------------   --------------   --------------

Net cash provided by operating activities ............................           337.4            870.9             32.6
                                                                         --------------   --------------   --------------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,143.1          2,962.2          2,926.2
  Sales of investments ...............................................         2,356.5          1,536.9          2,432.9
  Purchases of investments ...........................................        (3,525.3)        (4,262.3)        (5,869.1)
  Change in short-term investments ...................................           107.0             65.6             13.8
  Decrease in loans to affiliates ....................................           400.0               --               --
  Increase in loans to affiliates ....................................          (650.0)              --               --
  Change in capitalized software, leasehold improvements
     and EDP equipment ...............................................          (205.0)          (146.1)          (101.2)
  Other, net .........................................................          (189.5)          (390.4)          (116.3)
                                                                         --------------   --------------   --------------

Net cash provided by (used in) investing activities ..................           436.8           (234.1)          (713.7)
                                                                         --------------   --------------   --------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                   (CONTINUED)

                                                                             2007             2006             2005
                                                                         --------------   --------------   --------------
                                                                                          (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits .........................................................   $     4,102.1    $     3,865.2    $     3,816.8
    Withdrawals from and transfers to Separate Accounts ..............        (3,831.7)        (3,569.1)        (2,779.1)
  Net change in short-term financings ................................           199.0            327.7               --
  Repayments of long-term debt .......................................              --           (400.0)          (400.0)
  Proceeds in loans from affiliates ..................................              --               --            325.0
  Shareholder dividends paid .........................................          (600.0)          (600.0)          (500.0)
  Other, net .........................................................          (592.6)          (206.5)          (417.3)
                                                                         --------------   --------------   --------------

Net cash (used in) provided by financing activities ..................          (723.2)          (582.7)            45.4
                                                                         --------------   --------------   --------------

Change in cash and cash equivalents ..................................            51.0             54.1           (635.7)
Cash and cash equivalents, beginning of year .........................         1,122.2          1,068.1          1,703.8
                                                                         --------------   --------------   --------------

Cash and Cash Equivalents, End of Year ...............................   $     1,173.2    $     1,122.2    $     1,068.1
                                                                         ==============   ==============   ==============

Supplemental cash flow information:
  Interest Paid ......................................................   $        52.6    $        59.9    $        74.5
                                                                         ==============   ==============   ==============
  Income Taxes Paid (Refunded) .......................................   $       178.1    $       (40.8)   $       146.5
                                                                         ==============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial (the "AB Put"). On February 23, 2007, AXA Financial purchased a tranche of
        8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2007, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2007 and 2006, the Company's consolidated economic interest in AllianceBernstein was 45.5% and 45.6%, respectively. At December 31, 2007 and 2006, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 63.2% and 60.3%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. These 8.16 million private AllianceBernstein Units outstanding at December 31, 2007 may be sold to AXA Financial pursuant to the AB Put at the prevailing market price through October 2, 2009.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2007 and 2006, respectively, the Insurance Group's General Account held $5.7 million and $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2007 and 2006, respectively, as reported in the consolidated balance sheet, these investments included $4.7 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2007 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts and limited partnerships.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $180.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2007," "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2007, and as more fully described in Note 15 to the Consolidated Financial Statements, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require the inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans prior to January 1, 2006. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest were $63.1 million and $46.9 million lower and consolidated net earnings were $36.7 million and $29.9 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On December 4, 2007, the FASB issued SFAS No. 141(R), "Business Combinations (revised 2007)". While retaining SFAS No. 141, "Business Combinations," requirement to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,

        o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
        o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.
        SFAS No. 141(R) is to be applied prospectively to acquisitions that occur in fiscal years beginning on or after December 15, 2008; early adoption is prohibited.

        Also on December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
        o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
        o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
        o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.
        SFAS No. 160 is also effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest.

        In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        In June 2007, the AICPA issued SOP 07-1 "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting SFAS No. 157 due to the expected remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset on January 1, 2008 is expected to result in a one-time net increase in the range of $50-100 million in 2008 net earnings.

       On February 12, 2008, the FASB issued FSP SFAS No. 157-2 that defers the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities (including goodwill and other intangible assets) except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). This deferral will delay until 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees under which the Company or certain subsidiaries of the Company are named as beneficiaries under the policies. COLI is carried at the cash surrender value of the policies. At December 31, 2007 and 2006, the carrying value of COLI was $770.7 million and $701.6 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB") and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends would be adjusted prospectively subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies.

        All derivatives outstanding at December 31, 2007 and 2006 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2007 and 2006.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2007, current projections of future average gross market returns assume a 1.8% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 6 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2007, the average rate of assumed investment yields, excluding policy loans, was 6.5% grading to 6.25% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2007, participating policies, including those in the Closed Block, represent approximately 3.8% ($28.43 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $10,028.6 million, $5,689.1 million and $3,409.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2007. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.


3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                 GROSS           GROSS
                                                AMORTIZED      UNREALIZED      UNREALIZED       ESTIMATED
                                                  COST           GAINS           LOSSES        FAIR VALUE
                                              -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)

        DECEMBER 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    22,340.2   $       623.7   $       539.6   $    22,424.3
            Mortgage-backed ...............         1,215.4             3.9            15.9         1,203.4
            U.S. Treasury, government
              and agency securities .......         1,320.6            63.2             1.1         1,382.7
            States and political
              subdivisions ................           169.8            16.7              .6           185.9
            Foreign governments ...........           237.0            41.9              --           278.9
            Redeemable preferred stock ....         1,730.7            51.3            97.7         1,684.3
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    27,013.7   $       800.7   $       654.9   $    27,159.5
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        25.1   $          .8   $          .1   $        25.8
          Trading securities ..............           482.2             8.7            23.8           467.1
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       507.3   $         9.5   $        23.9   $       492.9
                                              =============   =============   =============   =============

        December 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate .....................   $    23,023.3   $       690.4   $       264.5   $    23,449.2
            Mortgage-backed ...............         1,931.1             2.7            38.3         1,895.5
            U.S. Treasury, government
              and agency securities .......         1,284.3            29.9            10.4         1,303.8
            States and political
              subdivisions ................           170.2            17.3              .9           186.6
            Foreign governments ...........           219.2            38.1              .3           257.0
            Redeemable preferred stock ....         1,879.8            78.8            19.6         1,939.0
                                              -------------   -------------   -------------   -------------
              Total Available for Sale ....   $    28,507.9   $       857.2   $       334.0   $    29,031.1
                                              =============   =============   =============   =============

        Equity Securities:
          Available for sale ..............   $        95.7   $         2.2   $          .9   $        97.0
          Trading securities ..............           408.0            35.4             9.9           433.5
                                              -------------   -------------   -------------   -------------
        Total Equity Securities ...........   $       503.7   $        37.6   $        10.8   $       530.5
                                              =============   =============   =============   =============

        At December 31, 2007 and 2006 respectively, the Company had trading fixed maturities with an amortized cost of $105.3 million and $30.5 million and carrying value of $106.2 million and $31.6 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $0.5 million for 2007 and 2006, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                          AVAILABLE FOR SALE
                                                                                      ---------------------------
                                                                                       AMORTIZED      ESTIMATED
                                                                                          COST        FAIR VALUE
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Due in one year or less ...................................................   $      783.5   $      789.8
        Due in years two through five .............................................        7,393.4        7,668.3
        Due in years six through ten ..............................................        8,928.7        8,855.0
        Due after ten years .......................................................        6,962.0        6,958.7
                                                                                      ------------   ------------
            Subtotal ..............................................................       24,067.6       24,271.8
        Mortgage-backed securities ................................................        1,215.4        1,203.4
                                                                                      ------------   ------------
        Total .....................................................................   $   25,283.0   $   25,475.2
                                                                                      ============   ============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,369 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2007:

                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                              -----------------------------   -----------------------------   -----------------------------
                                                  GROSS                          GROSS                           GROSS
                                ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                              -------------   -------------   -------------   -------------   -------------   -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate ............   $     4,424.5   $       286.4   $     4,786.7   $       253.2   $     9,211.2   $       539.6
     Mortgage-backed ......            29.1              .1           967.9            15.8           997.0            15.9
     U.S. Treasury,
       government and
       agency securities ..           105.6              .3           127.2              .8           232.8             1.1
     States and political
       subdivisions .......              --              --            22.6              .6            22.6              .6
     Foreign governments ..             2.0              --             5.0              --             7.0              --
     Redeemable
       preferred stock ....           510.2            47.7           528.8            50.0         1,039.0            97.7
                              -------------   -------------   -------------   -------------   -------------   -------------

   Total Temporarily
     Impaired Securities ..   $     5,071.4   $       334.5   $     6,438.2   $       320.4   $    11,509.6   $       654.9
                              =============   =============   =============   =============   =============   =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $580.8 million or 2.2% of the $27,013.7 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, the Insurance Group owned $73.6 million in RMBS backed by subprime residential mortgage loans, approximately 95% rated AAA, and $50.0 million in RMBS backed by Alt-A residential mortgage loans, approximately 96% rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2007, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $0.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 million at December 31, 2006; there were no restructured mortgages at December 31, 2007. Gross interest income on such loans included in net investment income aggregated $3.9 million, $4.1 million and $5.0 million in 2007, 2006 and 2005, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $3.3 million, $4.8 million and $6.0 million in 2007, 2006 and 2005, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                               DECEMBER 31,
                                                                                      -----------------------------
                                                                                         2007             2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances ..............   $       11.4    $       76.8
        Impaired mortgage loans without investment valuation allowances ...........             --              .1
                                                                                      -------------   -------------
        Recorded investment in impaired mortgage loans ............................           11.4            76.9
        Investment valuation allowances ...........................................           (1.4)          (11.3)
                                                                                      -------------   -------------
        Net Impaired Mortgage Loans ...............................................   $       10.0    $       65.6
                                                                                      =============   =============


        During 2007, 2006 and 2005, respectively, the Company's average recorded investment in impaired mortgage loans was $49.1 million, $78.8 million and $91.2 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $4.5 million and $8.9 million for 2007, 2006 and 2005, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2007 and 2006, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $10.0 million and $65.5 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2007 and 2006, the Company owned $113.0 million and $204.8 million, respectively, of real estate acquired in satisfaction of debt. During 2007, 2006 and 2005, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $179.7 million and $168.5 million at December 31, 2007 and 2006, respectively. Depreciation expense on real estate totaled $14.3 million, $18.3 million and $19.1 million for 2007, 2006 and 2005, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                                      2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Balances, beginning of year ..........................................   $        21.0    $        11.8    $        11.3
        Additions charged to income ..........................................            20.9             10.1              3.6
        Deductions for writedowns and
          asset dispositions .................................................           (40.5)             (.9)            (3.1)
                                                                                 --------------   --------------   --------------
        Balances, End of Year ................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate ......................................   $         1.4    $        11.3    $        11.8
          Equity real estate .................................................              --              9.7               --
                                                                                 --------------   --------------   --------------
        Total ................................................................   $         1.4    $        21.0    $        11.8
                                                                                 ==============   ==============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,607.9 million and $1,272.2 million, respectively, at December 31, 2007 and 2006. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $59.7 million and $70.9 million, respectively, at December 31, 2007 and 2006. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $237.1 million, $169.6 million and $157.2 million, respectively, for 2007, 2006 and 2005.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 and 6 individual ventures at December 31, 2007 and 2006, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                               DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost ...........................   $      391.3   $      421.7
        Investments in securities, generally at estimated fair value ..............           99.3           94.6
        Cash and cash equivalents .................................................            2.4            9.7
        Other assets ..............................................................             --           22.3
                                                                                      ------------   ------------
        Total Assets ..............................................................   $      493.0   $      548.3
                                                                                      ============   ============

        Borrowed funds - third party ..............................................   $      273.1   $      278.1
        Other liabilities .........................................................            4.8            6.8
                                                                                      ------------   ------------
        Total liabilities .........................................................          277.9          284.9
                                                                                      ------------   ------------

        Partners' capital .........................................................          215.1          263.4
                                                                                      ------------   ------------
        Total Liabilities and Partners' Capital ...................................   $      493.0   $      548.3
                                                                                      ============   ============

        The Company's Carrying Value in These Entities Included Above .............   $       79.5   $       78.7
                                                                                      ============   ============


                                                                                      2007            2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ...............................   $        77.5    $        88.5    $        98.2
        Net revenues of other limited partnership interests ..................            15.3             (1.3)             6.3
        Interest expense - third party .......................................           (18.2)           (18.5)           (18.2)
        Other expenses .......................................................           (43.8)           (53.7)           (62.2)
                                                                                 --------------   --------------   --------------
        Net Earnings .........................................................   $        30.8    $        15.0    $        24.1
                                                                                 ==============   ==============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above ............................................   $        24.6    $        14.4    $        11.6
                                                                                 ==============   ==============   ==============


        Derivatives
        -----------

        At December 31, 2007, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $189.9 million. At December 31, 2007, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $12.3 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $53.0 million. All contracts are net cash settled daily.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2007 and 2006 were:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)
        Notional Amount by Derivative Type:
           Options:
               Floors .............................................................   $     27,000   $     32,000
               Exchange traded U.S. Treasuries, and equity index futures ..........          6,241          3,536
               Interest rate swaps ................................................            125             --
                                                                                      ------------   ------------
           Total ..................................................................   $     33,366   $     35,536
                                                                                      ============   ============


        At December 31, 2007 and 2006 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.


4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2007 and 2006.

        The gross carrying amount of AllianceBernstein related intangible assets were $556.2 million and $563.7 million at December 31, 2007 and 2006, respectively and the accumulated amortization of these intangible assets were $243.7 million and $232.1 million at December 31, 2007 and 2006, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $23.6 million and $23.5 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, net deferred sales commissions totaled $183.6 million and $194.9 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2007 net balance for each of the next five years is $35.6 million, $29.9 million, $24.9 million, $20.2 million and $16.7 million.


5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                               DECEMBER 31,
                                                      -------------------------------------------------------------
                                                                 2007                            2006
                                                      -----------------------------   -----------------------------
                                                        CARRYING        ESTIMATED       Carrying       Estimated
                                                         VALUE         FAIR VALUE        Value         Fair Value
                                                      -------------   -------------   -------------   -------------
                                                                               (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate .........       $     3,730.6   $     3,766.9   $     3,240.7   $     3,285.7
        Other limited partnership interests....             1,607.9         1,607.9         1,260.1         1,260.1
        Policyholders liabilities:
          Investment contracts ................             3,817.8         3,878.9         4,708.7         4,772.6
        Long-term debt ........................               199.8           224.6           199.8           229.7

        Closed Block:
        -------------
        Mortgage loans on real estate .........       $     1,099.3   $     1,111.4   $       809.4   $       827.8
        Other equity investments ..............                 3.6             3.6             2.2             2.2
        SCNILC liability ......................                 9.2             9.2            10.4            10.3

        Wind-up Annuities:
        ------------------
        Mortgage loans on real estate .........       $         2.2   $         2.3   $         2.9   $         3.0
        Other equity investments ..............                 1.6             1.6             2.3             2.3
        Guaranteed interest contracts .........                 5.5             5.8             5.8             6.0

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007           2006
                                                                                      ------------   ------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other .........   $    8,657.3   $    8,759.5
        Policyholder dividend obligation ..........................................             --            3.2
        Other liabilities .........................................................          115.2           29.1
                                                                                      ------------   ------------
        Total Closed Block liabilities ............................................        8,772.5        8,791.8
                                                                                      ------------   ------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,816.6 and $5,967.6) ..............................        5,825.6        6,019.4
        Mortgage loans on real estate .............................................        1,099.3          809.4
        Policy loans ..............................................................        1,197.5        1,233.1
        Cash and other invested assets ............................................            4.7            6.8
        Other assets ..............................................................          240.1          286.2
                                                                                      ------------   ------------
        Total assets designated to the Closed Block ...............................        8,367.2        8,354.9
                                                                                      ------------   ------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block .......................................................          405.3          436.9

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $3.2 and $17.0 and policyholder dividend
             obligation of $0 and $3.2 ............................................            5.9           31.6
                                                                                      ------------   ------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities .................................................   $      411.2   $      468.5
                                                                                      ============   ============

        Closed Block revenues and expenses as follow:

                                                                                     2007             2006             2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        REVENUES:
        Premiums and other income ............................................   $       409.6    $       428.1    $       449.3
        Investment income (net of investment
           expenses of $.2, $.1, and $0) .....................................           501.8            520.2            525.9
        Investment gains, net ................................................             7.9              1.7              1.2
                                                                                 --------------   --------------   --------------
        Total revenues .......................................................           919.3            950.0            976.4
                                                                                 --------------   --------------   --------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ................................           828.2            852.2            842.5
        Other operating costs and expenses ...................................             2.7              3.0              3.4
                                                                                 --------------   --------------   --------------
        Total benefits and other deductions ..................................           830.9            855.2            845.9
                                                                                 --------------   --------------   --------------

        Net revenues before income taxes .....................................            88.4             94.8            130.5
        Income tax expense ...................................................           (31.0)           (31.1)           (45.6)
                                                                                 --------------   --------------   --------------
        Net Revenues .........................................................   $        57.4    $        63.7    $        84.9
                                                                                 ==============   ==============   ==============

        Reconciliation of the policyholder dividend obligation follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007             2006
                                                                                      -------------   -------------
                                                                                              (IN MILLIONS)

        Balance at beginning of year ..............................................   $        3.2    $       73.7
        Increase in unrealized investment losses ..................................           (3.2)          (70.5)
                                                                                      -------------   -------------
        Balance at End of Year ....................................................   $         --    $        3.2
                                                                                      =============   =============

        There were no impaired mortgage loans at December 31, 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                      December 31,
                                                                                         2006
                                                                                   -----------------
                                                                                     (In Millions)

        Impaired mortgage loans with investment valuation allowances...........    $           17.8
        Impaired mortgage loans without investment valuation allowances........                  .1
                                                                                   -----------------
        Recorded investment in impaired mortgage loans.........................                17.9
        Investment valuation allowances........................................                (7.3)
                                                                                   -----------------
        Net Impaired Mortgage Loans............................................    $           10.6
                                                                                   =================

        During 2007, 2006 and 2005, the Closed Block's average recorded investment in impaired mortgage loans was $36.3 million, $59.9 million and $61.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.9 million, $3.3 million and $4.1 million for 2007, 2006 and 2005, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2007. Writedowns of fixed maturities amounted to $3.0 million, $1.4 million and $7.7 million for 2007, 2006 and 2005, respectively.


7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2007            2006
                                                                                      -------------   -------------
                                                                                             (IN MILLIONS)

        Balance, beginning of year ................................................   $      650.7    $      555.0
        Contractholder bonus interest credits deferred ............................          174.7           155.4
        Amortization charged to income ............................................          (71.2)          (59.7)
                                                                                      -------------   -------------
        Balance, End of Year ......................................................   $      754.2    $      650.7
                                                                                      =============   =============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                                      GMDB             GMIB             TOTAL
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)
        Balance at January 1, 2005 ...........................................   $        67.6    $       117.6    $       185.2
          Paid guarantee benefits ............................................           (39.6)            (2.2)           (41.8)
          Other changes in reserve ...........................................            87.2             58.2            145.4
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2005 .........................................           115.2            173.6            288.8
          Paid guarantee benefits ............................................           (31.6)            (3.3)           (34.9)
          Other changes in reserve ...........................................            80.1             58.0            138.1
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2006 .........................................           163.7            228.3            392.0
          Paid guarantee benefits ............................................           (30.6)            (2.7)           (33.3)
          Other changes in reserve ...........................................           120.0             84.3            204.3
                                                                                 --------------   --------------   --------------
        Balance at December 31, 2007 .........................................   $       253.1    $       309.9    $       563.0
                                                                                 ==============   ==============   ==============


        Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            --------------

        Balance at January 1, 2005......................... $        10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                            --------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                            --------------
        Balance at December 31, 2006.......................          23.6
          Paid guarantee benefits..........................          (7.6)
          Other changes in reserve.........................          11.5
                                                            --------------
        Balance at December 31, 2007....................... $        27.5
                                                            ==============

        The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                     RETURN
                                                       OF
                                                     PREMIUM       RATCHET       ROLL-UP         COMBO          TOTAL
                                                   -----------   -----------   -----------    -----------    -----------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account ...................   $    10,563   $       375   $       310    $       747    $    11,995
             Separate Accounts .................   $    28,826   $     8,493   $     7,279    $    31,078    $    75,676
          Net amount at risk, gross ............   $       234   $       234   $     1,404    $       557    $     2,429
          Net amount at risk, net of
             amounts reinsured .................   $       234   $       183   $       853    $       557    $     1,827
          Average attained age of
             contractholders ...................          49.3          61.5          65.3           61.6           52.8
          Percentage of contractholders
             over age 70 ........................          7.3%         23.5%         37.1%          21.6%          12.1%
          Range of contractually specified
             interest rates ....................           N/A           N/A          3%-6%      3% - 6.5%

        GMIB:
        -----
          Account values invested in:
             General Account ...................           N/A           N/A   $        70    $       989    $     1,059
             Separate Accounts .................           N/A           N/A   $     4,640    $    41,712    $    46,352
          Net amount at risk, gross ............           N/A           N/A   $       274    $        --    $       274
          Net amount at risk, net of
             amounts reinsured .................           N/A           N/A   $        71    $        --    $        71
          Weighted average years remaining
             until earliest annuitization ......           N/A           N/A           2.0            8.1            7.4
          Range of contractually specified
             interest rates ....................           N/A           N/A       3% - 6%      3% - 6.5%


        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
        and GMIB Features
        -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                          2007            2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        GMDB:
           Equity .................................................................   $     48,587   $     42,885
           Fixed income ...........................................................          4,392          4,438
           Balanced ...............................................................         20,546         14,863
           Other ..................................................................          2,151          2,121
                                                                                      ------------   ------------
           Total ..................................................................   $     75,676   $     64,307
                                                                                      ============   ============

        GMIB:
           Equity .................................................................   $     27,831   $     22,828
           Fixed income ...........................................................          2,687          2,727
           Balanced ...............................................................         14,816         10,439
           Other ..................................................................          1,018            990
                                                                                      ------------   ------------
           Total ..................................................................   $     46,352   $     36,984
                                                                                      ============   ============


        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes a combination of exchange-traded futures contracts and interest rate swap and floor contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward to the extent such risks are not reinsured. At December 31, 2007, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $55,746 million and $744 million, respectively, with the GMDB feature and $35,220 million and zero million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                                    DIRECT        REINSURANCE
                                                                                   LIABILITY         CEDED              NET
                                                                                 -------------   --------------   -------------
                                                                                                 (IN MILLIONS)

        Balance at January 1, 2005 ...........................................   $        20.5   $        (6.1)   $        14.4
          Other changes in reserve ...........................................            14.3           (14.3)              --
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2005 .........................................            34.8           (20.4)            14.4
           Other changes in reserve ..........................................            32.0           (27.5)             4.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2006 .........................................            66.8           (47.9)            18.9
           Other changes in reserve ..........................................            68.2           (59.7)             8.5
                                                                                 -------------    -------------   -------------
        Balance at December 31, 2007 .........................................   $       135.0   $      (107.6)   $        27.4
                                                                                 =============   ==============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2007, the Company had reinsured in the aggregate approximately 24.8% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.1% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2007 and 2006 were $124.7 million and $117.8 million, respectively. The increase (decrease) in estimated fair value was $6.9 million, $(14.8) million and $42.6 million for 2007, 2006 and 2005, respectively.

        At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $2.89 billion and $2.69 billion. Reinsurance payables related to insurance contracts totaling $58.7 million and $54.2 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $239.6 million and $262.6 million at December 31, 2007 and 2006, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2007 and 2006 were $642.8 million and $639.3 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                                     2007             2006              2005
                                                                                 --------------   --------------   --------------
                                                                                                  (IN MILLIONS)

        Direct premiums ......................................................   $       855.1    $       858.6    $       912.6
        Reinsurance assumed ..................................................           193.0            188.4            162.5
        Reinsurance ceded ....................................................          (243.2)          (229.2)          (193.4)
                                                                                 --------------   --------------   --------------
        Premiums .............................................................   $       804.9    $       817.8    $       881.7
                                                                                 ==============   ==============   ==============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded ............................................   $       153.9    $        99.0    $       118.4
                                                                                 ==============   ==============   ==============
        Policyholders' Benefits Ceded ........................................   $       510.7    $       387.5    $       304.1
                                                                                 ==============   ==============   ==============
        Interest Credited to Policyholders' Account
          Balances Ceded .....................................................   $        56.1    $        53.8    $        50.9
                                                                                 ==============   ==============   ==============


        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.3 million and $92.9 million at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, respectively, $1,040.9 million and $1,032.4 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                                     2007            2006             2005
                                                                                 -------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Incurred benefits related to current year ............................   $        32.9   $        35.8   $        35.6
        Incurred benefits related to prior years .............................            13.2             9.9            50.3
                                                                                 -------------   -------------   -------------
        Total Incurred Benefits ..............................................   $        46.1   $        45.7   $        85.9
                                                                                 =============   =============   =============

        Benefits paid related to current year ................................   $        11.9   $        14.0   $        14.8
        Benefits paid related to prior years .................................            32.8            30.0            44.7
                                                                                 -------------   -------------   -------------
        Total Benefits Paid ..................................................   $        44.7   $        44.0   $        59.5
                                                                                 =============   =============   =============



10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                              DECEMBER 31,
                                                                                      ---------------------------
                                                                                           2007           2006
                                                                                      ------------   ------------
                                                                                             (IN MILLIONS)

        Short-term debt:
        Promissory note (with interest rates of 5.16% and 5.27%) ..................   $      248.3   $      248.3
        AllianceBernstein commercial paper ........................................          533.9          334.9
                                                                                      ------------   ------------
            Total short-term debt .................................................          782.2          583.2
                                                                                      ------------   ------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015 ..........................................          199.8          199.8
                                                                                      ------------   ------------
            Total long-term debt ..................................................          199.8          199.8
                                                                                      ------------   ------------

        Total Short-term and Long-term Debt .......................................   $      982.0   $      783.0
                                                                                      ============   ============

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2008, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually. At December 31, 2007 and 2006, AXA Equitable had pledged real estate of $322.0 million and $326.0 million, respectively, as collateral for the promissory note.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. In November 2007, AllianceBernstein increased the revolving credit facility by $200.0 million. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2007.

        As of December 31, 2007, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted line of credit facility agreements with various banks, each for $100.0 million. During 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank. As of December 31, 2007, no amounts were outstanding under these credit facilities.

        Long-term Debt
        --------------

        At December 31, 2007, the Company was not in breach of any debt covenants.


11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $63.1 million, $53.5 million and $57.2 million, respectively, for 2007, 2006 and 2005.

        The Company paid $806.9 million, $767.2 million and $695.0 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2007, 2006 and 2005. The Company charged AXA Distribution's subsidiaries $340.2 million, $352.9 million and $324.4 million, respectively, for their applicable share of operating expenses for 2007, 2006 and 2005, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $113.1 million, $91.9 million and $57.9 million of premiums and $91.3 million, $49.1 million and $26.3 million of reinsurance reserves to AXA Bermuda in 2007, 2006 and 2005, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $143.6 million, $127.5 million and $119.7 million in 2007, 2006 and 2005, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $58.4 million, $53.8 million and $55.9 million in 2007, 2006 and 2005, respectively. The net receivable related to these contracts was approximately $25.3 million and $25.8 million at December 31, 2007 and 2006, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                                     2007            2006            2005
                                                                                --------------   -------------   -------------
                                                                                                 (IN MILLIONS)

        Investment advisory and services fees ................................   $     1,025.4   $       840.5   $       728.5
        Distribution revenues ................................................           473.4           421.0           397.8
        Other revenues - shareholder servicing fees ..........................           103.6            97.2            99.3
        Other revenues - other ...............................................             6.5             6.9             8.0
        Institutional research services ......................................             1.6             1.9             3.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.8 million in 2007. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                                      2007             2006             2005
                                                                                 -------------    -------------    -------------
                                                                                                  (IN MILLIONS)

        Service cost .........................................................   $        39.0    $        37.6    $        36.0
        Interest cost on projected benefit obligations .......................           128.8            122.1            123.7
        Expected return on assets ............................................          (191.0)          (184.8)          (173.7)
        Net amortization and deferrals .......................................            57.5             81.0             78.8
                                                                                 --------------   --------------   --------------
        Net Periodic Pension Expense .........................................   $        34.3    $        55.9    $        64.8
                                                                                 ==============   ==============   ==============


        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Benefit obligations, beginning of year ....................................   $    2,294.3    $    2,365.5
        Service cost ..............................................................           31.0            30.6
        Interest cost .............................................................          128.8           122.1
        Plan amendments ...........................................................            8.2              --
        Actuarial (gains) losses ..................................................          (73.6)          (64.7)
        Benefits paid .............................................................         (166.6)         (159.2)
                                                                                      -------------   -------------
        Benefit Obligations, End of Year ..........................................   $    2,222.1    $    2,294.3
                                                                                      =============   =============

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The table below discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:


                                                                                              DECEMBER 31,
                                                                                      ----------------------------
                                                                                          2007            2006
                                                                                      ------------    ------------
                                                                                             (IN MILLIONS)

        Plan assets at fair value, beginning of year ..............................   $    2,396.0    $    2,278.5
        Actual return on plan assets ..............................................          191.2           282.0
        Contributions .............................................................            4.8             4.3
        Benefits paid and fees ....................................................         (176.3)         (168.8)
                                                                                      -------------   -------------
        Plan assets at fair value, end of year ....................................        2,415.7         2,396.0
        Projected benefit obligations .............................................        2,222.1         2,294.3
                                                                                      -------------   -------------
        Overfunding of Plan Assets Over
          Projected Benefit Obligations ...........................................   $      193.6    $      101.7
                                                                                      =============   =============

        Amounts recognized in the accompanying balance sheets to reflect the funded status of these plans were prepaid and accrued pension costs were $213.5 million and $19.9 million, respectively, at December 31, 2007 and $133.1 million and $31.4 million, respectively, at December 31, 2006. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $76.7 million and $56.8 million, respectively, at December 31, 2007, and $84.7 million and $53.3 million, respectively, at December 31, 2006. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $65.0 million and $56.8 million, respectively, at December 31, 2007, and $68.4 million and $53.3 million, respectively, at December 31, 2006. The accumulated benefit obligations for all defined benefit pension plans were $2,154.0 million and $2,226.8 million at December 31, 2007 and 2006, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2007 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2007                 2006
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................    $        575.8       $        710.7
        Unrecognized prior service credit................................              (4.9)               (18.8)
        Unrecognized net transition asset................................               (.8)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................    $        570.1       $        691.1
                                                                            ===================  ===================


        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $41.3 million, $4.5 million, and $0.1 million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2007 and 2006.



                                                                              DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                   2007                             2006
                                                          ----------------------------  ----------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %            Fair Value        %
                                                          ---------------- ----------   ----------------- ----------

        Corporate and government debt securities......    $       414.3         17.1      $      429.8       18.0
        Equity securities.............................          1,723.7         71.4           1,720.7       71.8
        Equity real estate ...........................            277.7         11.5             245.5       10.2
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets.............................    $     2,415.7        100.0      $    2,396.0      100.0
                                                          ================ ==========   ================= ==========

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2007 and 2006 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2007, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.25% disclosed below as having been used to measure the benefits obligation at December 31, 2007 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2007 and 2006.

                                                                                   2007               2006
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        6.25%              5.75%
         Periodic cost....................................................        5.75%              5.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%


        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $18.9 million, $20.3 million and $21.7 million for 2007, 2006 and 2005, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2008, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2007 and include benefits attributable to estimated future employee service.

                                                              PENSION BENEFITS
                                                            --------------------
                                                                (IN MILLIONS)

                               2008.....................    $       174.3
                               2009.....................            187.2
                               2010.....................            188.8
                               2011.....................            189.8
                               2012.....................            192.4
                               Years 2013-2017..........            945.5

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $289.1 million, $243.8 million and $186.2 million for 2007, 2006 and 2005, respectively.


13)      SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $81.2 and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $38.8 million and $24.8 million for employee stock options for 2007 and 2006, respectively. Prior to adopting SFAS No. 123 (R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation costs for these awards had been recognized in the consolidated statement of earnings in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $23.2 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

        On May 10, 2007, approximately 3.1 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 34.61 euros, of which approximately 2.3 million have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. The last tranche of awards exceeding 5,000 options, or approximately 0.5 million options in total, are subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance index measured between May 10, 2007 and May 10, 2011. All of the options granted on May 10, 2007 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $25.5 million, is charged to expense over the shorter of the vesting term or to the date at which the participant becomes retirement eligible.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2007 follows:

                                                                    Options Outstanding
                         -----------------------------------------------------------------------------------------------------------
                                                                                                            AllianceBernstein
                               AXA Ordinary Shares                          AXA ADRs                           Holding Units
                         ------------------------------        ----------------------------------    -------------------------------
                                             Weighted                                Weighted                             Weighted
                             Number          Average'                Number          Average'            Number           Average'
                          Outstanding        Exercise             Outstanding        Exercise         Outstanding         Exercise
                         (In Millions)        Price              (In Millions)        Price          (In Millions)         Price
                         ---------------  -----------------   -----------------   ---------------    ---------------- --------------
Options outstanding at
   January 1, 2007.....            7.4    (euro)      24.82             26.8       $      23.03              4.8      $       41.62
Options granted .......            3.1    (euro)      34.56              --        $       --                3.7      $       85.07
Options exercised......            (.1)   (euro)      20.67             (7.4)      $      24.12             (1.2)     $       39.25
Options forfeited......            (.1)   (euro)      23.42              (.4)      $      22.54              -- (2)   $       33.18
Options expired........            --                                    --                                  --                --
                         ---------------                        ---------------                        --------------
Options Outstanding at
   December 31, 2007...           10.3    (euro)      27.77             19.0       $      22.64              7.3      $       64.20
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      323.3                       $       80.37
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.27                                 3.94                                    6.9
                         ===============                        ===============                        ==============
Options Exercisable at
   December 31, 2007...            3.3    (euro)      20.46             15.8       $      22.53                 3.5   $       42.52
                         ===============  =================     ===============    ==============      ============== ==============
Aggregate Intrinsic
   Value (1)...........                   (euro)      23.0                         $      270.8                       $      115.4
                                          =================                        ==============                     ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            7.26                                 3.36                                    3.5
                         ===============                       ================                        ==============




(1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2007 of the respective underlying shares over the strike prices of the option awards.
(2) Approximately 19,500 options on AllianceBernstein Holding units were forfeited in 2007.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2007 were $178.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2007, 2006 and 2005 were $141.4 million, $132.1 million and $68.3 million, respectively, resulting in amounts currently deductible for tax purposes of $48.0 million, $44.9 million and $22.9 million, respectively, for the periods then ended. Under SFAS No. 123(R), windfall tax benefits resulting from employee stock option exercises during 2007 and 2006 were $34.3 million and $34.8 million, respectively.

        At December 31, 2007, AXA Financial held 4.8 million AXA ADRs in treasury at a weighted average cost of approximately $24.33 per ADR, of which approximately 4.6 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA

        ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2007 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2007, AXA Financial utilized approximately 4.4 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2007, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the May 10, 2007 award of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2007, 2006 and 2005, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                      AXA Ordinary              AXA                  AllianceBernstein
                                         Shares                 ADRs                   Holding Units
                                  ----------------------     -----------     ----------------------------------
                                     2007      2006             2005             2007        2006      2005
                                  ---------- -----------     -----------     ----------- ----------- ----------

        Dividend yield............  4.10%      3.48%           3.01%           5.6-5.7%       6%       6.2%

        Expected volatility.......  27.5%       28%             25%           27.7-30.8%      31%       31%

        Risk-free interest rate...  4.40%      3.77%           4.27%           3.5-4.9%      4.9%      3.7%

        Expected life in years....   5.5        5.0             5.0             6.0-9.5       6.5       3.0

        Weighted average fair
          value per option at
          grant date..............  $9.61      $7.45           $4.85            $15.96      $12.35     $7.04


        As of December 31, 2007, approximately $66.3 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 6.2 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Awards of restricted AXA ADRs outstanding at December 31, 2007 include grants that vest ratably over a three-five year period as well as grants with a seven year term vesting schedule and potential for accelerated vesting based on performance. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2007, 2006 and 2005 the Company recognized compensation costs of $8.6 million and $5.6 million under SFAS No. 123(R), and $10.1 million under APB No. 25, respectively, for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2007, approximately 482,501 restricted awards remain unvested, including 73,990 restricted AllianceBernstein Holding units under the Century Club Plan. At December 31, 2007, approximately $4.2 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2007, 2006 and 2005 had aggregate vesting date fair values of approximately $7.0 million, $13.5 million and $19.2 million, respectively. In 2006, 78,865 restricted AXA ADRs were granted having an aggregate grant-date fair value of $2.8 million. The following table summarizes unvested restricted AXA ADR activity for 2007.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                ---------------    -----------------

        Unvested as of January 1, 2007........................................       514,035        $        23.91
        Granted...............................................................       100,187        $        44.59
        Vested................................................................      (161,756)       $        24.55
        Forfeited.............................................................       (43,955)
                                                                                ----------------
        Unvested as of December 31, 2007......................................       408,511        $        29.67
                                                                                ================


        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $9.8 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, the Company recognized compensation expense of approximately $2.7 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.

        On May 10, 2007, under the terms of the AXA Performance Unit Plan 2007, the AXA Management Board awarded approximately 546,246 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2007 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2007 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on May 8, 2009. For 2007, the Company recognized compensation expense of approximately $3.3 million in respect of the May 10, 2007 grant of performance units.

        For 2007, 2006 and 2005, the Company recognized compensation costs of $11.6 million and $25.9 million under SFAS No. 123(R), and $7.2 million under APB No. 25, respectively, for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards now is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006 were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2007 and 2006 was $31.1 million and $45.8 million, respectively, including incremental awards earned under the 2006 plan from having exceeded the targeted performance criteria established in that year by 11.5% as well as an estimated 10.0% increment for

        2007 performance. Approximately 595,317 outstanding performance units are at risk to achievement of 2007 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        On March 25, 2007 and March 28, 2007, respectively, approximately 364,620 performance units earned under the AXA Performance Unit Plan 2004 and approximately 545,076 performance units earned under the AXA Performance Unit Plan 2005 were fully vested for total value of approximately $37.9 million, including incremental units earned under each of these plans from having exceeded the targeted 2006 performance criteria by 11.5%. Distributions to participants were made on April 12, 2007, resulting in cash settlements of approximately 84% of these performance units for aggregate value of approximately $31.7 million and equity settlements of the remainder with approximately 147,848 restricted AXA ADRs for aggregate value of approximately $6.3 million. These AXA ADRs were sourced from shares held by AXA Financial in treasury.

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million and $28.9 million for 2006 and 2005, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs: no expense was recorded for these awards in 2007. The value of these tandem SARs/NSOs at December 31, 2007 and 2006 was $17.7 million and $24.9 million, respectively. At December 31, 2007, 1.1 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $17.7 million. During 2007, 2006 and 2005, respectively, approximately 0.4 million, 2.8 million and 0.7 million, of these awards were exercised at an aggregate cash-settlement value of $7.2 million, $41.2 million and $7.5 million.

        On May 10, 2007, 66,550 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        34.61 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2007, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 6.27 years. The accrued value of SARs at December 31, 2007 and 2006 was $3.5 million and $2.9 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2007 and 2006, the Company recorded compensation expense for SARs of $1.1 million and $1.9 million, respectively, under SFAS No. 123(R) reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005, the Company recorded compensation expense of $0.6 million under APB No. 25 reflecting the impact in the period of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        For 2007, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2007. Similar to the AXA Shareplan programs previously offered in 2001 through 2006, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), the Company recognized compensation expense of $27.7 million in 2007, primarily in connection with AXA Shareplan 2007, and $22.1 million in 2006 in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2005 in connection with shares subscribed under that year's AXA Shareplan offering. Participants in AXA Shareplans 2007, 2006 and 2005 primarily invested under Investment Option B for the purchase of approximately 5.3 million, 5.0 million and
        5.7 million AXA ordinary shares, respectively.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2007, approximately 14.5 million options to purchase AllianceBernstein Holding units and 1.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.


14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $    1,728.5        $   1,848.6        $   1,870.0
        Mortgage loans on real estate......................         233.5              245.9              238.2
        Equity real estate.................................          93.6               88.2               96.5
        Other equity investments...........................         237.4              181.2              155.2
        Policy loans.......................................         255.9              249.8              248.8
        Short-term investments.............................          55.1               55.2               25.1
        Derivative investments.............................          86.6             (302.4)             (85.5)
        Broker-dealer related receivables..................         234.6              226.5              124.8
        Trading securities.................................          36.0               53.4               28.6
        Other investment income............................          50.7               43.9               16.2
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................       3,011.9            2,690.3            2,717.9

        Investment expenses................................        (122.5)            (113.3)            (140.2)
        Interest expenses..................................        (194.4)            (187.8)             (95.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $    2,695.0        $   2,389.2        $   2,481.8
                                                            =================   ================   =================


        For 2007, 2006 and 2005, respectively, net investment income included gains (losses) on derivatives of $86.6 million, $(302.4) million and $85.5 million of which $16.4 million, $(249.5) million and $(140.9) million were realized gains (losses) on contracts closed during those years and $70.2 million, $(52.9) million and $55.4 million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net by including changes in the valuation allowances, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $       (55.6)      $      (11.5)      $       11.1
        Mortgage loans on real estate......................            7.8                 .2               (2.2)
        Equity real estate.................................            7.3                8.8                3.9
        Other equity investments...........................           16.9               20.1               30.7
        Other(1)...........................................           16.4               29.3               11.9
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (7.2)      $       46.9       $       55.4
                                                            =================   ================   =================


        (1) In 2007, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash realized gain of $17.7 million and $29.7 million for 2007 and 2006 respectively.

        Writedowns of fixed maturities amounted to $79.0 million, $27.4 million and $31.2 million for 2007, 2006 and 2005, respectively. Writedowns of mortgage loans on real estate were $0.4 million and $1.7 million for 2006 and 2005, respectively; there were no such writedowns in 2007. There were no writedowns on equity real estate for 2007, 2006 and 2005.

        For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,554.6 million, $1,281.9 million and $2,220.0 million. Gross gains of $12.6 million,

        $33.9 million and $53.2 million and gross losses of $20.3 million, $24.5 million and $31.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(376.4) million, $(416.7) million and $(1,004.8)
        million, respectively.

        For 2007, 2006 and 2005, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $52.7 million, $57.8 million and $68.6 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       282.2       $      432.3       $      874.1
        Changes in unrealized investment gains (losses)....         (380.5)            (431.4)          (1,008.1)
        Changes in unrealized investment (gains) losses
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................           15.0               90.9              186.3
            DAC............................................           83.5               85.8              146.2
            Deferred income taxes..........................          103.4              104.6              233.8
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       155.5       $      535.4       $      966.5
            Other equity investments.......................             .8                1.4                1.7
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          156.3              536.8              968.2
          Amounts of unrealized investment (gains) losses
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................           16.4                1.4              (89.4)
              DAC..........................................          (26.9)            (110.4)            (196.0)
              Deferred income taxes........................          (42.2)            (145.6)            (250.5)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       103.6       $      282.2       $      432.3
                                                            =================   ================   =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Income tax expense:
          Current expense .................................  $       464.0       $      438.6       $      237.5
          Deferred expense (benefit).......................          295.8              (11.3)             278.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       759.8       $      427.3       $      515.8
                                                            =================   ================   =================


        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax expense........................  $       939.0       $      725.2       $      712.0
        Minority interest..................................         (227.3)            (224.1)            (175.9)
        Separate Account investment activity...............          (52.0)             (45.4)             (87.2)
        Non-taxable investment income......................          (21.7)             (23.1)             (19.7)
        Adjustment of tax audit reserves...................           21.5              (86.2)              11.1
        State income taxes.................................           50.2               38.0               28.3
        AllianceBernstein income and foreign taxes.........           40.2               32.9               41.4
        Other..............................................            9.9                7.2                5.8
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $       759.8       $      424.5       $      515.8
                                                            =================   ================   =================


        The Company recognized a net tax benefit in 2006 of $117.7 million. This benefit was related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury ("Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       --        $      35.4      $      54.6      $       --
        Reserves and reinsurance...............      1,312.2               --           1,160.3              --
        DAC....................................          --             2,735.5            --              2,433.5
        Unrealized investment gains............          --                42.5            --                129.8
        Investments............................          --             1,044.2            --                916.5
        Other..................................         81.5               --               64.1             --
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $   1,393.7      $    3,857.6      $    1,279.0      $   3,479.8
                                                ===============  ================  ===============   ===============


        The IRS is currently examining the Company's 2002 and 2003 Federal corporate income tax returns.

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $68.6 million and $46.1 million, respectively. Tax expense for 2007 reflected $22.5 million in interest related to unrecognized tax benefits

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                      2007
                                                                                 ----------------
                                                                                  (IN MILLIONS)

Balance at January 1, 2007 (date of adoption)................................      $      325.2
Additions for tax positions of prior years...................................              19.2
Reductions for tax positions of prior years..................................             (1.5)
Additions for tax positions of current years.................................               3.4
Reductions for tax positions of current years................................               (.3)
Settlements with tax authorities.............................................              (2.4)
Reductions as a result of a lapse of the applicable statute of limitations...               -
                                                                                 ----------------
Balance, End of Year.........................................................      $      343.6
                                                                                 ================


        It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


 16)   DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following table reconciles the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2007:


                                                                           2007          2006            2005
                                                                       -------------  ------------   -------------
                                                                                     (IN MILLIONS)

       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................   $     (.1)     $    30.2      $     15.2
       Real estate held-for-sale.....................................        (6.8)           1.1             7.2
       Disposal of business - Enterprise.............................         1.0            (.1)            (.1)
                                                                       -------------  ------------   -------------
       Total.........................................................   $    (5.9)     $    31.2      $     22.3
                                                                       =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................   $     3.2      $    --        $     --
       Disposal of business - Enterprise.............................         (.4)          (1.9)           --
                                                                       -------------  ------------   -------------
       Total.........................................................   $     2.8      $    (1.9)     $     --
                                                                       =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. Of the remaining four funds not included in the GSAM transaction, one fund was liquidated during 2007 and the three remaining funds together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and

        $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007 on the transfer of the AXA Enterprise Funds totaled $26.3 million.

        In 2007 and 2006, respectively, impairments of $0.7 million pre-tax ($0.4 million post-tax) and $4.1 million pre-tax ($2.7 million post-tax) were recorded on intangible assets associated with investment management contracts based upon estimated fair value. At December 31, 2007 and 2006, total assets related to these operations were zero and $26.5 million, respectively, and were included in Other assets. At December 31, 2007 and 2006 there were no liabilities related to these operations.

        Both the gross and net of accumulated amortization carrying amount of AXA Enterprise Funds related intangible assets were zero and $26.5 million at December 31, 2007 and 2006, respectively. There was no amortization expense related to the AXA Enterprise Funds for 2007, 2006 and 2005, respectively.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2007                 2006
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $696.3 and $752.7)..............................  $      705.0         $      764.8
        Equity real estate...................................................         165.0                169.5
        Mortgage loans on real estate........................................           2.2                  2.9
        Other invested assets................................................           1.8                  2.6
                                                                              -----------------    -----------------
          Total investments..................................................         874.0                939.8
        Cash and cash equivalents............................................          --                     .1
        Other assets.........................................................          27.3                 13.7
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      901.3         $      953.6
                                                                              =================    =================

        Policyholders liabilities............................................  $      756.1         $      788.2
        Allowance for future losses..........................................          --                    1.0
        Other liabilities....................................................         145.2                164.4
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      901.3         $      953.6
                                                                              =================    =================


                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.6, $19.0 and $18.4)..............  $        64.9       $       71.3       $       70.0
        Investment (losses) gains, net.....................            (.8)               6.0                (.3)
        Policy fees, premiums and other income.............             .2               --                 --
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           64.3               77.3               69.7
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           79.9               84.7               87.1
        Losses charged to the allowance
          for future losses................................          (15.6)              (7.4)             (17.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................           --                 --                 --
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            (.1)              37.1               23.2
        Income tax expense.................................           --                 (6.9)              (8.0)
                                                            -----------------   ----------------   -----------------
        Earnings from Wind-up Annuities....................  $         (.1)      $       30.2       $       15.2
                                                            =================   ================   =================


        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. These updated assumptions and estimates resulted in releases of the allowance in 2006 and 2005. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses are deferred to the extent that such losses are expected to be offset by reasonably assured future net investing and operating cash flows. Management believes the $18.0 million of deferred operating losses at December 31, 2007 are offset by projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in deferred operating losses not being offset by reasonably assured future net investing and operating cash flows, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance liability or deferred operating loss asset, as applicable, may result.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007 two real estate properties with a total book value of $172.7 million and in 2006 one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2007 and 2006, equity real estate held-for-sale was $121.7 million and $235.4 million, respectively, and was included in Other assets.


17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       103.6       $      282.2       $      432.3
        Defined benefit pensions plans.....................         (371.5)            (449.5)              --
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive (Loss) Income......................  $      (267.9)      $     (167.3)      $      432.3
                                                            =================   ================   =================


        The components of other comprehensive loss for the past three years follow:

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising during
            the year.......................................  $      (357.8)      $     (416.6)      $     (966.2)
          Losses reclassified into net earnings
            during the year................................          (22.7)             (14.8)             (41.9)
                                                            -----------------   ----------------   -----------------
        Net unrealized (losses) gains on investments.......         (380.5)            (431.4)          (1,008.1)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................          201.9              281.3              566.3
                                                             ----------------   -----------------  -----------------

        Change in unrealized losses, net of adjustments....         (178.6)            (150.1)            (441.8)
        Change in defined benefits pension plans...........           78.0               --                 --
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $      (100.6)      $     (150.1)      $     (441.8)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2007, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2008, none for 2009-2012 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2008 and the four successive years are $196.6 million, $196.4 million, $190.8 million, $185.3 million, $152.0 million and $1,957.8 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2008 and the four successive years is $5.5 million, $5.2 million, $5.2 million, $4.8 million, $3.3 million and $13.2 million thereafter.

        At December 31, 2007, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2008 and the four successive years is $114.9 million, $115.6 million, $115.5 million, $115.7 million, $116.0 million and $798.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2008 and 2009, the two remaining years, are $0.3 million and $ 0.2.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2007, these arrangements included commitments by the Company to provide equity financing of $803.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2007. AXA Equitable had $98.5 million in commitments under existing mortgage loan agreements at December 31,

        2007. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2007, AllianceBerstein was not required to perform under the agreement and at December 31, 2007 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed. The appeal has been fully briefed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal is fully briefed.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. In July 2007, Centre Life filed an amended arbitration claim, in which Centre Life alleges claims substantially similar to those included in the original arbitration claim and seeks damages of $191.4 million plus statutory interest and attorneys' fees. The arbitration is scheduled for March 2008.

        A putative class action entitled EAGAN ET AL. V. AXA EQUITABLE LIFE INSURANCE COMPANY was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In October 2007, a discovery and motion schedule was set, with a trial date of May 2009.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: MEOLA V. AXA ADVISORS AND AXA EQUITABLE; LENNON V. AXA ADVISORS, ET AL.; BOLEA V. AXA ADVISORS, LLC AND AXA EQUITABLE, ET. AL.; AND DHRUV V. AXA ADVISORS, LLC, ET AL. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $656.7 million during 2008. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2007, 2006 and 2005, the Insurance Group statutory net income totaled $605.8 million, $532.3 million and $780.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,812.0 million and $7,907.5 million at December 31, 2007 and 2006, respectively. In 2007, 2006 and 2005, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $600.0 million and $500.0 million.

        At December 31, 2007, the Insurance Group, in accordance with various government and state regulations, had $41.1 million of securities deposited with such government or state agencies.

        At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a GAAP basis.

                                                                  2007               2006                2005
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock....................................  $        71.7       $    1,386.5       $      779.6
        Change in AVR......................................         (167.2)             279.3              260.6
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          (95.5)           1,665.8            1,040.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          415.1             (144.3)             (56.6)
          DAC..............................................          620.1              674.1              598.0
          Deferred income taxes............................         (677.8)             517.3              227.6
          Valuation of investments.........................            2.8                2.6               40.0
          Valuation of investment subsidiary...............          461.7           (2,122.7)          (1,278.3)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........            6.9              (14.8)              42.6
          Shareholder dividends paid......................           600.0              600.0              500.0
          Changes in non-admitted assets...................           19.4              (57.4)                .5
          Other, net.......................................         (150.3)             (72.6)             (71.1)
          GAAP adjustments for Wind-up Annuities ..........           31.2               28.8               30.9
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     1,233.6       $    1,076.8       $    1,073.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2007               2006                2005
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     6,569.3       $    6,497.6       $    5,111.1
        AVR................................................        1,242.7            1,409.9            1,130.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        7,812.0            7,907.5            6,241.7
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (2,270.2)          (2,574.1)          (2,351.0)
          DAC..............................................        9,019.3            8,316.5            7,557.3
          Deferred income taxes............................       (1,089.3)            (627.1)          (1,294.6)
          Valuation of investments.........................          457.1              867.9            1,281.6
          Valuation of investment subsidiary...............       (4,458.3)          (4,920.0)          (2,797.3)
          Fair value of GMIB
             reinsurance contracts.........................          124.7              117.8              132.6
          Non-admitted assets..............................        1,014.5              994.5            1,051.6
          Issuance of surplus notes........................         (524.8)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................           --               (449.5)              --
          Other, net.......................................           76.0              433.6              225.4
          GAAP adjustments for Wind-up Annuities...........            1.5              (59.9)             (80.6)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    10,162.5       $    9,482.4       $    9,441.9
                                                            =================   ================   ==================


21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2007               2006               2005
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     6,938.0       $     5,966.9     $     5,754.1
       Investment Management (1)..........................         4,561.8             4,002.7           3,265.0
       Consolidation/elimination..........................           (91.4)              (90.0)            (84.7)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    11,408.4       $     9,879.6     $     8,934.4
                                                            =================   ================  ==================


       (1) Intersegment investment advisory and other fees of approximately $128.9 million, $120.8 million and $123.7 million for 2007, 2006 and 2005, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING                             2007               2006               2005
          OPERATIONS BEFORE INCOME                          -----------------   ------------------ -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     1,298.9      $       881.9      $     1,110.0
       Investment Management..............................         1,383.9            1,190.0              924.2
       Consolidation/elimination..........................            --                 --                 --
                                                            -----------------   ------------------ -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,682.8      $     2,071.9      $     2,034.2
                                                            =================   ================== =================


                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2007               2006
                                                            -----------------   ----------------
                                                                        (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   144,962.2       $   133,047.0
       Investment Management..............................        14,962.7            16,239.4
       Consolidation/elimination..........................             1.1                 (.3)
                                                            -----------------   ----------------
       Total Assets.......................................   $   159,926.0       $   149,286.1
                                                            =================   ================


        In accordance with SEC regulations, securities with a fair value of $2.37 billion and $2.01 billion have been segregated in a special reserve bank custody account at December 31, 2007 and 2006, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").


22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ==================

        2006
        ----
        Total Revenues................  $     2,241.6      $     2,607.3       $    2,413.3         $    2,617.4
                                       =================  =================   ==================   ==================

        Earnings from
          Continuing Operations.......  $       232.5      $       315.3       $      280.5         $      219.2
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================


                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

          1. Separate Account No. 49:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2007;
                - Statements of Operations for the Year Ended December 31, 2007;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2007 and 2006; and
                - Notes to Financial Statements.

          2. AXA Equitable Life Insurance Company:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Consolidated Balance Sheets as of December 31, 2007 and
                  2006;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2007, 2006 and 2005;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2007, 2006 and 2005;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2007, 2006 and 2005; and
                - Notes to Consolidated Financial Statements.

          3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm -
                  KPMG LLP

                - Consolidated Statements of Income for the Year Ended
                  December 31, 2005;

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Year Ended December 31, 2005;

                - Consolidated Statements of Cash Flows for the Years Ended
                  December 31, 2005;

                - Notes to Consolidated Financial Statements.

          4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm -
                  KPMG LLP

                - Statements of Income for the Year Ended December 31, 2005;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Year Ended December 31, 2005;

                - Statements of Cash Flows for the Year Ended December 31, 2005;

                - Notes to Financial Statements.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed as Exhibit
              24.1 to the Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed as Exhibit 24.3(a) to the Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed as Exhibit 24.3(b) to the Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed as Exhibit 24.3(c) to the Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed as Exhibit 24.3(d) to the Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed as Exhibit 24.3(e) to the Registration Statement, File No. 333-05593, on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed as Exhibit 24.3(i) to the Registration Statement, File No. 333-05593, on April 20, 2005.

              (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed as Exhibit 24.3(j) to the Registration Statement, File No. 333-05593, on April 20, 2005.

              (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                   Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (l) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (n) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 4(p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

         4.   (a)   Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A incorporated herein by reference to Exhibit 4.(e)(e)(e) to the Registration Statement on Form
                    N-4, File No. 333-07953. Filed on June 14, 2006.

              (b)   Form of Data Page No. 2006VGWB DP filed herewith.

              (c)   Form of Data Page No. 2006VDP filed herewith.

              (d)   Form of Data Page No. 2006VDPCore filed herewith.

              (e) Form of Endorsement No. 2006CRT incorporated herein by reference to Exhibit 4.(j)(j)(j) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (f) Form of Endorsement No. 2006IRA-ACC incorporated herein by reference to Exhibit 4.(l)(l)(l) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (g) Form of Endorsement No. 2006IRA-GWB incorporated herein by reference to Exhibit 4.(m)(m)(m) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (h) Form of Endorsement No. 2006NQ-ACC incorporated herein by reference to Exhibit 4.(n)(n)(n) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (i) Form of Endorsement No. 2006NQ-GWB incorporated herein by reference to Exhibit 4.(o)(o)(o) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (j) Form of Endorsement No. 2006QP-ACC incorporated herein by reference to Exhibit 4.(p)(p)(p) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (k) Form of Endorsement No. 2006QP-GWB incorporated herein by reference to Exhibit 4.(q)(q)(q) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (l) Form of Endorsement No. 2006ROTH-ACC incorporated herein by reference to Exhibit 4.(r)(r)(r) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (m) Form of Endorsement No. 2006ROTH-GWB incorporated herein by reference to Exhibit 4.(s)(s)(s) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (n)   Form of Endorsement No. 2006VDCA filed herewith.

              (o) Form of Endorsement No. 2006INHIRA-ACC incorporated herein by reference to Exhibit 4.(u)(u)(u) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

              (p) Form of Endorsement No. 2006INHROTH-ACC incorporated herein by reference to Exhibit 4.(v)(v)(v) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

         5.   (a)   Form of Application No. 2006 App 02 incorporated herein by reference to Exhibit 5.(m) to the Registration Statement on Form N-4, File No. 333-07953. Filed on June 14, 2006.

         6.   (a)   Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6.(a) to the Registration Statement on Form N-4 File No. 333-05593, filed on March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6.(b) to the Registration Statement on Form N-4 File No. 333-05593, filed on March 6, 1997.

              (c) By-Laws of AXA Equitable, as amended September 7, 2004 incorporated herein by reference to Exhibit 6.(c) to the Registration Statement on Form N-4 File No. 333-05593, filed on April 20, 2006.

              (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 File No. 333-05593, filed on April 25, 2001.

         8.   (a)   Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, Equitable Distributors, Inc. and EQ Financial
                    Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed on
                    August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to Exhibit 24.8(b) to the Registration Statement File No. 333-60730. Filed on December 5, 2001.

              (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

              (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, incorporated herein by reference to Exhibit 24.8(d) to the Registration Statement, File No. 333-81501 on Form N-4, filed on August 5, 2003.

              (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9.   (a)   Opinion and Consent of Dodie Kent, Esq., Vice President and
                    Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-137206 on Form N-4, filed on December 15, 2006.

              (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

     10.   (a)(i)   Consent of PricewaterhouseCoopers LLP is filed herewith.

           (a)(ii)  Consent of KPMG LLP is filed herewith.

           (b)      Powers of Attorney incorporated herein by reference to
                    Exhibit 24.10(h)(i) to the Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2006.

           (b)(i) Powers of Attorney for Anthony Hamilton and Ezra Suleiman dated June 9, 2006 and May 22, 2006, respectively, are incorporated herein by reference to Exhibit 24.10(h)(ii) to the Registration Statement File No. 333-05593 on Form N-4, filed on June 14, 2006.

           (b)(ii) Powers of Attorney, filed with this Registration Statement, File No. 333-137206, on April 26, 2007.

           (b)(iii) Powers of Attorney are filed herewith.

     11.   Not applicable.

     12.   Not applicable.

     13.   Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2007 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

Item 27. Number of Contractowners

         As of February 29, 2008, there were 6 Qualified Contract and
7 Non-Qualified Contract Owners of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St Paul Travelers and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC have undertaken to indemnify each of their directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriter

     (a) AXA Distributors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Distributors, LLC, as applicable.

AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2008.





                                 SEPARATE ACCOUNT No. 49 OF
                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                             (Registrant)

                                 By: AXA Equitable Life Insurance Company
                                             (Depositor)


                                 By: /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 23rd day of April, 2008.


                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Depositor)


                                 By: /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                 Anthony J. Hamilton         Joseph H. Moglia
Christopher M. Condron           Mary R. (Nina) Henderson    Lorie A. Slutsky
Henri de Castries                James F. Higgins            Ezra Suleiman
Denis Duverne                    Scott D. Miller             Peter J. Tobin
Charlynn Goins






*By: /s/ Dodie Kent
     ----------------------
     Dodie Kent
     Attorney-in-Fact

April 23, 2008.

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT NO.                                                     DOCUMENT TAG
----------                                                      ------------

9(b)              Opinion and  Consent of Counsel               Ex-99.9(b)

10(a)(i)          Consent of PricewaterhouseCoopers LLP         Ex-99.10(a)(i)

10(a)(ii)         Consent of KMPMG LLP                          Ex-99.10(a)(ii)

10(b)(iii)        Powers of Attorney                            Ex-99.10(b)(iii)